UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22027

FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:  302-791-1851

Date of fiscal year end: April 30

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio of Investments

July 31, 2013

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — 88.0%
Commodity — 7.4%
ETRACS CMCI Long Platinum Total Return ETN*	27,496	$445,985
iPath Dow Jones-UBS Agriculture Subindex Total Return ETN*	23,104	1,132,558
PowerShares DB Gold Fund*	17,876	797,448

		2,375,991

Currency — 2.8%
PowerShares DB G10 Currency Harvest Fund*	34,735	881,227

Equity — 54.6%
Barclays S&P 500 Dynamic VEQTORTM Total Return Index ETN*	11,265	1,610,670
iPath S&P 500 Dynamic VIX ETN*	31,414	1,265,984
iShares MSCI EAFE Minimum Volatility Index Fund	14,642	860,950
iShares MSCI USA Minimum Volatility Index Fund	69,958	2,362,482

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — (Continued)
Equity — (Continued)
Powershares S&P Emerging Markets Low Volatility Portfolio	89,275	$2,427,387
Powershares S&P International Developed Low Volatility Portfolio	25,504	767,160
SPDR S&P 500 ETF Trust	11,801	1,990,357
Vanguard Global ex-U.S. Real Estate ETF	29,344	1,585,163
Vanguard MSCI EAFE ETF	36,831	1,379,321
Vanguard MSCI Emerging Markets ETF	45,469	1,776,929
Vanguard REIT ETF	21,433	1,486,164

		17,512,567

Fixed Income — 23.2%
iShares Barclays 1-3 Year Credit Bond Fund	9,065	954,001
iShares Barclays 7-10 Year Treasury Bond Fund	15,361	1,566,822
iShares Barclays Credit Bond Fund	8,244	889,857
iShares S&P National Municipal Bond Fund	2,800	291,060
PowerShares Build America Bond Portfolio	22,232	617,383
PowerShares International Corporate Bond Portfolio	21,201	602,956

See accompany Notes to the Quarterly Portfolio of Investments.

1

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — (Continued)
Fixed Income — (Continued)
SPDR Barclays Capital Short Term High Yield Bond ETF	32,240	$986,866
Vanguard Long-Term Government Bond ETF	22,881	1,541,493

		7,450,438

TOTAL EXCHANGE TRADED FUNDS (Cost $27,751,532)		28,220,223

TOTAL INVESTMENTS - 88.0% (Cost $27,751,532)**		28,220,223
OTHER ASSETS IN EXCESS OF LIABILITIES - 12.0%		3,861,975

NET ASSETS - 100.0%		$32,082,198

*	Non-income producing.
**	The cost and unrealized appreciation and unrealized depreciation in the value by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$27,751,532

Gross unrealized appreciation	1,289,730
Gross unrealized depreciation	(821,039)

Net unrealized appreciation	$468,691

CMCI	Constant Maturity Commodity Index
DB	Deutsche Bank
EAFE	Europe, Australia, and Far East
ETN	Exchange Traded Notes
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
RICI	Rogers International Commodity Index
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt
VIX	Volatility Index

See accompany Notes to the Quarterly Portfolio of Investments.

2

BOSTON ADVISORS BROAD ALLOCATIONS STRATEGY FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2013

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Boston Advisors Broad Allocation Strategy Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

BOSTON ADVISORS BROAD ALLOCATIONS STRATEGY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$28,220,223	$28,220,223	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2013, there were no transfers between Level 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

COMPAK DYNAMIC ASSET ALLOCATION FUND

Portfolio of Investments

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 23.4%
Basic Materials — 2.3%
Huntsman Corp.	8,350	$150,467
MeadWestvaco Corp.	4,100	151,495

		301,962

Communications — 4.3%
Cisco Systems, Inc.	5,410	138,226
Comcast Corp., Class A	3,000	135,240
DISH Network Corp., Class A	3,300	147,345
EchoStar Corp., Class A*	3,450	137,862

		558,673

Consumer, Cyclical — 2.9%
CVS Caremark Corp.	1,600	98,384
Dana Holding Corp.	6,350	138,748
Wal-Mart Stores, Inc.	1,800	140,292

		377,424

Consumer, Non-cyclical — 2.8%
Pfizer, Inc.	4,550	132,996
UnitedHealth Group, Inc.	1,350	98,348
WellPoint, Inc.	1,570	134,329

		365,673

Energy — 3.9%
Chevron Corp.	1,000	125,890
ConocoPhillips	2,250	145,935
CVR Energy, Inc.	2,150	101,458
Exxon Mobil Corp.	1,450	135,938

		509,221

Industrial — 4.1%
Cummins, Inc.	1,150	139,368
Eaton Corp. PLC	1,950	134,452
KBR, Inc.	4,150	129,812

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
United Parcel Service, Inc., Class B	1,525	$132,370

		536,002

Technology — 2.2%
Microsoft Corp.	4,240	134,959
NCR Corp.*	4,300	154,800

		289,759

Utilities — 0.9%
PPL Corp.	3,700	117,549

TOTAL COMMON STOCKS (Cost $2,182,915)		3,056,263

EXCHANGE TRADED FUNDS — 64.3%
Commodity — 2.2%
SPDR Gold Shares*	2,200	281,512

Equity — 47.2%
Financial Select Sector SPDR Fund	28,500	583,965
iShares Core S&P 500 ETF	4,600	779,792
iShares Core S&P Mid-Cap ETF	3,300	405,900
iShares MSCI ACWI Index Fund	8,400	439,236
iShares MSCI EAFE Index Fund	5,400	325,998
iShares MSCI Emerging Market Index Fund	8,800	342,936
iShares MSCI EMU Index Fund	5,800	204,856
iShares Russell 2000 Index Fund	3,850	399,130
Market Vectors Russia ETF	9,900	256,212
SPDR S&P 500 ETF Trust	11,850	1,998,621

See accompanying Notes to the Quarterly Portfolio of Investments.

1

COMPAK DYNAMIC ASSET ALLOCATION FUND

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS — (Continued)
Equity — (Continued)
Technology Select Sector SPDR Fund	13,650	$432,978

		6,169,624

Fixed Income — 14.9%
iShares Core Total US Bond Market ETF	7,500	804,825
iShares JPMorgan USD Emerging Markets Bond Fund	500	54,649
PIMCO Total Return ETF	10,360	1,091,737

		1,951,211

TOTAL EXCHANGE TRADED FUNDS (Cost $7,240,560)		8,402,347

MUTUAL FUNDS — 8.4%
Fixed Income — 8.4%
DoubleLine Total Return Bond Fund, Class I	74,543	820,717
PIMCO Emerging Markets Bond Fund United States	12,000	135,360
PIMCO Income Fund	12,068	147,707

		1,103,784

TOTAL MUTUAL FUNDS (Cost $1,135,048)		1,103,784

	Number of Shares	Value
TOTAL INVESTMENTS - 96.1% (Cost $10,558,523)**		$12,562,394
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%		508,765

NET ASSETS - 100.0%		$13,071,159

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$10,558,523

Gross unrealized appreciation	2,203,261
Gross unrealized depreciation	(199,390)

Net unrealized appreciation	$2,003,871

ACWI	Adjusted Market Capitalization Weighted Index
EAFE	Europe, Australasia and Far East
EMU	European Monetary Union
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

COMPAK DYNAMIC ASSET ALLOCATION FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2013

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Compak Dynamic Asset Allocation Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

COMPAK DYNAMIC ASSET ALLOCATION FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$12,562,394	$12,562,394	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

4

COMPAK DYNAMIC ASSET ALLOCATION FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

B. Subsequent Event

The Board of Trustees of the Trust has approved a plan to liquidate and terminate the Fund. The plan of liquidation provides that the Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all of the Fund’s shareholders of record. Final liquidation of the Fund will occur on or about September 13, 2013.

The Fund will cease accepting purchase orders and will be closed to all new and existing investors on July 31, 2013.

Shareholders of the Fund may redeem their shares at any time prior to the liquidation date. If a shareholder has not redeemed his or her shares by the liquidation date, the shareholder’s shares automatically will be redeemed and proceeds will be sent to the shareholder of record. All applicable redemption fees will be waived for redemptions of Fund shares that occur after the date of this supplement. Liquidation proceeds will be paid in cash at the Fund’s applicable net asset value per share.

As the liquidation of the Fund approaches, the Fund’s investment adviser is expected to increase the portion of the Fund’s assets held in cash and similar investments and reduce maturities of non-cash investments in order to prepare for orderly liquidation and to meet anticipated redemption requests. This may adversely affect the Fund’s yield. The impending liquidation of the Fund may result in large redemptions, which could adversely affect the Fund’s expense ratio, although existing contractual fee waivers are expected to be maintained. Also, as the Fund’s liquidation approaches, the Fund will cease to pursue its investment objective.

The redemption of shares held by a shareholder as part of the liquidation generally will be considered a taxable event. Prior to final liquidation, the Fund may make distributions of income and capital gains. These distributions will have the tax and other consequences described in the Fund’s prospectus and statement of additional information. A shareholder should consult with the shareholder’s tax advisor to discuss the Fund’s liquidation and the tax consequences to the shareholder.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments

July 31, 2013

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — 54.3%
Automotive — 1.2%
Chrysler Group LLC/CG Co. Issuer, Inc., Sec. Notes, 8.25%, 06/15/21 (b)	B1/B	$300	$333,750
Hertz Corp., Sr. Unsec. Notes, 6.90%, 08/15/14 (b)	B3/NR	130	135,226

			468,976

Chemicals — 0.6%
Chemtura Corp., Co. Gty., 5.75%, 07/15/21 (b)	B1/BB-	40	39,799
Mexichem SAB de CV, Sr. Unsec. Notes, 4.875%, 09/19/22 144A(b)	Ba1/BBB-	200	197,000

			236,799

Consumer Products — 0.7%
Wells Enterprises, Inc., Sr. Sec. Notes, 6.75%, 02/01/20 144A(b)	B2/B+	254	264,795

Diversified Financial Services — 19.1%
Akbank TAS, Sr. Unsec. Notes, 5.00%, 10/24/22 144A.	Baa2/NR	278	251,590
American Express Co., Sub. Notes, 6.80%, 09/01/66 (b)(c)	Baa2/BBB-	195	208,162
Bank of America Corp., Sr. Unsec. Notes, 5.75%, 12/01/17	Baa2/A-	210	236,767
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa2/A-	320	363,588
BB&T Corp., Sr. Unsec. Notes, 1.133%, 06/15/18 (c)	A2/A-	405	405,194
BBVA US Senior SAU, Bank Gtd., 4.664%, 10/09/15 (b)	Baa3/BBB-	325	335,480
Bear Stearns Cos., LLC (The), Sr. Unsec. Notes, 6.40%, 10/02/17	A2/A	267	309,117
BioMed Realty LP, Co. Gty., REIT, 6.125%, 04/15/20 (b)	Baa3/BBB-	226	253,336
Citigroup, Inc., Sr. Unsec. Notes, 3.375%, 03/01/23	Baa2/A-	208	198,486
Entertainment Properties Trust, Co. Gty., REIT, 5.75%, 08/15/22 (b)	Baa2/BB+	358	364,347
General Electric Capital Corp., Jr. Sub. Notes, 5.25%, 06/15/23 (c)(d)	Baa1/AA-	400	379,000
General Electric Capital Corp., Sub. Notes, 5.30%, 02/11/21	A2/AA	260	284,877
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 2.375%, 01/22/18	A3/A-	91	89,909
Hartford Financial Services Group, Inc., Jr. Sub. Notes, 8.125%, 06/15/38 (b)(c)	Ba1/BB+	211	240,540
HSBC Capital Funding LP/Jersey Channel Islands, Ltd. Gtd., 10.176%, 12/29/49 144A(c)(d)	Baa2/BBB+	325	468,000
ING Bank NV, Sub. Notes, 0.99%, 09/26/16 (b)(c)	Baa2/NR	400	379,000
Intesa Sanpaolo SpA, Unsec. Notes, 3.875%, 01/16/18	Baa2/BBB	315	306,257
JPMorgan Chase & Co., Jr. Sub. Notes, 7.90%, 04/29/49 (c)(d)	Ba1/BBB	387	430,538
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.95%, 03/25/20	A2/A	341	375,497
Morgan Stanley, 5.50%, 07/24/20 (b)	Baa1/A-	425	466,256
SAFG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	145	179,013
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40 144A(b)	Baa1/BBB	211	221,324
Turkiye Garanti Bankasi AS, Sr. Unsec. Notes, 5.25%, 09/13/22 144A	Baa2/NR	439	397,295
Wachovia Capital Trust III, Ltd. Gtd., 5.57%, 03/29/49 (c)(d)	Baa3/BBB+	650	635,375

			7,778,948

Energy — 4.9%
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72 (b)(c)	Baa1/BBB	300	322,530
Citgo Petroleum Corp., Sr. Sec. Notes, 11.50%, 07/01/17 144A(b)	Ba2/BB+	104	116,480
DCP Midstream LLC, Jr. Sub. Notes, 5.85%, 05/21/43 144A(b)(c)	Baa3/BB+	325	310,375
DPL, Inc., Sr. Unsec. Notes, 7.25%, 10/15/21 (b)	Ba1/BB	130	134,550
Noble Energy, Inc., Sr. Unsec. Notes, 8.25%, 03/01/19 (b)	Baa2/BBB	146	185,391

See accompanying Notes to Quarterly Portfolio of Investments.

1

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Energy — (Continued)
Petroleum Co. of Trinidad & Tobago, Ltd., Sr. Unsec. Notes, 9.75%, 08/14/19 144A(b)	Baa3/BBB	$100	$125,000
Reliance Holdings USA, Inc., Co. Gty., 5.40%, 02/14/22 144A	Baa2/BBB+	325	337,510
Transocean, Inc., Co. Gty., 6.50%, 11/15/20 (b)	Baa3/BBB-	163	183,315
Whiting Petroleum Corp., Co. Gty., 6.50%, 10/01/18 (b)	Ba3/BB+	260	275,600

			1,990,751

Foreign Bonds — 0.4%
Morocco Government International Bond, Sr. Unsec. Notes, 4.25%, 12/11/22 144A	NR/BBB-	200	181,750

Healthcare — 1.4%
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21 144A(b)	Ba2/BB+	325	342,875
HCA, Inc., Sr. Sec. Notes, 7.25%, 09/15/20 (b)	Ba3/BB	215	235,156

			578,031

Industrial — 4.6%
Alliant Techsystems, Inc., Co. Gty., 6.875%, 09/15/20 (b)	Ba3/BB	208	223,340
APT Pipelines, Ltd., Co. Gty., 3.875%, 10/11/22 144A(b)	Baa2/BBB	553	512,488
ArcelorMittal, Sr. Unsec. Notes, 6.25%, 02/25/22 (b)	Ba1/BB+	325	336,375
Boart Longyear Management Pty Ltd., Co. Gty., 7.00%, 04/01/21 144A(b)	B1/B+	250	226,250
Holcim US Finance Sarl & Cie SCS, Co. Gty., 6.00%, 12/30/19 144A(b)	Baa2/BBB	163	184,676
Reliance Steel & Aluminum Co. Gty., 4.50%, 04/15/23 (b)	Baa3/BBB	405	391,276

			1,874,405

Insurance — 4.5%
Allstate Corp. (The), Jr. Sub. Notes, 6.50%, 05/15/57 (b)(c)	Baa1/BBB	325	350,188
American Financial Group, Inc., Sr. Unsec. Notes, 9.875%, 06/15/19 (b)	Baa1/BBB+	130	168,034
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/68 (b)(c)	Baa2/BBB	325	397,312
Liberty Mutual Group, Inc., 7.00%, 03/07/67 144A(b)(c)	Baa3/BB	208	214,760
Prudential Financial, Inc., Jr. Sub. Notes, 5.875%, 09/15/42 (b)(c)	Baa2/BBB+	423	427,230
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67 (b)(c)	A3/NR	244	265,350

			1,822,874

Media — 2.3%
Dish DBS Corp., Co. Gty., 6.75%, 06/01/21 (b)	Ba3/BB-	325	344,500
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.875%, 12/01/18 144A(b)	B1/B+	385	404,250
Time Warner Entertainment Co. LP, Co. Gty., 8.375%, 03/15/23	Baa2/BBB	146	171,112

			919,862

Mining — 3.3%
FMG Resources August 2006 Property, Ltd., Co. Gty., 6.875%, 04/01/22 144A(b)	B1/B+	325	321,750
Newcrest Finance Property, Ltd., Co. Gty., 4.45%, 11/15/21 144A(b)	Baa3/BBB	491	433,834
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42 (b)	Baa2/BBB	296	245,151
Xstrata Finance Canada Ltd., Co. Gty., 4.95%, 11/15/21 144A(b)	Baa2/BBB	361	353,224

			1,353,959

Paper — 0.5%
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 4.75%, 01/11/22 (b)	Baa3/BBB-	228	223,905

See accompanying Notes to Quarterly Portfolio of Investments.

2

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Pipe Lines Ex Natural Gas — 1.5%
Enterprise Products Operating LLC, Co. Gty., 7.034%, 01/15/68 (b)(c)	Baa2/BBB	$211	$236,848
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21 144A(b)	NR/BBB-	175	186,101
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes, 9.00%, 02/01/19 (b)	Baa2/BBB	130	167,141

			590,090

Telecommunications — 4.6%
Frontier Communications Corp., Sr. Unsec. Notes, 8.50%, 04/15/20 (b)	Ba2/BB-	325	360,750
Metropcs Wireless, Inc., Co. Gty., 6.25%, 04/01/21 144A(b)	Ba3/BB	189	192,780
Metropcs Wireless, Inc., Co. Gty., 6.625%, 04/01/23 144A(b)	Ba3/BB	227	231,540
NII Capital Corp., Co. Gty., 7.625%, 04/01/21 (b)	Caa2/CCC	215	172,538
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35 (b)	Baa3/BBB-	195	199,011
Telecom Italia Capital SA, Co. Gty., 6.00%, 09/30/34 (b)	Baa3/BBB-	215	189,604
Telefonica Emisiones SAU, Co. Gty., 3.992%, 02/16/16 (b)	Baa2/BBB	254	263,390
UPCB Finance VI, Ltd., Sr. Sec. Notes, 6.875%, 01/15/22 144A(b)	Ba3/BB	250	265,000

			1,874,613

Utilities — 4.7%
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20 144A(b)	Baa3/BBB-	163	188,708
Electricite de France SA, Sub. Notes, 5.25%, 01/29/23 144A(c)(d)	A3/BBB+	208	198,900
Israel Electric Corp., Ltd., Sr. Sec. Notes, 5.625%, 06/21/18 144A	Baa3/BB+	250	256,250
NextEra Energy Capital Holdings, Inc., Co. Gty., 7.30%, 09/01/67 (b)(c)	Baa2/BBB	488	542,900
PPL Capital Funding, Inc., Co. Gty., 3.50%, 12/01/22 (b)	Baa3/BBB-	241	232,724
Southern Power Co., Sr. Unsec. Notes, 5.25%, 07/15/43 (b)	Baa1/BBB+	170	175,621
UIL Holdings Corp., Sr. Unsec. Notes, 4.625%, 10/01/20 (b)	Baa3/BBB-	325	333,782

			1,928,885

TOTAL CORPORATE BONDS AND NOTES (Cost $22,018,577)			22,088,643

ASSET BACKED SECURITIES — 9.0%
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class C, 2.42%, 05/08/18	Aaa/A+	202	204,816
Atrium CDO Corp., Series 7A, Class B, 3.29%, 11/16/22 144A(c)	NR/AA	425	426,644
Goldentree Loan Opportunities V, Ltd., Series 2007-5A, Class B, 1.377%, 10/18/21 144A(c)	Aa3/AA	500	482,055
LCM Ltd. Partnership, 2.426%, 01/19/23 144A(c)	NR/AA	650	652,830
North End CLO, Ltd., Series 2013-1A, Class B, 1.916%, 07/17/25 144A(c)	NR/NR	1,000	993,800
SBI Home Equity Loan Trust, Series 2006-1A, Class 2A, 0.34%, 04/25/35 144A(c)	A2/AA-	381	365,881
Sonic Capital, LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41 144A	Baa2/BBB	114	121,472
TAL Advantage V, LLC, Series 2013-1A, Class A, 2.83%, 02/22/38 144A	NR/A	404	393,332

TOTAL ASSET BACKED SECURITIES (Cost $3,594,552)			3,640,830

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.7%
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class AM, 5.582%, 09/11/41(c)	NR/A	553	607,552
CD Commerical Mortgage Trust, Series 2006-CD2, Class AM, 5.351%, 01/15/46(c)	Baa2/A-	455	486,334
CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class D, 3.041%, 05/15/30 144A(c)	Baa3/NR	330	330,000
DDR Corp., Series 2009-DDR1, Class C, 6.223%, 10/14/22 144A	A1/AA+	553	574,093

See accompanying Notes to Quarterly Portfolio of Investments.

3

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Irvin Core Office Trust, Series 2013-IRV, Class C, 3.173%, 05/15/48 144A(c)	NR/A	$135	$117,295
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135%, 07/12/37 144A	Aa3/A-	88	88,289
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AM, 5.593%, 05/12/45	A3/A	553	607,349
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.485%, 07/12/46(c)	Ba2/NR	423	421,276
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSI, Class C, 4.437%, 10/15/30 144A(c)	NR/A	540	473,383
Morgan Stanley Capital I, Series 2005-HQ6, Class A4B, 5.042%, 08/13/42	NR/A+	325	342,583
Spirit Master Funding, LLC, Series 2006-1A, Class A, 5.76%, 03/20/24 144A	Baa2/BB+	315	313,002

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,362,546)			4,361,156

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 10.1%
FHLMC Gold Pool # G03508, 6.00%, 07/01/37	Aaa/AA+	136	149,362
FNMA Pool # AU1264, 3.00%, 07/01/43	Aaa/AA+	675	655,130
FNMA Pool #AL0515, 6.00%, 07/01/40	Aaa/AA+	199	224,277
FNMA Pool, TBA, 3.50%, 08/01/22	Aaa/AA+	808	814,565
FNMA Pool, TBA, 4.00%, 09/15/40	Aaa/AA+	625	649,512
FNMA Pool, TBA, 3.00%, 08/01/43	Aaa/AA+	400	411,547
FNMA Pool, TBA, 4.50%, 08/15/40	Aaa/AA+	150	158,930
GNMA Pool # 4679, 5.00%, 04/20/40	Aaa/AA+	416	457,336
GNMA Pool # 694462, 6.00%, 10/15/38	Aaa/AA+	156	171,381
GNMA Pool # 729349, 4.00%, 07/15/41	Aaa/AA+	256	267,893
GNMA Pool # AD6019, 3.50%, 04/20/43	Aaa/AA+	30	30,408
GNMA Pool # MA0391, 3.00%, 09/20/42	Aaa/AA+	100	98,046

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $4,099,514)			4,088,387

MUNICIPAL BONDS — 2.0%
American Municipal Power-Ohio, Inc., Build America Bonds, RB, 6.053%, 02/15/43	A1/A	225	236,385
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35	A3/A-	130	143,737
State of Maryland, 5.00%, 03/01/23	Aaa/AAA	380	444,019

TOTAL MUNICIPAL BONDS (Cost $791,688)			824,141

U.S. TREASURY OBLIGATIONS — 12.0%
United States Treasury Note, 0.625%, 08/31/17	Aaa/AA+	1,710	1,679,140
United States Treasury Note, 0.875%, 01/31/18	Aaa/AA+	169	166,306
United States Treasury Note, 0.875%, 07/31/19	Aaa/AA+	1,004	955,368
United States Treasury Note, 1.25%, 10/31/19	Aaa/AA+	975	943,846
United States Treasury Note, 1.375%, 01/31/20	Aaa/AA+	163	157,970
United States Treasury Note, 1.625%, 08/15/22	Aaa/AA+	740	688,894
United States Treasury Bond, 2.75%, 08/15/42	Aaa/AA+	330	277,097

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,083,678)			4,868,621

See accompanying Notes to Quarterly Portfolio of Investments.

4

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Number of Shares	Value
PREFERRED STOCK — 1.3%
Diversified Financial Services — 1.3%
CoBank ACB	NR/A-	5,200	$534,138

TOTAL PREFERRED STOCK (Cost $542,100)			534,138

REGISTERED INVESTMENT COMPANY — 6.3%
BlackRock Liquidity Funds TempCash Portfolio	NR/NR	2,541,946	2,541,946

TOTAL REGISTERED INVESTMENT COMPANY (Cost $2,541,946)			2,541,946

TOTAL INVESTMENTS - 105.7%
(Cost $43,034,601)*			42,947,862
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7)%			(2,299,532)

NET ASSETS - 100.0%			$40,648,330

(a)	Ratings for debt securities are unaudited. All ratings are as of July 31, 2013 and may have changed subsequently.
(b)	This security is callable.
(c)	Floating or variable rate security. Rate disclosed is as of July 31, 2013.
(d)	Security is perpetual. Date shown is next call date.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$ 43,034,601
Gross unrealized appreciation	820,319
Gross unrealized depreciation	(907,058)

Net unrealized depreciation	$(86,739)

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At July 31, 2013, these securities amounted to $12,386,581 or 30.5% of net assets. At July 31, 2013, $454,170 or 1.1% of the Fund’s net assets were reported illiquid by the investment advisor under the Fund’s policy.

Legend
CDO	Collateralized Debt Obligations	Ltd.	Limited
Co. Gty.	Company Guaranty	NR	Not Rated
FHLMC	Federal Home Loan Mortgage Corp.	PLC	Public Limited Company
FNMA	Federal National Mortgage Association	RB	Revenue Bond
GNMA	Government National Mortgage Association	REIT	Real Estate Investment Trust
GO	General Obligations	Sec.	Secured
Gtd.	Guaranteed	Sr.	Senior
Jr.	Junior	Sub.	Subordinated
LLC	Limited Liability Company	TBA	To Be Announced
LP	Limited Partnership	Unsec.	Unsecured

See accompanying Notes to Quarterly Portfolio of Investments.

5

CUTWATER INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2013

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Cutwater Investment Grade Bond Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

CUTWATER INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/13	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$22,088,643	$—	$22,088,643	$—
Asset Backed Securities	3,640,830	—	3,640,830	—
Commercial Mortgage-Backed Securities	4,361,156	—	4,031,156	330,000
Residential Mortgage-Backed Securities	4,088,387	—	4,088,387	—
Municipal Bonds	824,141	—	824,141	—
U.S. Treasury Obligations	4,868,621	—	4,868,621	—
Preferred Stock	534,138	534,138	—	—
Registered Investment Company	2,541,946	2,541,946	—	—

Total Investments	$42,947,862	$3,076,084	$39,541,778	$330,000

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 89.9%
Brazil — 3.3%
Autometal SA	172,678	$1,342,761
BR Properties SA	269,900	2,239,554
Embraer SA	732,100	6,190,286
Even Construtora e Incorporadora SA	524,200	1,950,800
MMX Mineracao e Metalicos SA*	2,137,036	1,545,624
Sul America SA - Units	250,657	1,516,237

		14,785,262

Chile — 2.0%
Aguas Andinas SA, Class A	4,175,783	2,925,527
Cia Cervecerias Unidas SA, ADR	222,625	6,053,174

		8,978,701

China — 15.1%
Anhui Conch Cement Co. Ltd.	926,000	2,736,412
China Construction Bank Corp.	9,536,000	7,110,047
China Merchants Holdings International Co. Ltd.	536,000	1,673,684
China Mobile, Ltd.	1,866,168	19,852,222
China Shenhua Energy Co., Ltd., Class H	2,539,000	7,328,552
Dongfeng Motor Group Co., Ltd., Class H	6,868,000	9,204,049
Pacific Basin Shipping, Ltd.	4,853,344	2,620,183
PetroChina Co., Ltd., Class H	6,851,181	8,003,022
Sinotruk Hong Kong, Ltd.	4,220,000	2,087,903
Weichai Power Co., Ltd., Class H	1,451,000	4,802,395

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Yanzhou Coal Mining Co., Ltd., Class H	4,744,000	$3,253,548

		68,672,017

Columbia — 2.5%
Bancolombia SA	626,266	8,858,123
Bancolombia SA, SP ADR	42,549	2,444,440

		11,302,563

Czech Republic — 2.5%
Komercni Banka AS	58,444	11,357,853

India — 4.7%
Infosys Ltd., SP ADR	253,847	12,611,119
Reliance Industries, Ltd., SP GDR(a)	309,175	8,868,221

		21,479,340

Indonesia — 4.5%
AKR Corporindo Tbk PT	5,179,500	2,174,916
Bank Rakyat Indonesia Persero Tbk PT	4,079,000	3,268,884
Indo Tambangraya Megah Tbk PT	2,189,500	5,150,129
United Tractors Tbk PT	4,698,500	7,679,952
Vale Indonesia Tbk PT	11,986,500	2,059,146

		20,333,027

Jordan — 0.4%
Hikma Pharmaceuticals PLC	97,374	1,645,355

Malaysia — 2.0%
Genting Bhd	2,054,196	6,218,718
Malayan Banking Bhd	873,485	2,761,209

		8,979,927

See accompanying Notes to the Quarterly Portfolio of Investments.

1

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Mexico — 6.1%
America Movil SAB de CV, Series L	16,213,928	$17,022,863
Grupo Bimbo SAB de CV, Class A	97,600	328,422
Ternium SA, SP ADR	471,117	10,538,887

		27,890,172

Panama — 0.8%
Copa Holdings SA, Class A	24,863	3,460,184

Poland — 4.9%
Bank Handlowy w Warszawie SA	156,232	4,705,334
Bank Pekao SA	210,722	10,816,491
Grupa Lotos SA*	284,176	2,930,866
Telekomunikacja Polska SA	1,661,292	3,950,259

		22,402,950

Russia — 5.1%
Gazprom OAO, SP ADR	607,959	4,723,841
Novolipetsk Steel OJSC, GDR	714,729	10,349,705
Sberbank of Russia, SP ADR	693,787	8,040,991

		23,114,537

South Africa — 7.3%
ABSA Group, Ltd.	534,979	7,728,729
AngloGold Ashanti Ltd., SP ADR	313,927	4,134,419
Impala Platinum Holdings, Ltd.	617,845	6,068,605
MTN Group, Ltd.	479,836	8,983,312
PPC Ltd.	622,941	1,831,158
Reunert, Ltd.	441,093	2,995,167

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Africa — (Continued)
Sappi Ltd.*	574,570	$1,533,283

		33,274,673

South Korea — 19.6%
Hyundai Department Store Co. Ltd.	36,194	5,199,509
Hyundai Heavy Industries Co., Ltd.	61,294	11,441,570
Hyundai Mobis	39,822	9,707,541
Hyundai Motor Co.	74,911	15,489,611
Kangwon Land, Inc.	147,690	3,759,250
LG Chem Ltd.	30,856	7,739,175
POSCO, ADR	149,276	10,700,104
Samsung Heavy Industries Co., Ltd.	81,970	2,911,491
Shinhan Financial Group Co., Ltd.	466,505	17,005,111
Shinsegae Co., Ltd.	24,351	4,738,368

		88,691,730

Taiwan — 5.3%
Advanced Semiconductor Engineering, Inc.	1,923,000	1,576,584
Chipbond Technology Corp.	1,641,000	3,614,687
Compal Electronics, Inc.	10,091,208	6,990,856
Novatek Microelectronics Corp.	1,408,692	6,226,464
Taiwan Fertilizer Co., Ltd.	643,372	1,571,675
TPK Holding Co. Ltd.	331,000	3,884,982

		23,865,248

Thailand — 3.8%
Kasikornbank PCL NVDR	1,165,270	6,792,042

See accompanying Notes to the Quarterly Portfolio of Investments.

2

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Thailand — (Continued)
Thai Oil PCL	5,425,300	$10,565,515

		17,357,557

TOTAL COMMON STOCKS (Cost $432,599,497)		407,591,096

PREFERRED STOCKS — 3.4%
Brazil — 3.4%
Cia Paranaense de Energia, Class B	469,655	5,834,275
Vale SA	764,200	9,456,403

		15,290,678

TOTAL PREFERRED STOCKS (Cost $20,888,370)		15,290,678

EXCHANGE TRADED FUNDS — 3.5%
iShares MSCI Emerging Market Index Fund	411,729	16,045,079

TOTAL EXCHANGE TRADED FUNDS (Cost $15,710,331)		16,045,079

TOTAL INVESTMENTS - 96.8% (Cost $469,198,198)**		438,926,853
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%		14,286,392

NET ASSETS - 100.0%		$453,213,245

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$469,198,198

Gross unrealized appreciation	15,363,786
Gross unrealized depreciation	(45,635,131)

Net unrealized depreciation	$(30,271,345)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2013, this security amounted to $8,868,221 or 2.0% of net assets. This security has been determined by the Adviser to be a liquid security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored Depositary Receipt
SP GDR	Sponsored Global Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

3

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2013

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Dupont Capital Emerging Markets Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and translated from the local currency into U.S. dollars using current exchange rates. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

4

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/13	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Brazil	$14,785,262	$14,785,262	$—	$—
Chile	8,978,701	8,978,701	—	—
China	68,672,017	—	68,672,017	—
Columbia	11,302,563	11,302,563	—	—
Czech Republic	11,357,853	—	11,357,853	—
India	21,479,340	21,479,340	—	—
Indonesia	20,333,027	—	20,333,027	—
Jordan	1,645,355	—	1,645,355	—
Malaysia	8,979,927	—	8,979,927	—
Mexico	27,890,172	27,890,172	—	—
Panama	3,460,184	3,460,184	—	—
Poland	22,402,950	3,950,259	18,452,691	—
Russia	23,114,537	23,114,537	—	—
South Africa	33,274,673	8,960,744	24,313,929	—
South Korea	88,691,730	10,700,104	77,991,626	—

5

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Total Value at 07/31/13	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks(Continued)
Taiwan	$23,865,248	$—	$23,865,248	$—
Thailand	17,357,557	—	17,357,557	—
Preferred Stocks	15,290,678	15,290,678	—	—
Exchange Traded Funds	16,045,079	16,045,079	—	—

Total Investments	$438,926,853	$165,957,623	$272,969,230	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier

6

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements occurred at July 31, 2013 and therefore the Fund utilized the external pricing service model adjustments. For the period ended July 31, 2013, a net amount of $3,950,259 was transferred from Level 2 to Level 1. There were no transfers from Level 1 to Level 2. There were no transfers to or from Level 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

EIC VALUE FUND

Portfolio of Investments

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 88.7%
Basic Materials — 5.3%
Barrick Gold Corp.	194,210	$3,295,744
Newmont Mining Corp.	153,868	4,616,040
Sigma-Aldrich Corp.	31,370	2,621,277

		10,533,061

Communications — 4.3%
Cisco Systems, Inc.	147,575	3,770,541
eBay, Inc.*	4,065	210,121
Google, Inc., Class A*	5,250	4,659,900

		8,640,562

Consumer, Cyclical — 8.7%
CVS Caremark Corp.	47,125	2,897,716
Target Corp.	94,175	6,709,969
Wal-Mart Stores, Inc.	98,690	7,691,899

		17,299,584

Consumer, Non-cyclical — 31.1%
Baxter International, Inc.	66,740	4,874,690
Becton Dickinson & Co.	36,630	3,799,264
CR Bard, Inc.	43,940	5,035,524
Dr Pepper Snapple Group, Inc.	122,955	5,746,917
Express Scripts Holding Co.*	58,175	3,813,371
GlaxoSmithKline PLC, SP ADR	75,050	3,824,548
Johnson & Johnson	58,225	5,444,038
Medtronic, Inc.	126,705	6,999,184
Molson Coors Brewing Co., Class B	178,640	8,942,718
PepsiCo, Inc.	92,295	7,710,324
Procter & Gamble Co. (The)	71,395	5,733,018

		61,923,596

Energy — 9.7%
Chevron Corp.	21,700	2,731,813

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
ConocoPhillips	75,120	$4,872,283
Devon Energy Corp.	91,035	5,007,835
Exxon Mobil Corp.	70,940	6,650,625

		19,262,556

Financial — 20.5%
American Express Co.	62,710	4,626,117
Charles Schwab Corp. (The)	180,045	3,977,194
Chubb Corp. (The)	54,530	4,716,845
PNC Financial Services Group, Inc. (The)	78,380	5,960,799
SunTrust Banks, Inc.	89,605	3,117,359
Torchmark Corp.	40,905	2,907,527
Travelers Cos., Inc. (The)	46,315	3,869,618
US Bancorp	154,920	5,781,614
Wells Fargo & Co.	136,055	5,918,392

		40,875,465

Industrial — 2.8%
Northrop Grumman Corp.	59,835	5,508,410

Technology — 3.0%
Microsoft Corp.	188,640	6,004,411

Utilities — 3.3%
Exelon Corp.	218,280	6,677,185

TOTAL COMMON STOCKS (Cost $150,865,320)		176,724,830

See accompanying Notes to Quarterly Portfolio of Investments.

1

EIC VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

	Number of Shares	Value
REGISTERED INVESTMENT COMPANY — 9.3%
Dreyfus Institutional Reserves Treasury Prime Fund	18,549,540	$18,549,540

TOTAL REGISTERED INVESTMENT COMPANY (Cost $18,549,540)		18,549,540

TOTAL INVESTMENTS - 98.0% (Cost $169,414,860)**		195,274,370
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		3,907,553

NET ASSETS - 100.0%		$199,181,923

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$169,414,860

Gross unrealized appreciation	31,323,165
Gross unrealized depreciation	(5,463,655)

Net unrealized appreciation	$25,859,510

SP ADR   Sponsored Depositary Receipt

See accompanying Notes to Quarterly Portfolio of Investments.

2

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2013

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/13	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$176,724,830	$176,724,830	$—	$—
Registered Investment Company	18,549,540	18,549,540	—	—

Total Investments	$195,274,370	$195,274,370	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

For the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments

July 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 87.2%
Airlines — 0.7%
Delta Air Lines
Series 2010-2, Class B
6.750%, 05/23/2017	$200,000	$209,000

Auto Parts & Equipment — 1.4%
Delphi Corp.
Callable 02/15/2018 at 102.5
5.000%, 02/15/2023	400,000	416,000

Banks — 34.0%
Ally Financial, Inc.
3.500%, 07/18/2016	500,000	503,750
Ally Financial, Inc.
5.500%, 02/15/2017	400,000	422,890
Ally Financial, Inc.
Callable 08/15/2013 at 100
7.375%, 11/15/2016	125,000	125,228
Bank of America Corp.
1.354%, 03/22/2018 (a)	400,000	399,112
CIT Group, Inc.
5.000%, 08/01/2023	400,000	392,166
Citigroup, Inc.
1.750%, 05/01/2018	500,000	482,870
Citigroup, Inc.
Callable 02/15/2023 at 100
5.900%, (b)(c)(d)	300,000	289,500
Fifth Third Capital Trust IV
Callable 04/15/2017 at 100
6.500%, 04/15/2037 (c)	1,500,000	1,500,000
Goldman Sachs Group, Inc.
3.625%, 02/07/2016	250,000	262,286
Goldman Sachs Group, Inc.
2.375%, 01/22/2018	400,000	395,209

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Banks — (Continued)
Goldman Sachs Group, Inc.
1.465%, 04/30/2018 (a)	$500,000	$500,013
Goldman Sachs Group, Inc.
2.900%, 07/19/2018	500,000	500,886
JPMorgan Chase & Co.
3.150%, 07/05/2016	300,000	314,638
JPMorgan Chase & Co.
1.166%, 01/25/2018 (a)	300,000	300,546
JPMorgan Chase & Co.
3.375%, 05/01/2023	250,000	232,062
JPMorgan Chase & Co.
Callable 04/30/2018 at 100
7.900%, (b)(c)(d)	250,000	278,125
JPMorgan Chase & Co.
Callable 08/01/2023 at 100
6.000%, (b)(c)(d)	1,000,000	983,750
Morgan Stanley
1.546%, 04/25/2018 (a)	800,000	794,591
Morgan Stanley
2.125%, 04/25/2018	300,000	290,432
PNC Bank NA
Callable 06/25/2023 at 100
3.800%, 07/25/2023	500,000	493,729
Wells Fargo & Co.
2.100%, 05/08/2017	300,000	305,985
Wells Fargo & Co.
1.500%, 01/16/2018	250,000	244,274
Wells Fargo & Co.
0.895%, 04/23/2018 (a)	300,000	300,010

		10,312,052

See accompanying Notes to the Quarterly Portfolio of Investments.

1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Beverage — 0.8%
PepsiCo, Inc.
Callable 12/07/2018 at 100
2.250%, 01/07/2019	$250,000	$249,859

Biotechnology — 0.9%
Amgen, Inc.
Callable 03/15/2021 at 100
4.100%, 06/15/2021	250,000	259,890

Chemicals — 1.2%
Dow Chemical Co. (The)
2.500%, 02/15/2016	150,000	155,390
E.I. Du Pont de Nemours & Co.
1.950%, 01/15/2016	200,000	204,842

		360,232

Diversified Financial Services — 12.5%
American Express Co.
0.863%, 05/22/2018 (a)	250,000	249,778
American Express Credit Corp.
1.750%, 06/12/2015	300,000	304,958
American Express Credit Corp.
1.300%, 07/29/2016	200,000	200,493
Ford Motor Credit Co., LLC
3.000%, 06/12/2017	250,000	253,627
Ford Motor Credit Co., LLC
2.375%, 01/16/2018	400,000	393,079
Ford Motor Credit Co., LLC
5.750%, 02/01/2021	400,000	440,474
Ford Motor Credit Co., LLC
4.250%, 09/20/2022	500,000	499,106

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Diversified Financial Services — (Continued)
General Electric Capital Corp.
1.500%, 07/12/2016	$400,000	$402,001
General Electric Capital Corp.
0.983%, 04/02/2018 (a)	500,000	502,749
General Motors Financial Co., Inc.
4.750%, 08/15/2017 (e)	250,000	262,188
Merrill Lynch & Co., Inc.
6.875%, 11/15/2018	250,000	295,724

		3,804,177

Electronics — 0.9%
Jabil Circuit, Inc.
5.625%, 12/15/2020	250,000	261,875

Food — 0.8%
Kraft Foods Group, Inc.
2.250%, 06/05/2017	250,000	253,391

Healthcare-Products — 1.5%
Boston Scientific Corp.
4.500%, 01/15/2015	200,000	209,543
Mallinckrodt International Finance SA
3.500%, 04/15/2018 (e)	250,000	247,167

		456,710

Insurance — 6.1%
Berkshire Hathaway, Inc.
1.550%, 02/09/2018	400,000	396,008
Genworth Holdings, Inc.
Callable 11/15/2016 at 100
6.150%, 11/15/2066 (c)	700,000	617,750

See accompanying Notes to the Quarterly Portfolio of Investments.

2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Insurance — (Continued)
Lincoln National Corp.
Callable 05/17/2016 at 100
7.000%, 05/17/2066 (c)	$800,000	$824,000

		1,837,758

Leisure Time — 1.0%
Harley-Davidson Financial Services, Inc.
3.875%, 03/15/2016 (e)	300,000	318,288

Lodging — 0.8%
Wyndham Worldwide Corp.
Callable 02/01/2017 at 100
2.950%, 03/01/2017	250,000	254,986

Media — 2.9%
Interpublic Group of Cos, Inc.
3.750%, 02/15/2023	500,000	472,182
NBC Universal Media, LLC
2.875%, 04/01/2016	200,000	209,664
Time Warner, Inc.
3.150%, 07/15/2015	200,000	208,777

		890,623

Miscellaneous Manufacturing — 1.6%
General Electric Co.
2.700%, 10/09/2022	500,000	475,890

Oil & Gas — 3.6%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	200,000	226,131
Petrobras Global Finance BV
2.408%, 01/15/2019 (a)	250,000	245,625

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Oil & Gas — (Continued)
Rowan Cos., Inc.
Callable 03/01/2022 at 100
4.875%, 06/01/2022	$350,000	$365,746
Total Capital International SA
1.550%, 06/28/2017	250,000	249,611

		1,087,113

Packaging & Containers — 0.8%
Rock Tenn Co.
Callable 12/01/2022 at 100
4.000%, 03/01/2023	250,000	240,673

Pharmaceuticals — 0.8%
Merck & Co., Inc.
0.634%, 05/18/2018 (a)	250,000	250,354

Pipelines — 2.1%
Energy Transfer Partners LP
Callable 11/01/2022 at 100
3.600%, 02/01/2023	200,000	188,986
Enterprise Products Operating LLC
Callable 01/15/2018 at 100
7.034%, 01/15/2068 (c)	235,000	263,788
Plains All American Pipeline LP
Callable 10/31/2022 at 100
2.850%, 01/31/2023	200,000	185,843

		638,617

See accompanying Notes to the Quarterly Portfolio of Investments.

3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
REIT — 4.8%
BioMed Realty LP
Callable 03/15/2016 at 100
3.850%, 04/15/2016	$200,000	$210,486
BioMed Realty LP
Callable 04/15/2022 at 100
4.250%, 07/15/2022	200,000	197,168
Boston Properties LP
Callable 11/01/2013 at 100
3.800%, 02/01/2024	250,000	244,824
DDR Corp.
5.500%, 05/01/2015	165,000	176,551
DDR Corp.
7.500%, 04/01/2017	200,000	234,403
Essex Portfolio LP
Callable 05/15/2022 at 100
3.625%, 08/15/2022	400,000	385,976

		1,449,408

Retail — 3.5%
Macy’s Retail Holdings, Inc.
5.750%, 07/15/2014	200,000	209,299
QVC, Inc.
4.375%, 03/15/2023 (e)	375,000	357,730
Walgreen Co.
1.800%, 09/15/2017	250,000	249,592
Wal-Mart Stores, Inc.
1.125%, 04/11/2018	250,000	243,982

		1,060,603

Semiconductor — 0.8%
Texas Instruments, Inc.
1.000%, 05/01/2018	250,000	240,497

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Software — 2.5%
Microsoft Corp.
1.000%, 05/01/2018	$250,000	$243,166
Oracle Corp.
0.848%, 01/15/2019 (a)	500,000	502,670

		745,836

Telecommunications — 1.2%
Cisco Systems, Inc.
3.150%, 03/14/2017	150,000	159,252
Vodafone Group PLC
2.875%, 03/16/2016	200,000	207,358

		366,610

TOTAL CORPORATE BONDS AND NOTES (Cost $26,301,774)		26,440,442

PREFERRED SECURITIES — 3.2%
Banks — 3.2%
Wachovia Capital Trust III
Callable 08/29/2013 at 100
5.570%, (a)	1,000,000	977,500

		977,500

TOTAL PREFERRED SECURITIES (Cost $996,425)		977,500

U.S. TREASURY OBLIGATIONS — 6.1%
Government — 6.1%
1.000%, 05/31/2018	1,400,000	1,377,687
1.750%, 05/15/2023	500,000	463,750

		1,841,437

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,855,515)		1,841,437

See accompanying Notes to the Quarterly Portfolio of Investments.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

Value
TOTAL INVESTMENTS - 96.5% (Cost $29,153,714)*	$29,259,379
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%	1,070,102

NET ASSETS - 100.0%	$30,329,481

(a)	Variable or Floating Rate Security. Rate shown is as of July 31, 2013.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	Fix-to Float Security. Rate shown is as of July 31, 2013.
(d)	Dividend paying security.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2013, these securities amounted to $1,185,373 or 4.0% of net assets. These securities have been determined by the Adviser to be liquid securities.

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$ 29,153,714

Gross unrealized appreciation	389,142
Gross unrealized depreciation	(283,477)

Net unrealized appreciation	$105,665

REIT	Real Estate Investment Trust
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2013

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Estabrook Investment Grade Fixed Income Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

6

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$26,440,442	$—	$26,440,442	$—
Preferred Securities	977,500	—	977,500	—
U.S. Treasury Obligations	1,841,437	—	1,841,437	—

Total Investments	$29,259,379	$—	$29,259,379	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the

7

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

8

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.0%
Automobiles & Components — 1.0%
Allison Transmission Holdings, Inc.	52	$1,236
BorgWarner, Inc.	777	74,149
Cooper Tire & Rubber Co.	1,735	58,192
Dana Holding Corp.	938	20,495
Dorman Products, Inc.	41	1,930
Ford Motor Co.	33	557
General Motors Co.*	830	29,772
Gentex Corp.	7,236	163,389
Goodyear Tire & Rubber Co. (The)*	40	740
Lear Corp.	37	2,563
Tenneco, Inc.*	52	2,513
Thor Industries, Inc.	1,353	73,130
TRW Automotive Holdings Corp.*	2,380	174,478
WABCO Holdings, Inc.*	24	1,897

		605,041

Banks — 10.9%
Associated Banc-Corp.	10,718	181,563
BancorpSouth, Inc.	5,343	104,990
Bank of Hawaii Corp.	35	1,947
BankUnited, Inc.	6,286	190,089
BB&T Corp.	5,566	198,651
BOK Financial Corp.	2,112	140,849
CapitalSource, Inc.	166	2,009
Capitol Federal Financial, Inc.	66	832
Cathay General Bancorp	8,810	209,326
City National Corp.	1,558	108,328
Comerica, Inc.	3,532	150,251
Commerce Bancshares, Inc.	2,122	96,827
Community Bank System, Inc.	279	9,358
Cullen/Frost Bankers, Inc.	10	720
CVB Financial Corp.	102	1,335
East West Bancorp, Inc.	34	1,048
EverBank Financial Corp.	43	667
Fifth Third Bancorp	10,271	197,511
First Citizens BancShares, Inc., Class A	4	838
First Horizon National Corp.	3,479	42,896
First Niagara Financial Group, Inc.	13,550	144,850
First Republic Bank	1,907	82,363
FirstMerit Corp.	6,996	156,850
FNB Corp.	9,278	117,274
Fulton Financial Corp.	6,141	77,315
Glacier Bancorp, Inc.	3,026	73,653
Hancock Holding Co.	5,300	173,628

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Home Bancshares, Inc. Ar	71	$1,940
Hudson City Bancorp, Inc.	127	1,214
Huntington Bancshares, Inc.	23,066	197,214
Investors Bancorp, Inc.	80	1,776
KeyCorp	15,492	190,397
M&T Bank Corp.	1,459	170,499
MB Financial, Inc.	6,312	181,659
Nationstar Mortgage Holdings, Inc.*	28	1,296
New York Community Bancorp, Inc.	10,244	155,401
Northwest Bancshares, Inc.	1,003	13,861
Old National Bancorp	10,472	150,902
Pacwest Bancorp	90	3,188
People’s United Financial, Inc.	6,333	94,995
PNC Financial Services Group, Inc. (The)	1,427	108,523
Popular, Inc.*	80	2,632
PrivateBancorp, Inc.	8,343	196,811
Prosperity Bancshares, Inc.	17	1,003
Regions Financial Corp.	19,851	198,709
Signature Bank*	214	19,592
Sterling Financial Corp.	24	637
SunTrust Banks, Inc.	6,648	231,284
Susquehanna Bancshares, Inc.	13,428	178,592
SVB Financial Group*	802	69,950
TCF Financial Corp.	4,132	62,972
Texas Capital Bancshares, Inc.*	3,644	165,766
TFS Financial Corp.*	80	934
Trustmark Corp.	54	1,456
UMB Financial Corp.	238	14,232
Umpqua Holdings Corp.	12,454	209,725
United Bankshares, Inc.	1,643	46,530
US Bancorp	4,217	157,378
Valley National Bancorp	14,252	147,508
Washington Federal, Inc.	8,150	177,262
Webster Financial Corp.	7,292	198,634
Wells Fargo & Co.	4,116	179,046
Westamerica Bancorporation	10	480
Western Alliance Bancorp*	9,006	159,676
Wintrust Financial Corp.	4,483	183,400
Zions Bancorporation	7,186	212,993

		6,556,035

Capital Goods — 9.6%
3M Co.	673	79,030
Actuant Corp., Class A	3,509	123,903

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Acuity Brands, Inc.	21	$1,816
AECOM Technology Corp.*	4,279	145,058
AGCO Corp.	495	27,844
Alliant Techsystems, Inc.	1,567	145,888
AMETEK, Inc.	49	2,268
AO Smith Corp.	28	1,157
Applied Industrial Technologies, Inc.	49	2,556
B/E Aerospace, Inc.*	15	1,046
Babcock & Wilcox Co. (The)	2,943	89,879
Barnes Group, Inc.	35	1,155
Boeing Co. (The)	579	60,853
Brady Corp., Class A	2,048	68,137
Carlisle Cos., Inc.	758	51,347
Caterpillar, Inc.	8	663
Chicago Bridge & Iron Co. NV (Netherlands)	2,368	141,085
CLARCOR, Inc.	748	41,125
Crane Co.	2,406	146,525
Cummins, Inc.	21	2,545
Danaher Corp.	832	56,027
Deere & Co.	5	415
Donaldson Co., Inc.	454	16,458
Dover Corp.	1,207	103,367
EMCOR Group, Inc.	2,901	119,753
Emerson Electric Co.	2,557	156,923
EnerSys, Inc.	2,307	122,086
Esterline Technologies Corp.*	532	43,326
Flowserve Corp.	1,017	57,644
Fluor Corp.	3,350	209,576
Foster Wheeler AG (Switzerland)*	7,584	162,601
GATX Corp.	10	452
Generac Holdings, Inc.	73	3,165
General Cable Corp.	31	977
General Dynamics Corp.	2,330	198,842
General Electric Co.	22	536
Graco, Inc.	42	2,931
Honeywell International, Inc.	1,380	114,512
Hubbell, Inc., Class B	1,072	115,079
IDEX Corp.	439	26,186
Illinois Tool Works, Inc.	1,525	109,861
Ingersoll-Rand PLC (Ireland)	1,201	73,321
ITT Corp.	2,735	85,441
Jacobs Engineering Group, Inc.*	2,355	139,416
Joy Global, Inc.	2,528	125,136

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
KBR, Inc.	1,712	$53,551
Kennametal, Inc.	32	1,387
L-3 Communications Holdings, Inc.	1,647	153,418
Leggett & Platt, Inc.	64	2,010
Lincoln Electric Holdings, Inc.	1,724	101,785
Lindsay Corp.	2,373	178,212
Lockheed Martin Corp.	1,729	207,687
Manitowoc Co., Inc. (The)	80	1,642
MRC Global, Inc.*	4,431	118,839
MSC Industrial Direct Co., Inc., Class A	943	76,336
Mueller Industries, Inc.	19	1,043
Nordson Corp.	30	2,165
Northrop Grumman Corp.	2,468	227,204
Oshkosh Corp.*	4,307	193,040
PACCAR, Inc.	8	450
Parker Hannifin Corp.	816	84,276
Ply Gem Holdings, Inc.*	14	262
Precision Castparts Corp.	5	1,109
Raven Industries, Inc.	1,297	39,766
Raytheon Co.	3,216	231,037
Regal-Beloit Corp.	870	56,272
Rexnord Corp.*	1,866	35,398
Rockwell Automation, Inc.	1,297	125,614
Rockwell Collins, Inc.	1,086	77,291
Roper Industries, Inc.	17	2,141
Snap-on, Inc.	919	87,167
Spirit Aerosystems Holdings, Inc., Class A*	40	1,014
Teledyne Technologies, Inc.*	17	1,363
Terex Corp.*	1,696	49,998
Timken Co.	1,191	69,578
Toro Co. (The)	55	2,710
TransDigm Group, Inc.	7	1,012
Trinity Industries, Inc.	12	472
Triumph Group, Inc.	34	2,668
United Technologies Corp.	11	1,161
Valmont Industries, Inc.	960	134,054
Wabtec Corp.	1,540	89,412
Watts Water Technologies, Inc., Class A	930	48,620
WESCO International, Inc.*	974	73,810
WW Grainger, Inc.	201	52,690

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Xylem, Inc.	797	$19,869

		5,785,444

Commercial & Professional Services — 3.2%
ABM Industries, Inc.	774	20,047
Avery Dennison Corp.	1,199	53,631
Cintas Corp.	925	43,947
Copart, Inc.*	47	1,528
The Corporate Executive Board Co.	26	1,753
Deluxe Corp.	5,714	234,331
Dun & Bradstreet Corp. (The)	1,710	177,207
Equifax, Inc.	559	35,346
FTI Consulting, Inc.*	3,272	121,915
Herman Miller, Inc.	4,485	126,073
Manpowergroup, Inc.	674	45,070
Mine Safety Appliances Co.	1,231	65,403
On Assignment, Inc.*	42	1,282
Pitney Bowes, Inc.	13,792	227,706
Portfolio Recovery Associates, Inc.*	201	30,011
Robert Half International, Inc.	4,002	149,034
Rollins, Inc.	49	1,250
RR Donnelley & Sons Co.	9,256	175,771
SEI Investments Co.	25	790
Steelcase, Inc., Class A	1,189	18,120
Stericycle, Inc.*	7	812
Tetra Tech, Inc.*	2,380	56,168
Towers Watson & Co., Class A	930	78,334
UniFirst Corp.	10	980
United Stationers, Inc.	1,971	81,580
Verisk Analytics, Inc., Class A*	35	2,253
West Corp.	7,366	161,757

		1,912,099

Consumer Durables & Apparel — 3.2%
Brunswick Corp.	1,762	66,516
Carter’s, Inc.	959	68,396
Coach, Inc.	3,403	180,801
Columbia Sportswear Co.	756	48,777
Crocs, Inc.*	9,048	123,686
Deckers Outdoor Corp.*	791	43,371
DR Horton, Inc.	5	100
Garmin, Ltd. (Switzerland)	5,169	207,174
Hanesbrands, Inc.	716	45,437
Hasbro, Inc.	3,330	153,180
KB Home	18	320

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Lennar Corp., Class A	13	$440
Mattel, Inc.	1,991	83,682
MDC Holdings, Inc.	8	253
Meritage Homes Corp.*	8	362
Newell Rubbermaid, Inc.	73	1,972
NIKE, Inc., Class B	14	881
Polaris Industries, Inc.	1,192	133,671
PulteGroup, Inc.	25	416
PVH Corp.	34	4,487
Ralph Lauren Corp.	506	92,122
Ryland Group, Inc. (The)	15	607
Standard Pacific Corp.*	69	564
Steven Madden, Ltd.*	3,492	179,559
Sturm Ruger & Co., Inc.	4,409	224,286
Toll Brothers, Inc.*	7	230
Tumi Holdings, Inc.*	35	837
Tupperware Brands Corp.	1,882	158,615
Vera Bradley, Inc.*	707	17,138
VF Corp.	259	51,023
Whirlpool Corp.	259	34,690

		1,923,593

Consumer Services — 2.2%
Apollo Group, Inc., Class A*	11,627	211,844
Bally Technologies, Inc.*	2,151	154,184
Brinker International, Inc.	317	12,728
Burger King Worldwide, Inc.	45	864
Choice Hotels International, Inc.	74	3,076
Cracker Barrel Old Country Store, Inc.	9	881
DeVry, Inc.	690	20,755
DineEquity, Inc.	2,032	141,569
Domino’s Pizza, Inc.	319	19,963
Dunkin’ Brands Group, Inc.	13	562
Fossil Group, Inc.*	698	76,710
Grand Canyon Education, Inc.*	31	1,048
Hillenbrand, Inc.	2,047	50,745
International Game Technology	8,908	164,531
Interval Leisure Group, Inc.	7,657	164,702
Marriott International, Inc., Class A	16	665
McDonald’s Corp.	258	25,305
Noodles & Co.*	8	347
Pall Corp.	17	1,189
Papa John’s International, Inc.*	31	2,073
Quanta Services, Inc.*	35	938

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Starwood Hotels & Resorts Worldwide, Inc.	14	$926
Weight Watchers International, Inc.	4,676	221,876
Wyndham Worldwide Corp.	396	24,671
Yum! Brands, Inc.	12	875

		1,303,027

Diversified Financials — 3.9%
American Capital, Ltd.*	145	1,981
American Express Co.	10	738
Ameriprise Financial, Inc.	9	801
Apollo Investment Corp.	7,274	59,138
Artisan Partners Asset Management, Inc.	17	901
Bank of America Corp.	916	13,374
BlackRock, Inc.	3	846
Capital One Financial Corp.	1,426	98,423
Cash America International, Inc.	3,028	127,176
Citigroup, Inc.	13	678
Cohen & Steers, Inc.	63	2,165
Credit Acceptance Corp.*	1,226	137,913
Eaton Vance Corp.	19	769
Evercore Partners, Inc., Class A	2,265	107,406
EZCORP, Inc., Class A*	10,924	197,506
Federated Investors, Inc., Class B	857	24,879
First Cash Financial Services, Inc.*	566	30,224
Franklin Resources, Inc.	1,425	69,654
GAMCO Investors, Inc., Class A	15	846
Goldman Sachs Group, Inc. (The)	1,094	179,449
Greenhill & Co., Inc.	435	21,898
Invesco, Ltd. (Bermuda)	571	18,380
Janus Capital Group, Inc.	16,754	156,985
JPMorgan Chase & Co.	2,913	162,341
LPL Financial Holdings, Inc.	1,594	60,668
MSCI, Inc.*	2,313	81,071
NASDAQ OMX Group, Inc. (The)	869	28,156
Nelnet, Inc., Class A	29	1,128
Northern Trust Corp.	13	761
Outerwall, Inc.*	2,123	117,296
PHH Corp.*	116	2,629
Raymond James Financial, Inc.	993	43,762
SLM Corp.	8,598	212,457
State Street Corp.	467	32,536
Stifel Financial Corp.*	3,773	142,053
T. Rowe Price Group, Inc.	604	45,445

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
TD Ameritrade Holding Corp.	56	$1,514
Virtus Investment Partners, Inc.*	11	2,052
WisdomTree Investments, Inc.*	88	1,140
World Acceptance Corp.*	1,869	155,650

		2,342,789

Energy — 2.3%
Alon USA Energy, Inc.	6,966	95,156
Apache Corp.	12	963
C&J Energy Services, Inc.*	128	2,477
Cameron International Corp.*	16	949
Chevron Corp.	20	2,518
ConocoPhillips	8	519
CVR Energy, Inc.	3,531	166,628
Delek US Holdings, Inc.	5,268	159,357
Diamond Offshore Drilling, Inc.	18	1,214
Exxon Mobil Corp.	20	1,875
Halliburton Co.	39	1,762
Helmerich & Payne, Inc.	9	569
Hess Corp.	15	1,117
HollyFrontier Corp.	4,359	198,552
Kinder Morgan, Inc.	13	491
Marathon Oil Corp.	37	1,345
Marathon Petroleum Corp.	1,672	122,608
McDermott International, Inc. (Panama)*	67	580
Murphy Oil Corp.	8	542
National Oilwell Varco, Inc.	9	632
Occidental Petroleum Corp.	10	890
Oceaneering International, Inc.	7	568
Oil States International, Inc.*	17	1,653
Patterson-UTI Energy, Inc.	33	652
Phillips 66	3,086	189,789
Pioneer Natural Resources Co.	3	464
RPC, Inc.	8,293	118,756
Schlumberger, Ltd.	40	3,253
Stone Energy Corp.*	23	560
Superior Energy Services, Inc.*	11	282
Tesoro Corp.	2,655	150,937
Valero Energy Corp.	109	3,899
Western Refining, Inc.	6,236	187,891

		1,419,448

Food & Staples Retailing — 0.3%
CVS Caremark Corp.	2,199	135,217
Kroger Co. (The)	14	550

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Rite Aid Corp.*	341	$1,023
Safeway, Inc.	41	1,057
Sysco Corp.	37	1,277
Walgreen Co.	676	33,969
Wal-Mart Stores, Inc.	10	779
Weis Markets, Inc.	15	753

		174,625

Food, Beverage & Tobacco — 3.4%
Altria Group, Inc.	6,257	219,370
B&G Foods, Inc.	42	1,463
Brown-Forman Corp., Class B	10	725
Campbell Soup Co.	188	8,798
Coca-Cola Co. (The)	20	802
Coca-Cola Enterprises, Inc.	1,689	63,405
ConAgra Foods, Inc.	2,156	78,069
Darling International, Inc.*	5,073	102,982
Dean Foods Co.*	1,611	17,560
Dr Pepper Snapple Group, Inc.	3,492	163,216
Fresh Del Monte Produce, Inc. (Cayman Islands)	33	927
General Mills, Inc.	1,546	80,392
Green Mountain Coffee Roasters, Inc.*	22	1,698
Hershey Co. (The)	7	664
Hillshire Brands Co.	2,386	84,011
Hormel Foods Corp.	1,245	52,726
Ingredion, Inc.	17	1,142
J&J Snack Foods Corp.	417	33,227
JM Smucker Co. (The)	600	67,512
Kellogg Co.	22	1,457
Kraft Foods Group, Inc.	1,803	102,014
Lancaster Colony Corp.	793	65,843
Lorillard, Inc.	5,086	216,308
McCormick & Co., Inc., non-voting shares	11	788
Mead Johnson Nutrition Co.	9	656
Mondelez International, Inc., Class A	34	1,063
Monster Beverage Corp.*	343	20,920
PepsiCo, Inc.	22	1,838
Philip Morris International, Inc.	1,758	156,778
Pinnacle Foods, Inc.	2,258	57,511
Reynolds American, Inc.	4,047	200,043
Tyson Foods, Inc., Class A	101	2,790
Universal Corp.	625	38,312

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Vector Group, Ltd.	11,336	$188,744
WhiteWave Foods Co., Class A*	12	224
Whitewave Foods Co., Class B*	586	10,829

		2,044,807

Health Care Equipment & Services — 8.6%
Aetna, Inc.	3,945	253,151
Align Technology, Inc.*	23	990
Allscripts Healthcare Solutions, Inc.*	65	1,028
AmerisourceBergen Corp.	3,213	187,222
Baxter International, Inc.	618	45,139
Becton Dickinson & Co.	461	47,815
Cardinal Health, Inc.	2,881	144,309
CareFusion Corp.*	3,570	137,695
Chemed Corp.	2,848	201,040
Cigna Corp.	8	623
Covidien PLC (Ireland)	1,881	115,926
CR Bard, Inc.	1,235	141,531
Cyberonics, Inc.*	69	3,587
DaVita HealthCare Partners, Inc.*	143	16,647
Edwards Lifesciences Corp.*	19	1,356
Express Scripts Holding Co.*	17	1,114
Globus Medical, Inc., Class A*	7,522	126,069
HCA Holdings, Inc.	1,590	62,010
HD Supply Holdings, Inc.*	18	385
Health Management Associates, Inc., Class A*	118	1,591
Health Net, Inc.*	4,926	151,080
HealthSouth Corp.*	3,308	107,708
Hill-Rom Holdings, Inc.	1,915	70,989
Humana, Inc.	2,532	231,070
IDEXX Laboratories, Inc.*	9	882
Intuitive Surgical, Inc.*	282	109,416
Laboratory Corp. of America Holdings*	1,750	169,295
Magellan Health Services, Inc.*	3,671	209,798
Masimo Corp.	4,327	100,776
McKesson Corp.	1,337	163,996
Medidata Solutions, Inc.*	22	2,036
MEDNAX, Inc.*	1,870	182,175
Medtronic, Inc.	3,127	172,735
Omnicare, Inc.	1,617	85,361
Owens & Minor, Inc.	2,284	82,133
Patterson Cos., Inc.	602	24,616
Quality Systems, Inc.	4,429	101,291

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Quest Diagnostics, Inc.	2,789	$162,627
ResMed, Inc.	21	1,001
Select Medical Holdings Corp.	19,285	172,986
Sirona Dental Systems, Inc.*	14	988
St Jude Medical, Inc.	1,320	69,155
STERIS Corp.	624	28,092
Stryker Corp.	2,154	151,771
Team Health Holdings, Inc.*	33	1,327
Teleflex, Inc.	196	15,568
Thoratec Corp.*	2,847	93,353
UnitedHealth Group, Inc.	3,066	223,358
Universal American Corp.	22	238
Universal Health Services, Inc., Class B	20	1,399
Varian Medical Systems, Inc.*	2,041	147,972
VCA Antech, Inc.*	3,283	94,419
WellCare Health Plans, Inc.*	3,769	230,022
WellPoint, Inc.	2,810	240,424
Zimmer Holdings, Inc.	1,596	133,234

		5,222,519

Household & Personal Products — 1.1%
Avon Products, Inc.	40	914
Church & Dwight Co., Inc.	22	1,401
Clorox Co. (The)	947	81,385
Colgate-Palmolive Co.	36	2,155
Coty, Inc.*	27	464
Energizer Holdings, Inc.	1,509	153,616
Estee Lauder Cos., Inc. (The), Class A	16	1,050
Helen of Troy, Ltd. (Bermuda)*	1,568	66,609
Jarden Corp.*	20	909
Kimberly-Clark Corp.	382	37,742
Prestige Brands Holdings, Inc.*	5,340	181,079
Procter & Gamble Co. (The)	14	1,124
Revlon, Inc., Class A*	6,622	166,146

		694,594

Insurance — 8.4%
ACE, Ltd. (Switzerland)	552	50,442
Aflac, Inc.	3,215	198,301
Alleghany Corp.*	113	45,638
Allstate Corp. (The)	3,985	203,155
American Financial Group, Inc.	14	724
American International Group, Inc.*	3,013	137,122
American National Insurance Co.	1,792	201,600

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Amtrust Financial Services, Inc.	22	$916
Aspen Insurance Holdings, Ltd.	4,867	182,464
Assurant, Inc.	1,617	87,577
Assured Guaranty, Ltd. (Bermuda)	35	757
Axis Capital Holdings, Ltd. (Bermuda)	3,820	166,399
Berkshire Hathaway Inc., Class B*	402	46,580
Brown & Brown, Inc.	62	2,045
Chubb Corp. (The)	8	692
Cincinnati Financial Corp.	3,232	158,368
CNA Financial Corp.	22	781
Endurance Specialty Holdings, Ltd. (Bermuda)	14	737
Erie Indemnity Co., Class A	2,157	173,358
Everest Re Group, Ltd. (Bermuda)	1,709	228,203
Fidelity National Financial, Inc., Class A	7,572	185,363
First American Financial Corp.	9,225	209,684
Genworth Financial, Inc., Class A*	25,864	335,973
Hanover Insurance Group, Inc. (The)	2,537	136,567
HCC Insurance Holdings, Inc.	2,946	131,185
ING US, Inc.*	6,129	190,734
Lincoln National Corp.	5,271	219,643
Markel Corp.*	5	2,650
Marsh & McLennan Cos., Inc.	1,726	72,268
MBIA, Inc.*	3,772	50,922
Montpelier Re Holdings, Ltd. (Bermuda)	6,480	175,025
Old Republic International Corp.	179	2,587
OneBeacon Insurance Group, Ltd., Class A	769	11,150
Platinum Underwriters Holdings, Ltd. (Bermuda)	3,909	227,074
Primerica, Inc.	15	616
Principal Financial Group, Inc.	18	780
ProAssurance Corp.	51	2,730
Progressive Corp. (The)	4,625	120,296
Protective Life Corp.	21	910
Reinsurance Group of America, Inc.	2,054	139,857
RenaissanceRe Holdings, Ltd. (Bermuda)	2,323	202,031
StanCorp Financial Group, Inc.	44	2,336
Symetra Financial Corp.	1,483	26,664
Torchmark Corp.	10	711
Travelers Cos., Inc. (The)	1,694	141,534
Unum Group	6,259	198,035

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Validus Holdings, Ltd. (Bermuda)	32	$1,134
White Mountains Insurance Group, Ltd. (Bermuda)	170	101,660
WR Berkley Corp.	2,560	108,467
XL Group PLC (Ireland)	6,016	188,602

		5,073,047

Materials — 1.8%
Albemarle Corp.	26	1,612
Axiall Corp.	14	617
Ball Corp.	49	2,195
Bemis Co., Inc.	53	2,183
Buckeye Technologies, Inc.	62	2,308
CF Industries Holdings, Inc.	1,093	214,239
Cliffs Natural Resources, Inc.	31	605
Cytec Industries, Inc.	32	2,493
Greif, Inc., Class A	38	2,102
H.B. Fuller Co.	17	683
International Flavors & Fragrances, Inc.	281	22,671
Kaiser Aluminum Corp.	321	20,945
Kronos Worldwide, Inc.	1,056	17,466
Minerals Technologies, Inc.	1,982	91,172
Monsanto Co.	14	1,383
Mosaic Co. (The)	18	740
NewMarket Corp.	323	88,037
Olin Corp.	52	1,269
Owens-Illinois, Inc.*	58	1,726
Packaging Corp. of America	158	8,499
PPG Industries, Inc.	7	1,123
RPM International, Inc.	26	916
Schweitzer-Mauduit International, Inc.	2,667	144,391
Sealed Air Corp.	52	1,416
Sensient Technologies Corp.	8	352
Sherwin-Williams Co. (The)	5	871
Sigma-Aldrich Corp.	230	19,219
Sonoco Products Co.	27	1,039
Southern Copper Corp.	4,880	127,222
Stepan Co.	16	958
Valspar Corp. (The)	925	63,011
Westlake Chemical Corp.	749	77,911
WR Grace & Co.*	1,846	141,810

		1,063,184

Media — 4.7%
AMC Networks, Inc., Class A*	720	49,147

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Arbitron, Inc.	3,900	$179,244
Belo Corp., Class A	13,379	190,785
CBS Corp., Class B, non-voting shares	2,856	150,911
Cinemark Holdings, Inc.	641	18,666
Comcast Corp., Class A	1,115	50,264
DIRECTV*	2,152	136,157
Discovery Communications, Inc., Class A*	17	1,355
DISH Network Corp., Class A	1,190	53,134
Gannett Co., Inc.	7,728	199,073
Interpublic Group of Cos., Inc. (The)	11,656	191,741
John Wiley & Sons, Inc., Class A	3,530	159,309
Liberty Media Corp., Class A*	3	431
Meredith Corp.	4,131	196,305
Morningstar, Inc.	15	1,143
New York Times Co. (The), Class A*	4,474	54,493
News Corp., Class A*	264	4,206
Nielsen Holdings NV (Netherlands)	23	769
Omnicom Group, Inc.	2,417	155,341
Regal Entertainment Group, Class A	178	3,355
Scholastic Corp.	288	8,784
Scripps Networks Interactive, Inc., Class A	26	1,840
Shutterstock, Inc.*	35	1,860
Sinclair Broadcast Group, Inc., Class A	7,200	203,112
Starz., Class A*	8,140	183,720
Time Warner Cable, Inc.	423	48,252
Time Warner, Inc.	1,691	105,282
Twenty-First Century Fox, Inc.	1,979	59,133
Valassis Communications, Inc.	7,959	227,866
Viacom, Inc., Class B	2,082	151,507
Washington Post Co. (The), Class B	110	59,110

		2,846,295

Pharmaceuticals, Biotechnology & Life Sciences — 4.1%
AbbVie, Inc.	3,874	176,190
Agilent Technologies, Inc.	1,588	71,031
Allergan, Inc.	143	13,030
Amgen, Inc.	1,207	130,706
Biogen Idec, Inc.*	4	873
Celgene Corp.*	11	1,615
Cubist Pharmaceuticals, Inc.*	1,152	71,804

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Eli Lilly & Co.	2,636	$139,998
Endo Health Solutions, Inc.*	5,553	213,568
FEI Co.	19	1,472
Gilead Sciences, Inc.*	42	2,581
Impax Laboratories, Inc.*	122	2,530
Incyte Corp., Ltd.*	59	1,381
Johnson & Johnson	792	74,052
Life Technologies Corp.*	29	2,163
Merck & Co., Inc.	499	24,037
Mylan, Inc.*	1,359	45,608
Myriad Genetics, Inc.*	7,266	215,582
PDL BioPharma, Inc.	26,868	218,168
Pfizer, Inc.	3,087	90,233
Pharmacyclics, Inc.*	14	1,521
Questcor Pharmaceuticals, Inc.	2,938	196,317
Quintiles Transnational Holdings, Inc.*	8	359
Salix Pharmaceuticals, Ltd.*	37	2,734
Santarus, Inc.*	74	1,800
Techne Corp.	1,369	100,950
United Therapeutics Corp.*	2,902	217,186
ViroPharma, Inc.*	6,575	225,654
Warner Chilcott PLC., Class A (Ireland)	11,586	246,898
Waters Corp.*	47	4,744

		2,494,785

Real Estate — 0.0%
Acadia RealtyTrust REIT	11	284
Alexander’s, Inc. REIT	1	302
Brandywine Realty Trust REIT	25	348
BRE Properties, Inc. REIT	8	424
Brookfield Office Properties Corp. (Canada)	49	830
Capstead Mortgage Corp. REIT	29	343
Chambers Street Properties. REIT*	35	283
Cole Real Estate Investment, Inc. REIT	57	609
CommonWealth REIT	12	277
Corporate Office Properties Trust REIT	8	204
DDR Corp. REIT	17	290
Duke Realty Corp. REIT	21	346
EastGroup Properties, Inc. REIT	9	557

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Equity Lifestyle Properties, Inc. REIT	6	$231
Federal Realty Investment Trust REIT	3	317
General Growth Properties, Inc. REIT	14	290
HCP, Inc. REIT	7	307
Health Care, Inc. REIT	7	451
Healthcare Realty Trust, Inc. REIT	11	283
Host Hotels & Resorts, Inc. REIT	29	518
Jones Lang LaSalle, Inc.	106	9,649
Kimco Realty Corp. REIT	12	271
LTC Properties, Inc. REIT	7	271
MFA Financial, Inc. REIT	32	255
National Health Investors, Inc. REIT	5	313
National Retail Properties, Inc. REIT	10	350
Omega Healthcare Investors, Inc. REIT	11	350
Parkway Properties, Inc. Md. REIT	30	525
PS Business Parks, Inc. REIT	5	366
Public Storage REIT	3	478
Tanger Factory Outlet Centers REIT	6	195
Taubman Centers, Inc. REIT	3	220
UDR, Inc. REIT	11	275
Vornado Realty Trust REIT	3	254
Washington REIT	9	242
Weingarten Realty Investors REIT	12	376
Weyerhaeuser Co. REIT	8	227
Zillow, Inc., Class A*	19	1,404

		23,515

Retailing — 7.8%
Aaron’s, Inc.*	15	430
Abercrombie & Fitch Co., Class A	1,770	88,270
Advance Auto Parts, Inc.	1,397	115,239
American Eagle Outfitters, Inc.	9,721	190,920
ANN, Inc.*	322	10,913
Asbury Automotive Group, Inc.*	21	1,026
AutoNation, Inc.*	23	1,102
AutoZone, Inc.*	268	120,219
Bed Bath & Beyond, Inc.*	2,068	158,140
Best Buy Co., Inc.	5,246	157,852
Big Lots, Inc.*	622	22,473
Buckle, Inc. (The)	3,559	199,233
Chico’s FAS, Inc.	8,124	139,164
Childrens Place Retail Stores, Inc. (The)*	1,052	56,850
CST Brands, Inc.*	41	1,337

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Dick’s Sporting Goods, Inc.	1,114	$57,271
Dillard’s, Inc., Class A	141	11,905
Dollar General Corp.*	1,392	76,101
Dollar Tree, Inc.*	1,939	104,027
DSW, Inc., Class A	481	36,455
Expedia, Inc.	38	1,791
Express, Inc.*	9,422	212,466
Finish Line, Inc. (The), Class A	273	6,077
Foot Locker, Inc.	4,835	174,689
Francesca’s Holdings Corp.*	2,648	65,829
GameStop Corp., Class A	5,472	268,456
Gap, Inc. (The)	3,966	182,039
Genesco, Inc.*	19	1,337
Genuine Parts Co.	776	63,624
GNC Holdings, Inc., Class A	2,323	122,608
Group 1 Automotive, Inc.	454	33,047
Groupon, Inc.*	1,033	9,152
Guess?, Inc.	3,460	116,533
Hibbett Sports, Inc.*	1,644	96,421
Home Depot, Inc. (The)	15	1,185
HSN, Inc.	2,230	133,934
Jos A Bank Clothiers, Inc.*	2,599	106,195
Kohl’s Corp.	52	2,755
L Brands, Inc.	2,927	163,239
Lithia Motors, Inc., Class A	112	7,307
Macy’s, Inc.	2,238	108,185
Men’s Wearhouse, Inc. (The)	29	1,158
Nordstrom, Inc.	1,139	69,752
OfficeMax, Inc.	153	1,743
O’Reilly Automotive, Inc.*	694	86,930
Panera Bread Co., Class A*	20	3,341
PetSmart, Inc.	1,992	145,854
Pier 1 Imports, Inc.	3,450	81,075
Pool Corp.	25	1,320
priceline.com, Inc.*	2	1,751
Ross Stores, Inc.	2,446	165,032
Sally Beauty Holdings, Inc.*	3,317	101,202
Select Comfort Corp.*	7,869	179,807
Signet Jewelers, Ltd. (Bermuda)	32	2,340
Sonic Automotive, Inc., Class A	32	708
Staples, Inc.	10,676	181,706
Target Corp.	10	712
TJX Cos., Inc.	3,123	162,521
TripAdvisor, Inc.*	30	2,251

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Urban Outfitters, Inc.*	566	$24,089
Vitamin Shoppe, Inc.*	630	30,259
Williams-Sonoma, Inc.	1,007	59,272
World Fuel Services Corp.	34	1,317

		4,729,936

Semiconductors & Semiconductor Equipment — 2.8%
Altera Corp.	1,139	40,503
Analog Devices, Inc.	984	48,570
Broadcom Corp., Class A	3,695	101,871
Cabot Microelectronics Corp.*	2,616	96,740
Cirrus Logic, Inc.*	10,003	192,858
Entegris, Inc.*	7,982	76,068
First Solar, Inc.*	2,297	113,104
Hittite Microwave Corp.*	1,589	99,281
Intel Corp.	5,103	118,900
KLA-Tencor Corp.	3,517	206,202
Linear Technology Corp.	839	34,030
Marvell Technology Group, Ltd. (Bermuda)*	4,821	62,528
Maxim Integrated Products, Inc.	1,540	44,044
MKS Instruments, Inc.	2,445	66,308
NVIDIA Corp.	15,130	218,326
Silicon Laboratories, Inc.*	30	1,172
Skyworks Solutions, Inc.*	743	17,847
Teradyne, Inc.*	7,263	119,767
Xilinx, Inc.	149	6,957

		1,665,076

Software & Services — 10.2%
Accenture PLC., Class A (Ireland)	2,626	193,825
ACI Worldwide, Inc.*	21	994
Activision Blizzard, Inc.	14,635	263,137
Acxiom Corp.*	56	1,443
Adobe Systems, Inc.*	27	1,277
Advent Software, Inc.	34	1,001
Akamai Technologies, Inc.*	14	661
Amdocs Ltd. (Channel Islands)	4,688	180,347
ANSYS, Inc.*	22	1,756
AOL, Inc.	1,718	63,291
Aspen Technology, Inc.*	48	1,562
Autodesk, Inc.*	30	1,062
Automatic Data Processing, Inc.	285	20,546
Bankrate, Inc.*	135	2,421
BMC Software, Inc.*	2,187	100,536
Booz Allen Hamilton Holding Corp.	12,021	257,009

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Broadridge Financial Solutions, Inc.	5,894	$170,572
CA, Inc.	6,862	204,076
CACI International, Inc., Class A*	3,183	211,351
Cadence Design Systems, Inc.*	75	1,094
Citrix Systems, Inc.*	8	576
Cognizant Technology Solutions Corp., Class A*	1,246	90,198
CommVault Systems, Inc.*	16	1,351
Computer Sciences Corp.	411	19,588
Convergys Corp.	144	2,726
CoreLogic, Inc.*	5,102	142,346
Cyrusone, Inc.	18	366
DST Systems, Inc.	591	41,388
eBay, Inc.*	17	879
Euronet Worldwide, Inc.*	32	1,178
Factset Research Systems, Inc.	295	32,208
Fair Isaac Corp.	3,182	158,973
Fidelity National Information Services, Inc.	396	17,091
Fiserv, Inc.*	1,070	102,977
FleetCor Technologies, Inc.*	12	1,077
Fortinet, Inc.*	44	935
Gartner, Inc.*	31	1,860
Genpact, Ltd. (Bermuda)	53	1,081
Global Payments, Inc.	3,709	171,764
Google, Inc., Class A*	2	1,775
Heartland Payment Systems, Inc.	3,470	129,466
IAC/InterActiveCorp.	2,496	126,323
IHS, Inc., Class A*	8	878
International Business Machines Corp.	927	180,802
Intuit, Inc.	2,134	136,405
j2 Global, Inc.	4,389	200,885
Jack Henry & Associates, Inc.	43	2,077
Lender Processing Services, Inc.	5,630	183,988
Liquidity Services, Inc.*	6,930	197,505
Manhattan Associates, Inc.*	277	24,470
ManTech International Corp., Class A .	6,884	203,353
MasterCard, Inc., Class A	43	26,256
MAXIMUS, Inc.	24	903
MICROS Systems, Inc.*	4,190	204,179
Microsoft Corp.	6,754	214,980
MoneyGram International, Inc.*	15	326
Netscout Systems, Inc.*	5,383	142,811

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
NeuStar, Inc., Class A*	3,392	$190,223
NIC, Inc.	78	1,437
OpenTable, Inc.*	13	828
Oracle Corp.	6,576	212,734
Paychex, Inc.	2,943	116,072
Progress Software Corp.*	44	1,126
PTC, Inc.*	40	1,083
Rovi Corp.*	61	1,374
SAIC, Inc.	13,119	200,590
Sapient Corp.*	2,595	35,577
SolarWinds, Inc.*	19	674
Solera Holdings, Inc.	14	797
SS&C Technologies Holdings, Inc.*	33	1,181
Symantec Corp.	124	3,308
Synopsys, Inc.*	23	852
Syntel, Inc.	2,627	188,566
TeleTech Holdings, Inc.*	1,773	44,414
Teradata Corp.*	562	33,225
TIBCO Software, Inc.*	17	424
Total System Services, Inc.	3,837	105,172
United Rentals, Inc.*	27	1,548
ValueClick, Inc.*	8,143	199,015
Vantiv, Inc., Class A*	34	887
VeriFone Systems, Inc.*	47	896
Verint Systems, Inc.*	37	1,324
VeriSign, Inc.*	2,232	106,779
Visa, Inc., Class A	61	10,798
VMware, Inc., Class A*	14	1,151
Western Union Co. (The)	13,053	234,432

		6,140,392

Technology Hardware & Equipment — 7.4%
ADTRAN, Inc.	1,323	34,967
Amphenol Corp., Class A	37	2,907
Anixter International, Inc.*	423	35,126
Apple, Inc.	522	236,205
ARRIS Group, Inc.*	69	1,038
Arrow Electronics, Inc.*	2,106	96,139
Avnet, Inc.*	97	3,655
AVX Corp.	5,012	64,103
Brocade Communications Systems, Inc.*	27,955	186,180
Cisco Systems, Inc.	8,855	226,245
Cognex Corp.	42	2,231
Coherent, Inc.	21	1,190

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Dell, Inc.	2,654	$33,626
Dolby Laboratories, Inc., Class A	5,221	171,719
EMC Corp.	6,637	173,558
F5 Networks, Inc.*	2,006	176,047
FLIR Systems, Inc.	2,001	64,972
Harris Corp.	3,984	227,367
Hewlett-Packard Co.	8,365	214,813
Ingram Micro, Inc., Class A*	36	822
InterDigital, Inc.	5,081	201,868
InvenSense, Inc.*	5,560	98,301
IPG Photonics Corp.	378	23,020
Jabil Circuit, Inc.	5,019	115,387
Juniper Networks, Inc.*	57	1,235
Littelfuse, Inc.	981	78,470
Molex, Inc.	33	984
Motorola Solutions, Inc.	2,358	129,289
NCR Corp.*	3,181	114,516
NetApp, Inc.	45	1,850
NETGEAR, Inc.*	4,937	147,172
Plantronics, Inc.	2,783	129,382
Plexus Corp.*	30	1,049
QLogic Corp.*	13,092	144,143
QUALCOMM, Inc.	2,897	187,001
Riverbed Technology, Inc.*	19	297
SanDisk Corp.	2,798	154,226
Seagate Technology PLC (Ireland)	5,234	214,123
Synaptics, Inc.*	2,169	86,760
SYNNEX Corp.*	1,228	60,811
TE Connectivity, Ltd. (Switzerland)	33	1,684
Tech Data Corp.*	44	2,259
Tyco International, Ltd. (Switzerland)	42	1,462
Ubiquiti Networks, Inc.	11,656	245,009
Vishay Intertechnology, Inc.*	153	2,202
Western Digital Corp.	3,038	195,586
Xerox Corp.	10,048	97,466
Zebra Technologies Corp., Class A*	2,215	102,267

		4,490,729

Telecommunication Services — 0.0%
AT&T, Inc.	20	705
Frontier Communications Corp.	186	811

		1,516

Transportation — 1.1%
Alaska Air Group, Inc.	14	856

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Allegiant Travel Co.	741	$72,159
AMERCO	3	499
C.H. Robinson Worldwide, Inc.	1,390	82,872
Con-way, Inc.	27	1,119
CSX Corp.	39	968
Delta Air Lines, Inc.	99	2,102
Expeditors International of Washington, Inc.	2,588	104,348
FedEx Corp.	9	954
Heartland Express, Inc.	1,129	16,619
Hertz Global Holdings, Inc.*	20	512
Hub Group, Inc., Class A*	61	2,333
Knight Transportation, Inc.	54	916
Landstar System, Inc.	2,021	109,255
Norfolk Southern Corp.	12	878
Spirit Airlines, Inc.*	7,327	242,157
Swift Transportation Co.*	68	1,213
Union Pacific Corp.	6	952
United Parcel Service, Inc., Class B	477	41,404
US Airways Group, Inc.*	113	2,187
Werner Enterprises, Inc.	89	2,141

		686,444

Utilities — 0.0%
AES Corp.	25	311
Ameren Corp.	24	859
Hawaiian Electric Industries, Inc.	14	373
Pinnacle West Capital Corp.	12	707
Rosetta Resources, Inc.*	19	867
WGL Holdings, Inc.	22	1,011

		4,128

TOTAL COMMON STOCKS (Cost $47,009,093)		59,203,068

EXCHANGE TRADED FUNDS — 1.8%
SPDR S&P 500 ETF Trust	6,352	1,071,328

TOTAL EXCHANGE TRADED FUNDS (Cost $951,097)		1,071,328

TOTAL INVESTMENTS - 99.8% (Cost $47,960,190)**		60,274,396

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		107,800

NET ASSETS - 100.0%		$60,382,196

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$47,960,190

Gross unrealized appreciation	$12,666,104
Gross unrealized depreciation	(351,898)

Net unrealized appreciation	$12,314,206

REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.0%
Capital Goods — 12.3%
Chicago Bridge & Iron Co. NV (Netherlands)	54,254	$3,232,453
Crane Co.	2,431	148,048
Emerson Electric Co.	18,153	1,114,050
Fluor Corp.	81,659	5,108,587
Foster Wheeler AG (Switzerland)*	67,675	1,450,951
General Dynamics Corp.	48,432	4,133,187
Joy Global, Inc.	13,954	690,723
L-3 Communications Holdings, Inc.	2,321	216,201
Lockheed Martin Corp.	39,301	4,720,836
Northrop Grumman Corp.	59,771	5,502,518
Oshkosh Corp.*	39,767	1,782,357
Raytheon Co.	75,423	5,418,388

		33,518,299

Commercial & Professional Services — 5.8%
Deluxe Corp.	140,464	5,760,429
Dun & Bradstreet Corp. (The)	24,374	2,525,878
Herman Miller, Inc.	15,405	433,035
Pitney Bowes, Inc.	317,059	5,234,644
Robert Half International, Inc.	9,884	368,080
West Corp.	70,052	1,538,342

		15,860,408

Consumer Durables & Apparel — 5.4%
Coach, Inc.	75,505	4,011,581
Crocs, Inc.*	6,679	91,302
Garmin, Ltd. (Switzerland)	68,309	2,737,825
Hasbro, Inc.	16,324	750,903
Steven Madden, Ltd.*	36,076	1,855,028
Sturm Ruger & Co., Inc.	88,226	4,488,057
Tupperware Brands Corp.	9,559	805,633

		14,740,329

Consumer Services — 2.9%
Apollo Group, Inc., Class A*	147,068	2,679,579
Hillenbrand, Inc.	1,824	45,217
International Game Technology	995	18,378
Interval Leisure Group, Inc.	39,102	841,084
Weight Watchers International, Inc.	90,334	4,286,348

		7,870,606

Diversified Financials — 0.1%
Outerwall, Inc.*	3,011	166,358

Food & Staples Retailing — 0.0%
CVS Caremark Corp.	727	44,703

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 8.0%
Altria Group, Inc.	150,969	$5,292,973
Dr Pepper Snapple Group, Inc.	33,492	1,565,416
Lorillard, Inc.	123,994	5,273,465
Philip Morris International, Inc.	16,683	1,487,790
Reynolds American, Inc.	98,423	4,865,049
Vector Group, Ltd.	193,020	3,213,783

		21,698,476

Health Care Equipment & Services — 9.9%
AmerisourceBergen Corp.	49,665	2,893,980
Cardinal Health, Inc.	13,549	678,669
Chemed Corp.	68,579	4,840,992
CR Bard, Inc.	7,112	815,035
Intuitive Surgical, Inc.*	848	329,023
Laboratory Corp. of America Holdings*	28,339	2,741,515
McKesson Corp.	19,369	2,375,802
MEDNAX, Inc.*	32,988	3,213,691
Medtronic, Inc.	44,954	2,483,259
Quality Systems, Inc.	39,991	914,594
Quest Diagnostics, Inc.	39,766	2,318,755
Select Medical Holdings Corp.	81,672	732,598
Stryker Corp.	21,964	1,547,583
Varian Medical Systems, Inc.*	16,998	1,232,355

		27,117,851

Household & Personal Products — 1.1%
Prestige Brands Holdings, Inc.*	69,511	2,357,118
Revlon, Inc., Class A*	31,025	778,417

		3,135,535

Media — 7.5%
Arbitron, Inc.	28,820	1,324,567
Belo Corp., Class A	163,001	2,324,394
Gannett Co., Inc.	59,045	1,520,999
Interpublic Group of Cos., Inc. (The)	96,422	1,586,142
John Wiley & Sons, Inc., Class A	14,119	637,190
McGraw-Hill Cos., Inc. (The)	53,015	3,279,508
Meredith Corp.	46,219	2,196,327
Omnicom Group, Inc.	20,445	1,314,000
Starz., Class A*	102,714	2,318,255
Valassis Communications, Inc.	136,944	3,920,707

		20,422,089

Pharmaceuticals, Biotechnology & Life Sciences — 12.8%
AbbVie, Inc.	76,031	3,457,890
Cubist Pharmaceuticals, Inc.*	24,844	1,548,527

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Endo Health Solutions, Inc.*	137,605	$5,292,288
Myriad Genetics, Inc.*	165,898	4,922,194
PDL BioPharma, Inc.	653,966	5,310,204
Questcor Pharmaceuticals, Inc.	51,353	3,431,407
United Therapeutics Corp.*	65,357	4,891,318
Warner Chilcott PLC, Class A (Ireland)	283,578	6,043,047

		34,896,875

Retailing — 8.1%
American Eagle Outfitters, Inc.	106,492	2,091,503
Bed Bath & Beyond, Inc.*	1,665	127,323
Buckle, Inc. (The)	61,487	3,442,042
Express, Inc.*	150,143	3,385,725
Foot Locker, Inc.	20,786	750,998
GameStop Corp., Class A	117,275	5,753,512
Gap, Inc. (The)	27,877	1,279,554
L Brands, Inc.	18,055	1,006,927
Ross Stores, Inc.	17,649	1,190,778
Select Comfort Corp.*	103,287	2,360,108
Staples, Inc.	10,418	177,314
TJX Cos., Inc.	11,733	610,585

		22,176,369

Semiconductors & Semiconductor Equipment — 1.9%
KLA-Tencor Corp.	43,777	2,566,646
NVIDIA Corp.	175,355	2,530,373
Teradyne, Inc.*	7,514	123,906

		5,220,925

Software & Services — 12.9%
Accenture PLC, Class A (Ireland)	25,043	1,848,424
Activision Blizzard, Inc.	201,932	3,630,737
Amdocs Ltd. (Channel Islands)	23,904	919,587
Booz Allen Hamilton Holding Corp.	137,508	2,939,921
Broadridge Financial Solutions, Inc.	7,002	202,638
CA, Inc.	77,120	2,293,549
CACI International, Inc., Class A*	33,192	2,203,949
International Business Machines Corp.	756	147,450
j2 Global, Inc.	75,554	3,458,107
Lender Processing Services, Inc.	10,259	335,264
ManTech International Corp., Class A	58,510	1,728,385
MICROS Systems, Inc.*	34,918	1,701,554
Microsoft Corp.	99,374	3,163,074

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Oracle Corp.	83,241	$2,692,846
SAIC, Inc.	132,251	2,022,118
Syntel, Inc.	4,922	353,301
ValueClick, Inc.*	91,401	2,233,840
Western Union Co. (The)	183,026	3,287,147

		35,161,891

Technology Hardware & Equipment — 7.9%
ADTRAN, Inc.	6,760	178,667
Apple, Inc.	7,986	3,613,665
Cisco Systems, Inc.	143,068	3,655,387
Dolby Laboratories, Inc., Class A	42,930	1,411,968
F5 Networks, Inc.*	8,685	762,196
Harris Corp.	36,198	2,065,820
Hewlett-Packard Co.	58,195	1,494,448
InterDigital, Inc.	46,405	1,843,671
QUALCOMM, Inc.	11,858	765,434
Seagate Technology PLC (Ireland)	70,191	2,871,514
Ubiquiti Networks, Inc.	99,146	2,084,049
Western Digital Corp.	11,301	727,558

		21,474,377

Transportation — 1.4%
Spirit Airlines, Inc.*	115,757	3,825,769

TOTAL COMMON STOCKS (Cost $211,757,052)		267,330,860

EXCHANGE TRADED FUNDS — 1.8%
SPDR S&P 500 ETF Trust	28,127	4,743,900

TOTAL EXCHANGE TRADED FUNDS (Cost $4,601,015)		4,743,900

TOTAL INVESTMENTS - 99.8% (Cost $216,358,067)**		272,074,760

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		622,994

NET ASSETS - 100.0%		$272,697,754

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$216,358,067

Gross unrealized appreciation	$56,153,811
Gross unrealized depreciation	(437,118)

Net unrealized depreciation	$55,716,693

SPDR    Standard & Poor’s Depositary Receipt

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.5%
Australia — 7.1%
APN News & Media, Ltd.	6,556	$1,738
Coca-Cola Amatil, Ltd.	5,037	58,179
David Jones, Ltd.	17,187	41,711
Flight Centre, Ltd.	1,467	59,799
Goodman Fielder, Ltd.*	86,245	59,304
Iluka Resources, Ltd.	3,988	39,503
JB Hi-Fi, Ltd.	3,664	61,191
Metcash, Ltd.	18,234	56,544
Monadelphous Group, Ltd.	3,865	57,183
Myer Holdings, Ltd.	17,982	43,317
OZ Minerals, Ltd.	15,453	56,532
Primary Health Care, Ltd.	12,637	57,703
Resolute Mining, Ltd.	29,763	21,803
Rio Tinto, Ltd.	1,105	57,121
Seven Group Holdings Ltd.	9,469	59,068
Seven West Media, Ltd.	30,683	59,020
Sonic Healthcare, Ltd.	1,034	13,300
Telstra Corp., Ltd.	12,764	57,250
Woodside Petroleum, Ltd.	1,707	57,676
WorleyParsons, Ltd.	2,920	57,821

		975,763

Belgium — 1.9%
Belgacom SA	1,749	42,871
Colruyt SA	419	23,902
Delhaize Group SA	729	47,866
Mobistar SA	2,137	30,562
NV Bekaert SA	1,660	58,357
Nyrstar	1,564	6,908
Solvay SA	330	44,692

		255,158

Brazil — 3.9%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Pref. Shares	1,076	47,707
Cia Hering	4,164	55,889
Cosan SA Industria e Comercio	1,000	18,949
Diagnosticos da America SA	47	250
EcoRodovias Infraestrutura e Logistica SA	1,860	13,126
Even Construtora e Incorporadora SA	10,400	38,703
Fibria Celulose SA*	3,522	39,151
Hypermarcas SA	8,664	63,195
Localiza Rent a Car SA	—	1
Marcopolo SA, Pref. shares	7	40
QGEP Participacoes SA	8,300	42,822

	Number of Shares	Value
COMMON STOCKS — (Continued)
Brazil — (Continued)
Santos Brasil Participacoes SA (Units)	5,565	$62,325
Telefonica Brasil SA, Pref. shares	3,200	68,254
Tim Participacoes SA	9,988	37,214
Totvs SA	75	1,159
Usinas Siderurgicas de Minas Gerais SA, Pref. shares*	8,500	32,974
Vale SA, Pref. shares	700	8,662

		530,421

Canada — 8.8%
Agnico-Eagle Mines, Ltd.	25	710
Agrium, Inc.	509	43,184
Aimia, Inc.	2,534	38,315
Alamos Gold, Inc.	3,908	57,568
BCE, Inc.	593	24,485
Bell Aliant, Inc. (Units)	945	25,587
Blackberry, Ltd.*	5,759	50,852
Canadian National Railway Co.	192	19,173
Canadian Oil Sands, Ltd.	293	5,688
Canadian Tire Corp., Ltd., Class A	580	47,734
Celestica, Inc.*	4,103	43,410
CGI Group, Inc., Class A*	983	34,022
Cineplex, Inc.	417	15,079
Corus Entertainment, Inc., Class B	1,837	44,445
Dollarama, Inc.	94	6,784
Domtar Corp.	730	50,742
Eldorado Gold Corp.	4,572	36,119
Empire Co., Ltd., Class A	176	13,834
Endeavour Silver Corp.*	9	36
Gildan Activewear, Inc.	367	16,387
Goldcorp, Inc.	43	1,214
Gran Tierra Energy, Inc.*	661	4,065
Jean Coutu Group PJC, Inc. (The), Class A	2,069	37,871
Just Energy Group, Inc. (Units)	47	333
Loblaw Cos., Ltd.	444	21,186
Lundin Mining Corp.*	7,167	28,260
Magna International, Inc.	230	17,586
Manitoba Telecom Services, Inc.	1,265	42,085
Methanex Corp.	698	33,334
Metro, Inc., Class A	553	39,665
North West Co., Inc. (The)	295	6,847
Open Text Corp.	216	15,234
Pan American Silver Corp.	1,522	19,421

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Canada — (Continued)
Potash Corp. of Saskatchewan, Inc.	900	$26,112
Ritchie Bros Auctioneers, Inc.	1,263	24,348
Rogers Communications, Inc., Class B	818	32,671
Russel Metals, Inc.	2	50
Saputo, Inc.	52	2,406
Shaw Communications, Inc., Class B	1,561	38,801
ShawCor Ltd.	1,091	49,021
Sherritt International Corp.	290	1,110
Shoppers Drug Mart Corp.	730	43,447
Silver Standard Resources, Inc.*	18	138
Stantec, Inc.	564	26,083
Teck Resources, Ltd., Class B	181	4,241
TELUS Corp.	1,145	34,793
Thomson Reuters Corp.	326	11,094
Tim Hortons, Inc.	383	22,149
Transcontinental, Inc., Class A	433	5,261
Westjet Airlines, Ltd.	1,888	40,367
Yellow Media, Ltd.*	66	778

		1,204,125

China — 2.2%
Beijing Capital International Airport Co. Ltd., Class H	28,000	17,366
China BlueChemical Ltd., Class H	8,000	3,693
Dongfang Electric Corp., Ltd., Class H	18,800	26,131
Dongfeng Motor Group Co., Ltd., Class H	20,000	26,819
FIH Mobile, Ltd.*	106,000	57,130
Harbin Electric Co., Ltd., Class H	14,000	8,611
Jiangsu Expressway Co., Ltd., Class H	46,000	47,805
Jiangxi Copper Co., Ltd., Class H	34,000	57,342
Zhejiang Expressway Co., Ltd., Class H	66,000	56,081

		300,978

Denmark — 0.8%
Carlsberg A/S, Class B	209	20,716
Coloplast A/S, Class B	132	7,716
DSV A/S	830	21,771
Novo Nordisk A/S, Class B	64	10,826
TDC A/S	3,837	33,576
Vestas Wind Systems A/S*	1,097	22,237

		116,842

	Number of Shares	Value
COMMON STOCKS — (Continued)
Finland — 1.8%
Elisa OYJ	52	$1,117
Kesko OYJ, Class B	1,513	47,523
Konecranes OYJ	1,038	30,463
Metso OYJ	769	27,080
Neste Oil OYJ	3,357	48,635
Nokian Renkaat OYJ	46	2,043
Orion OYJ, Class B	1,014	24,808
Outotec OYJ	3,172	38,506
Sanoma OYJ	1,442	10,532
Tieto OYJ	816	15,578

		246,285

France — 8.5%
Alstom SA	870	29,421
Altran Technologies SA	5,550	39,723
Arkema SA	337	33,782
Atos	633	47,588
BioMerieux	75	7,671
Bouygues SA	941	27,503
Cap Gemini SA	952	52,116
Casino Guichard Perrachon SA	227	23,344
Cie Generale des Etablissements Michelin	524	52,617
Compagnie de St-Gobain	1,117	51,787
Danone SA	113	8,930
Eiffage SA	138	7,400
GDF Suez	2,021	42,400
Ipsen SA	56	2,250
JCDecaux SA	629	20,183
Kering	6	1,374
Lagardere SCA	601	19,017
Legrand SA	724	37,516
Metropole Television SA	3,154	62,121
Neopost SA	595	42,855
Orange SA, SP ADR	4,654	45,842
PagesJaunes Groupe	13,620	29,716
Plastic Omnium SA	200	13,644
Publicis Groupe SA	448	36,141
Rexel SA	197	4,779
Safran SA	148	8,691
Sanofi, ADR	44	2,265
Schneider Electric SA	257	20,449
SEB SA	521	43,389
Societe BIC SA	101	11,206
Societe Television Francaise 1	4,252	62,930

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
France — (Continued)
Sodexo	223	$20,369
Technicolor SA*	10,949	54,914
Teleperformance SA	615	29,781
Thales SA	212	10,929
Total SA	522	27,847
UBISOFT Entertainment*	2,392	36,500
Valeo SA	640	50,762
Vinci SA	627	33,857
Vivendi SA	774	16,531
Zodiac Aerospace	1	145

		1,170,285

Germany — 5.6%
Adidas AG	110	12,263
Aurubis AG	859	48,276
Axel Springer AG	544	28,370
BASF SE	577	51,169
Bayer AG, Reg. shares	350	40,672
Bilfinger Berger SE	26	2,469
Continental AG	199	31,345
Deutsche Telekom AG, Reg. shares	2,244	27,310
Dialog Semiconductor PLC*	433	7,157
Draegerwerk AG & Co. KGaA, Pref.shares	252	33,860
Fielmann AG	92	9,596
Freenet AG	1,345	32,199
Fresenius Medical Care AG & Co. KGaA	425	26,905
Gildemeister AG	1,920	44,662
HeidelbergCement AG	175	13,443
Henkel AG & Co. KGaA, Pref. shares	340	33,309
K+S AG, Reg. shares	1,490	36,721
Kloeckner & Co. SE*	2,030	25,380
Merck KGaA	180	29,765
Pfeiffer Vacuum Technology AG	140	15,243
ProSiebenSat.1 Media AG, Pref.shares	804	32,987
Puma SE	6	1,679
Rheinmetall AG	459	21,375
SAP AG, SP ADR	126	9,184
Siemens AG, SP ADR	41	4,529
SMA Solar Technology AG	861	29,432
Software AG	1,517	46,155
Stada Arzneimittel AG	767	35,984
Suedzucker AG	916	29,898

	Number of Shares	Value
COMMON STOCKS — (Continued)
Germany — (Continued)
United Internet AG, Reg. shares	113	$3,692
Wincor Nixdorf AG	93	5,921

		770,950

Greece — 0.4%
OPAP SA	5,870	52,712

Hong Kong — 0.6%
China Mobile, Ltd., SP ADR	1,074	56,836
CNOOC, Ltd.	14,000	25,272

		82,108

Ireland — 0.1%
Kerry Group PLC, Class A	29	1,782
Smurfit Kappa Group PLC*	686	13,872
UBM PLC	506	5,477

		21,131

Italy — 3.2%
Amplifon SpA	1,454	7,277
Ansaldo STS SpA	4,052	38,060
Atlantia SpA	402	7,626
Danieli & C. Officine Meccaniche SpA	2,031	52,904
De’Longhi SpA	1,443	23,094
DiaSorin SpA	1,091	45,952
Eni SpA	2,411	53,276
Finmeccanica SpA*	6,117	31,965
Gruppo Editoriale L’espresso SpA*	8,277	10,130
Indesit Co. SpA	303	2,241
Italcementi SpA	3,094	22,844
Lottomatica SpA	1,819	50,431
Prysmian SpA	783	15,917
Recordati SpA	3,070	36,165
Safilo Group SpA*	215	4,408
Telecom Italia SpA, SP ADR	5,664	38,968

		441,258

Japan — 19.5%
Alfresa Holdings Corp.	1,100	54,657
Capcom Co., Ltd.	3,200	56,934
Central Japan Railway Co.	400	49,106
Chiyoda Corp.	4,000	47,554
Daihatsu Motor Co., Ltd.	2,000	44,040
Daito Trust Construction Co., Ltd.	600	54,908
Dena Co., Ltd.	3,000	57,022
Dowa Holdings Co., Ltd.	5,000	45,756
Ebara Corp.	10,000	55,051
Gree, Inc.	7,100	57,577

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Hakuhodo DY Holdings, Inc.	830	$57,221
Horiba, Ltd.	1,500	54,846
IHI Corp.	1,000	4,218
IT Holdings Corp.	4,600	53,606
Japan Petroleum Exploration Co.	1,300	55,898
Japan Tobacco, Inc.	800	27,985
JGC Corp.	1,000	35,339
Kobayashi Pharmaceutical Co., Ltd.	300	15,657
Kuraray Co., Ltd.	3,600	49,233
Kurita Water Industries, Ltd.	2,600	53,110
KYORIN Holdings, Inc.	2,200	48,062
Lintec Corp.	3,000	56,685
Matsumotokiyoshi Holdings Co., Ltd.	1,900	57,343
Medipal Holdings Corp.	4,500	55,888
Miraca Holdings, Inc.	1,100	53,141
Mitsubishi Heavy Industries, Ltd.	8,000	43,060
Mitsubishi Tanabe Pharma Corp.	4,200	56,666
Mitsui Engineering & Shipbuilding Co., Ltd.	33,000	58,646
Nippon Electric Glass Co., Ltd.	10,000	53,825
Nippon Television Holdings, Inc.	2,800	50,732
NTT DoCoMo, Inc., SP ADR	3,669	56,026
Obic Co., Ltd.	220	61,814
Oracle Corp. Japan	400	15,606
Otsuka Corp.	500	56,583
Point, Inc.	420	21,062
Ryohin Keikaku Co., Ltd.	600	52,640
Sankyo Co., Ltd.	1,200	53,069
Sankyu, Inc.	15,000	52,395
Seino Holdings Co., Ltd.	6,000	53,927
Shimamura Co., Ltd.	400	45,920
Shionogi & Co., Ltd.	2,700	54,904
SKY Perfect JSAT Holdings, Inc.	119	62,472
Sundrug Co., Ltd.	1,300	55,965
Taisei Corp.	14,000	54,622
Toagosei Co., Ltd.	12,000	51,476
Toho Holdings Co., Ltd.	3,200	55,529
Tokai Rika Co., Ltd.	2,700	58,324
Toppan Printing Co., Ltd.	8,000	54,417
Toshiba Plant Systems & Services Corp.	3,000	48,841
Toyo Suisan Kaisha, Ltd.	1,000	31,304
Trend Micro, Inc.	700	23,307
Tsuruha Holdings, Inc.	600	55,275

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
USS Co., Ltd.	450	$53,820
Yahoo Japan Corp.	50	26,657
Yamatake Corp.	2,600	55,845

		2,675,566

Luxemburg — 0.7%
ArcelorMittal	3,352	44,134
Oriflame Cosmetics SA, SDR	1,144	37,489
Tenaris SA, ADR	295	13,113

		94,736

Mexico — 1.9%
Alfa SAB de CV, Class A	15,608	39,775
America Movil SAB de CV, ADR, Class L	2,237	46,932
Arca Continental SAB de CV	2,111	15,807
Cemex SAB de CV, SP ADR*	2,424	27,900
Coca-Cola Femsa SAB de CV, SP ADR	120	16,944
Fomento Economico Mexicano SAB de CV, SP ADR	5	497
Grupo Aeroportuario del Sureste SAB de CV, ADR	78	9,240
Grupo Bimbo SAB de CV, Class A	3,298	11,098
Grupo Mexico SAB de CV, Class B	10,146	31,146
Grupo Televisa SA, SP ADR	308	8,347
Industrias Penoles SAB de CV	689	21,624
Kimberly-Clark de Mexico SAB de CV, Class A	7,320	24,127
Wal-Mart de Mexico SAB de CV	3,414	9,342

		262,779

Netherlands — 2.0%
Akzo Nobel NV	446	27,148
Arcadis NV	177	4,592
ASML Holding NV, Reg. shares	1	90
CSM	743	17,011
Koninklijke Ahold NV	1,086	17,893
Koninklijke Boskalis Westminster NV	174	6,538
Koninklijke KPN NV*	6,056	15,960
Koninklijke Philips Electronics NV	614	19,653
Nutreco NV	334	15,730
Royal Imtech NV*	8,620	20,928
STMicroelectronics NV	5,780	49,681
TNT Express NV	2,903	22,821
TomTom NV*	3,703	21,577

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Netherlands — (Continued)
Wolters Kluwer NV	1,231	$29,715

		269,337

New Zealand — 1.2%
Fletcher Building, Ltd.	8,714	56,584
Sky Network Television, Ltd.	13,409	57,405
Telecom Corp. of New Zealand, Ltd.	31,552	56,702

		170,691

Norway — 1.2%
Kvaerner ASA	1,888	3,236
Statoil ASA	1,873	40,621
Telenor ASA	1,027	22,744
TGS Nopec Geophysical Co. ASA	1,404	45,102
Yara International ASA	1,227	55,095

		166,798

Singapore — 1.3%
Flextronics International, Ltd.*	7,601	65,825
SATS, Ltd.	22,000	57,473
Singapore Post, Ltd.	54,000	55,876

		179,174

South Korea — 1.1%
Kangwon Land, Inc.	1,270	32,331
KT&G Corp.	837	56,400
LG Display Co., Ltd.*	2,300	57,018

		145,749

Spain — 2.7%
Acerinox SA	5,379	55,115
Amadeus IT Holding SA, Class A	586	20,129
Construcciones y Auxiliar de Ferrocarriles SA	77	33,210
Distribuidora Internacional de Alimentacion SA	2,042	16,919
Duro Felguera SA	6,891	44,554
Ebro Foods SA	1,667	36,004
Indra Sistemas SA	1,044	14,167
Melia Hotels International SA	1,964	17,636
Prosegur Cia de Seguridad SA, Reg.shares	233	1,203
Repsol SA	2,142	51,265
Tecnicas Reunidas SA	591	26,948
Telefonica SA*	2,830	40,341
Zardoya Otis I-2013 Shares	20	293
Zardoya Otis SA	503	7,327

		365,111

	Number of Shares	Value
COMMON STOCKS — (Continued)
Sweden — 3.3%
Assa Abloy AB, Class B	144	$6,376
Atlas Copco AB, Class A	936	24,426
Autoliv, Inc.	486	39,740
Axfood AB	345	16,075
Betsson AB	1,005	27,059
Electrolux AB, Class B	1,012	29,484
Husqvarna AB, Class B	7,574	45,480
Loomis AB, Class B	471	10,116
Modern Times Group AB, Class B	1,161	54,468
Sandvik AB	3,681	46,562
Securitas AB, Class B	3,932	38,336
SKF AB, Class B	768	21,303
SSAB AB, Class A	6,745	44,000
Swedish Match AB	538	20,098
Tele2 AB, Class B	891	11,414
Telefonaktiebolaget LM Ericsson, SP ADR	1,139	13,360

		448,297

Switzerland — 2.5%
Actelion, Ltd., Reg. shares	797	52,964
Adecco SA, Reg. Shares	397	25,203
Flughafen Zuerich AG, Reg. shares	9	4,872
Forbo Holding AG, Reg. shares	66	47,711
Geberit AG, Reg. shares	20	5,362
Kaba Holding AG, Reg. shares, Class B	76	30,426
Kuoni Reisen Holding AG, Reg.shares, Class B	40	14,469
Nobel Biocare Holding AG, Reg.shares	2,664	32,528
OC Oerlikon Corp. AG, Reg. shares*	2,700	35,448
Roche Holding AG, SP ADR	397	24,340
Schindler Holding AG, Participation Certificate	21	3,007
Sika AG, Bearer shares	4	11,156
Straumann Holding AG, Reg. shares	127	19,171
Sulzer AG, Reg. shares	172	25,741
Swisscom AG, Reg. shares	26	11,617
Transocean, Ltd.	114	5,376

		349,391

Taiwan — 2.5%
Asustek Computer, Inc.	3,000	26,212
Chunghwa Telecom Co., Ltd., ADR	9	289
Foxconn Technology Co., Ltd.	5,000	12,422

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
Innolux Corp.*	129,000	$57,216
Kinsus Interconnect Technology Corp.	2,000	7,137
Lite-On Technology Corp.	33,000	56,125
Novatek Microelectronics Corp.	11,000	48,605
Pegatron Corp.*	25,000	36,933
Phison Electronics Corp.	6,000	44,820
Realtek Semiconductor Corp.	21,000	50,283
Taiwan Mobile Co., Ltd.	1,000	3,635
Unimicron Technology Corp.	5,000	4,594
Yageo Corp.*	1,000	335

		348,606

United Kingdom — 11.7%
African Barrick Gold, Ltd.	12	21
Alent PLC	4,516	25,247
AMEC PLC	2,488	40,763
Associated British Foods PLC	9	266
AstraZeneca PLC, SP ADR	967	49,046
Bodycote PLC	4,718	44,463
British American Tobacco PLC, SP ADR	169	17,998
British Sky Broadcasting Group PLC	2,184	27,510
Britvic PLC	1,791	14,822
Cable & Wireless Communications PLC	16,677	10,277
Cobham PLC	9,886	43,253
Compass Group PLC	120	1,639
CSR PLC	397	3,436
Daily Mail & General Trust PLC, Class A	1,300	15,950
Darty PLC	16,436	19,378
Debenhams PLC	29,157	48,081
Delphi Automotive PLC	75	4,029
Dixons Retail PLC*	47,052	32,540
Electrocomponents PLC	3,038	11,374
Elementis PLC	193	736
Firstgroup PLC	27,762	42,212
Fresnillo PLC	5	78
GlaxoSmithKline PLC, SP ADR	350	17,836
Halfords Group PLC	9,672	54,249
Hays PLC	21,062	33,034
Homeserve PLC	10,202	41,159
IMI PLC	553	11,542
Imperial Tobacco Group PLC	519	17,417

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Inchcape PLC	5,539	$48,072
Intercontinental Hotels Group PLC, ADR	285	8,239
ITV PLC	10,876	27,895
Johnson Matthey PLC	1	24
Kingfisher PLC	6,091	36,832
Ladbrokes PLC	14,598	47,302
Marks & Spencer Group PLC	1,622	11,881
Michael Page International PLC	1,886	12,811
Micro Focus International PLC	4,291	51,965
Mitie Group PLC	9,830	40,525
Morgan Crucible Co. PLC	7,620	35,414
Next PLC	381	28,922
Pace PLC	11,284	53,540
Premier Farnell PLC	12,789	44,144
QinetiQ Group PLC	14,109	39,686
Reckitt Benckiser Group PLC	274	19,503
Reed Elsevier PLC	68	878
Rentokil Initial PLC	2,445	3,645
Rexam PLC	5,459	40,842
Royal Dutch Shell PLC, ADR	425	30,120
RPC Group PLC	613	4,278
Sage Group PLC (The)	6,068	32,355
Senior PLC	4,954	20,024
Serco Group PLC	2,277	21,719
Smith & Nephew PLC, SP ADR	531	31,568
Smiths Group PLC	864	18,204
Spectris PLC	673	21,602
Spirax-Sarco Engineering PLC	311	13,556
Spirent Communications PLC	25,063	50,366
Tesco PLC	323	1,805
Thomas Cook Group PLC*	10,514	24,568
Travis Perkins PLC	267	6,913
Ultra Electronics Holdings PLC	323	8,923
Unilever PLC, SP ADR	272	11,051
Vesuvius PLC	7,338	47,331
Vodafone Group PLC, SP ADR	866	25,937
William Hill PLC	3,244	24,009
WPP PLC	271	4,881
WS Atkins PLC	1,831	32,255

		1,611,941

TOTAL COMMON STOCKS (Cost $12,381,379)		13,256,192

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

	Number of Shares	Value
RIGHTS — 0.0%
Groupe FNAC SA*	6	$17

TOTAL RIGHTS (Cost $20)		17

WARRANTS — 0.0%
Yellow Media, Ltd., strike price @ CAD 28.16, Expires 12/20/22*	38	129

TOTAL WARRANTS (Cost $80)		129

EXCHANGE TRADED FUNDS — 2.5%
iShares MSCI EAFE Index Fund	5,699	344,049

TOTAL EXCHANGE TRADED FUNDS (Cost $334,416)		344,049

TOTAL INVESTMENTS - 99.0% (Cost $12,715,895)**		13,600,387

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		130,643

NET ASSETS - 100.0%		$13,731,030

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost.	$12,715,895

Gross unrealized appreciation	$1,727,949
Gross unrealized depreciation	(843,457)

Net unrealized appreciation	$884,492

ADR	American Depositary Receipt
CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
SDR	Swedish Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 88.2%
Australia — 6.0%
David Jones, Ltd.	80,383	$195,082
JB Hi-Fi, Ltd.	7,163	119,627
Metcash, Ltd.	85,479	265,074
Monadelphous Group, Ltd.	18,724	277,024
OZ Minerals, Ltd.	8,590	31,425
Rio Tinto, Ltd.	4,945	255,622
Seven Group Holdings Ltd.	37,342	232,941
Telstra Corp., Ltd.	68,383	306,716
WorleyParsons, Ltd.	13,603	269,363

		1,952,874

Belgium — 2.3%
Belgacom SA	12,853	315,050
Delhaize Group SA	3,845	252,461
Mobistar SA	13,601	194,512

		762,023

Brazil — 3.2%
Cia Brasileira de Distribuicao Grupo
Pao de Acucar, Pref. Shares	1,603	71,072
Even Construtora e Incorporadora SA .	20,500	76,290
Hypermarcas SA	10,000	72,939
QGEP Participacoes SA	13,000	67,070
Santos Brasil Participacoes SA (Units)	21,755	243,645
Telefonica Brasil SA, Pref. shares	12,100	258,087
Tim Participacoes SA	66,700	248,515

		1,037,618

Canada — 8.1%
Agrium, Inc.	3,004	254,862
Alamos Gold, Inc.	17,520	258,084
Canadian Tire Corp., Ltd., Class A	3,101	255,211
Corus Entertainment, Inc., Class B	3,730	90,245
Domtar Corp.	4,141	287,841
Metro, Inc., Class A	4,447	318,966
Shaw Communications, Inc., Class B	10,963	272,501
ShawCor, Ltd.	6,129	275,390
Shoppers Drug Mart Corp.	5,665	337,164
Westjet Airlines, Ltd.	14,020	299,756

		2,650,020

China — 1.2%
Harbin Electric Co., Ltd., Class H	310,000	190,662
Jiangxi Copper Co., Ltd., Class H	127,000	214,188

		404,850

	Number of Shares	Value
COMMON STOCKS — (Continued)
Finland — 2.1%
Konecranes OYJ	7,637	$224,128
Metso OYJ	6,532	230,021
Outotec OYJ	19,628	238,274

		692,423

France — 8.9%
Altran Technologies SA	35,082	251,092
Cap Gemini SA	6,026	329,888
Cie Generale des Etablissements Michelin	2,811	282,267
Compagnie de St-Gobain	5,635	261,254
Metropole Television SA	18,657	367,466
Neopost SA	3,712	267,358
SEB SA	3,094	257,669
Societe Television Francaise 1	20,011	296,166
UBISOFT Entertainment*	17,878	272,803
Valeo SA	4,202	333,284

		2,919,247

Germany — 3.2%
Aurubis AG	5,052	283,926
SMA Solar Technology AG	7,567	258,665
Software AG	8,728	265,551
Suedzucker AG	7,198	234,944

		1,043,086

Greece — 1.0%
OPAP SA	34,732	311,889

Hong Kong — 1.3%
CNOOC, Ltd.	175,000	315,901
Shougang Fushan Resources Group, Ltd.	346,000	113,317

		429,218

Italy — 4.3%
Ansaldo STS SpA	32,906	309,065
Danieli & C. Officine Meccaniche SpA	11,760	306,328
DiaSorin SpA	7,625	321,157
Eni SpA	13,129	290,114
Recordati SpA	15,240	179,531

		1,406,195

Japan — 20.4%
Alfresa Holdings Corp.	5,000	248,442
Chiyoda Corp.	21,000	249,658
CyberAgent, Inc.	29	67,768
Daihatsu Motor Co., Ltd.	12,000	264,243
Daito Trust Construction Co., Ltd.	3,200	292,840

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Dena Co., Ltd.	12,700	$241,392
Gree, Inc.	30,000	243,285
Hakuhodo DY Holdings, Inc.	3,740	257,839
Kurita Water Industries, Ltd.	13,800	281,892
Matsumotokiyoshi Holdings Co., Ltd.	9,800	295,772
Mitsubishi Tanabe Pharma Corp.	22,500	303,570
Mitsui Engineering & Shipbuilding Co., Ltd.	186,000	330,548
Nitori Holdings Co., Ltd.	3,050	260,423
NTT DoCoMo, Inc., SP ADR.	19,592	299,170
Otsuka Corp.	2,400	271,596
Seino Holdings Co., Ltd.	32,000	287,611
Shimamura Co., Ltd.	2,500	286,998
SKY Perfect JSAT Holdings, Inc.	524	275,085
Sundrug Co., Ltd.	2,200	94,709
Toagosei Co., Ltd.	60,000	257,379
Toho Holdings Co., Ltd.	15,200	263,761
Tokai Rika Co., Ltd.	12,800	276,499
Toshiba Plant Systems & Services Corp.	20,000	325,605
Tsuruha Holdings, Inc.	3,500	322,439
USS Co., Ltd.	1,360	162,655
Yamatake Corp.	10,800	231,972

		6,693,151

Luxemburg — 0.9%
Oriflame Cosmetics SA, SDR	9,080	297,552

Mexico — 1.1%
America Movil SAB de CV, ADR, Class L	12,411	260,383
Grupo Mexico SAB de CV, Class B	37,564	115,315

		375,698

Norway — 1.4%
Statoil ASA	6,140	133,161
Yara International ASA	6,923	310,858

		444,019

South Korea — 1.5%
KT&G Corp.	4,233	285,233
LG Display Co., Ltd.*	8,900	220,633

		505,866

Spain — 0.8%
Ebro Foods SA	12,603	272,203

Sweden — 4.3%
Atlas Copco AB, Class A	9,784	255,327

	Number of Shares	Value
COMMON STOCKS — (Continued)
Sweden — (Continued)
Autoliv, Inc.	3,841	$314,079
Modern Times Group AB, Class B	7,303	342,621
Sandvik AB	18,225	230,533
Securitas AB, Class B	27,154	264,743

		1,407,303

Switzerland — 2.8%
Actelion, Ltd., Reg. shares	4,921	327,021
Forbo Holding AG, Reg. shares	461	333,253
OC Oerlikon Corp. AG, Reg. shares*	20,684	271,555

		931,829

Taiwan — 1.7%
Foxconn Technology Co., Ltd.	44,000	109,316
Hon Hai Precision Industry Co., Ltd.	99,000	256,856
Pegatron Corp.*	135,000	199,440

		565,612

United Kingdom — 11.7%
AMEC PLC	19,040	311,951
AstraZeneca PLC, SP ADR	5,838	296,103
Debenhams PLC	175,938	290,130
Halfords Group PLC	60,247	337,919
Hays PLC	188,205	295,184
Homeserve PLC	21,218	85,602
Inchcape PLC	36,263	314,719
Ladbrokes PLC	80,645	261,313
Micro Focus International PLC	29,530	357,582
Mitie Group PLC	63,671	262,491
Pace PLC	67,250	319,088
QinetiQ Group PLC	102,769	289,070
Rexam PLC	21,195	158,572
Spirent Communications PLC	121,185	243,532

		3,823,256

TOTAL COMMON STOCKS (Cost $27,613,875)		28,925,932

EXCHANGE TRADED FUNDS — 10.3%
iShares MSCI EAFE Index Fund	56,203	3,392,975

TOTAL EXCHANGE TRADED FUNDS (Cost $3,360,677)		3,392,975

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

Value
TOTAL INVESTMENTS - 98.5% (Cost $30,974,552)**	$32,318,907

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	481,770

NET ASSETS - 100.0%	$32,800,677

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$30,974,552

Gross unrealized appreciation	$2,851,961
Gross unrealized depreciation	(1,507,606)

Net unrealized depreciation	$1,344,355

ADR	American Depositary Receipt
EAFE	Europe, Australia, and Far East
MSCI	Morgan Stanley Capital International
SDR	Swedish Depository Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2013

(Unaudited)

1. Portfolio Valuation:

Portfolio Valuation — The Formula Investing U.S. Value 1000 Fund, Formula Investing U.S. Value Select Fund, Formula Investing International Value 400 Fund, and Formula Investing International Value Select Fund (the “Formula Investing Funds”) each a “Fund” and collectively the “Funds”. The Funds’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 07/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Formula Investing U.S. Value 1000 Fund:
Investments in Securities*	$60,274,396	$60,274,396	$—	$—

Formula Investing U.S. Value Select Fund:
Investments in Securities*	$272,074,760	$272,074,760	$—	$—

FORMULA INVESTING FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

Funds	Total Value at 07/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Formula Investing International Value 400 Fund:
Common Stocks
Spain	$365,111	$364,818	$—	$293
All other Countries*	12,891,081	12,891,081	—	—
Rights	17	17	—	—
Warrants	129	129	—	—
Exchange Traded Funds	344,049	344,049	—	—

Total Investments in Securities	$13,600,387	$13,600,094	$—	$293

Formula Investing International Value Select Fund:
Investments in Securities*	$32,318,907	$32,318,907	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2013, there were no significant transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

July 31, 2013

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 118.0%
COMMON STOCKS — 117.9%
Automobiles & Components — 3.5%
BorgWarner, Inc.*†	1,294	$123,486
Cooper Tire & Rubber Co.†	5,383	180,546
Dana Holding Corp.	33,395	729,681
General Motors Co.*†	1,378	49,429
Gentex Corp.†	43,272	977,082
Goodyear Tire & Rubber Co. (The)*†	56,596	1,047,026
Johnson Controls, Inc.	15,587	626,753
Modine Manufacturing Co.*†	15,215	167,365
Tenneco, Inc.*	12,900	623,457
TRW Automotive Holdings Corp.*†	115	8,431
Visteon Corp.*†	7,684	506,145

		5,039,401

Capital Goods — 18.6%
AAON, Inc.†	10,047	216,714
AAR Corp.†	23,266	563,968
Actuant Corp., Class A	1,306	46,115
AECOM Technology Corp.*†	27,381	928,216
AGCO Corp.†	11,113	625,106
Alamo Group, Inc.†	4,782	199,266
Albany International Corp., Class A†	3,052	105,324
Alliant Techsystems, Inc.†	518	48,226
Altra Holdings, Inc.†	21,853	545,014
AO Smith Corp.†	178	7,355
Barnes Group, Inc.	5,402	178,266
Boeing Co. (The)	740	77,774
Briggs & Stratton Corp.†	32,566	659,461
Carlisle Cos., Inc.†	5,965	404,069
CIRCOR International, Inc.†	4,376	229,827
Crane Co.†	6,608	402,427
Donaldson Co., Inc.†	15,217	551,616
Dover Corp.	7,386	632,537
EnerSys, Inc.†	16,774	887,680
Federal Signal Corp.*†	10,441	101,278
Fluor Corp.†	18,232	1,140,594
Foster Wheeler AG (Switzerland)*†	32,020	686,509
Generac Holdings, Inc.	14,289	619,428
General Dynamics Corp.†	1,093	93,277
Graco, Inc.	3,418	238,508
Granite Construction, Inc.	15,746	476,316
Honeywell International, Inc.	1,427	118,412
Hyster-Yale Materials Handling, Inc.†	1,882	122,349
IDEX Corp.†	15,115	901,610
Illinois Tool Works, Inc.†	12,231	881,121
John Bean Technologies Corp.†	1,652	39,169
Joy Global, Inc.†	16,051	794,524

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Kaydon Corp.†	33,366	$970,283
L-3 Communications Holdings, Inc.	8,344	777,244
Lincoln Electric Holdings, Inc.†	15,573	919,430
Lindsay Corp.†	14,259	1,070,851
Manitowoc Co., Inc. (The)	27,716	569,009
Masco Corp.	1,250	25,650
MRC Global, Inc.*	38,968	1,045,122
National Presto Industries, Inc.†	3,485	258,378
Nortek, Inc.*†	6,385	431,051
Northrop Grumman Corp.†	2,049	188,631
Oshkosh Corp.*	19,559	876,634
Pall Corp.†	6,492	454,180
Quanta Services, Inc.	19,184	514,323
Raytheon Co.†	4,153	298,352
Rexnord Corp.*†	13,478	255,678
Rockwell Automation, Inc.†	4,576	443,186
Standex International Corp.†	250	14,758
Sun Hydraulics Corp.	3,294	103,596
Terex Corp.*†	2,656	78,299
Thermon Group Holdings, Inc.*†	717	14,347
TransDigm Group, Inc.	4,869	704,009
Trex Co., Inc.*†	1,908	90,325
Tyco International, Ltd. (Switzerland)	13,302	463,043
United Rentals, Inc.*	8,239	472,259
Valmont Industries, Inc.†	8,068	1,126,616
Watsco, Inc.	4,470	417,274
WW Grainger, Inc.†	3,331	873,188

		26,977,772

Commercial & Professional Services — 8.5%
Avery Dennison Corp.†	22,838	1,021,544
Brink’s Co. (The)†	29,667	792,999
Cintas Corp.†	10,708	508,737
Deluxe Corp.†	16,100	660,261
FTI Consulting, Inc.*†	20,227	753,658
G & K Services, Inc., Class A†	13,035	688,378
Herman Miller, Inc.†	1,083	30,443
ICF International, Inc.*†	18,966	633,275
Kelly Services, Inc., Class A†	8,903	174,232
Kforce, Inc.†	17,793	296,787
Manpowergroup, Inc.	7,712	515,701
Mine Safety Appliances Co.†	13,116	696,853
Navigant Consulting, Inc.*†	54,718	734,316
On Assignment, Inc.*	243	7,419
Pitney Bowes, Inc.†	60,183	993,621

See accompanying Notes to Quarterly Portfolio of Investments.

1

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Quad/Graphics, Inc.†	1,148	$32,190
Robert Half International, Inc.	9,062	337,469
RR Donnelley & Sons Co.†	35,095	666,454
Tetra Tech, Inc.*	1,786	42,150
Towers Watson & Co., Class A†	5,811	489,461
UniFirst Corp.†	7,781	762,694
United Stationers, Inc.	4,693	194,243
Viad Corp.†	20,369	489,874
Waste Management, Inc.	3,607	151,602
West Corp.†	32,130	705,575

		12,379,936

Consumer Durables & Apparel — 8.8%
Brunswick Corp.	15,588	588,447
Carter’s, Inc.†	1,307	93,215
Coach, Inc.†	16,044	852,418
Columbia Sportswear Co.†	98	6,323
Crocs, Inc.*†	60,379	825,381
Ethan Allen Interiors, Inc.†	26,185	795,238
G-III Apparel Group Ltd.*†	19,297	993,024
Hanesbrands, Inc.†	18,211	1,155,670
Hasbro, Inc.†	19,782	909,972
La-Z-Boy, Inc.	30,453	631,291
LeapFrog Enterprises, Inc.*†	25,566	294,520
Leggett & Platt, Inc.	5,611	176,242
Mattel, Inc.	4,012	168,624
NIKE, Inc., Class B†	7,622	479,576
PVH Corp.†	8	1,054
Ralph Lauren Corp.†	1,668	303,676
Smith & Wesson Holding Corp.*†	82,731	979,535
Steven Madden, Ltd.*†	12,582	646,966
Sturm Ruger & Co., Inc.†	19,772	1,005,802
Tupperware Brands Corp.†	9,531	803,273
VF Corp.	1,345	264,965
Whirlpool Corp.	5,906	791,050

		12,766,262

Consumer Services — 4.2%
American Public Education, Inc.*†	575	22,718
Apollo Group, Inc., Class A*†	36,257	660,602
Bally Technologies, Inc.*†	6,820	488,858
Bridgepoint Education, Inc.*†	14,996	241,735
Cracker Barrel Old Country Store, Inc.	1,638	160,360
DeVry, Inc.	20,744	623,980
Education Management Corp.*†	9,254	65,241

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Fossil Group, Inc.†	4,841	$532,026
International Game Technology†	33,661	621,719
International Speedway Corp., Class A	5,426	183,670
Interval Leisure Group, Inc.†	20,958	450,807
Service Corp International†	7,200	136,584
Sonic Corp.*†	12,218	187,791
Speedway Motorsports, Inc.†	5,819	107,477
Starwood Hotels & Resorts Worldwide, Inc.†	12,913	854,195
Weight Watchers International, Inc.†	13,026	618,084
Wynn Resorts, Ltd.	1,075	143,115

		6,098,962

Diversified Financials — 0.3%
Outerwall, Inc.*	6,270	346,418

Food & Staples Retailing — 2.1%
CVS Caremark Corp.†	5,279	324,606
Kroger Co. (The)†	6,065	238,173
Rite Aid Corp.*†	98,512	295,536
Safeway, Inc.†	41,557	1,071,755
SUPERVALU, Inc.*	72,307	579,179
Wal-Mart Stores, Inc.†	6,329	493,282

		3,002,531

Food, Beverage & Tobacco — 8.2%
Altria Group, Inc.†	29,386	1,030,273
Archer-Daniels-Midland Co.†	10,900	397,523
Coca-Cola Bottling Co. Consolidated†	4,442	283,666
Cott Corp. (Canada)†	66,680	558,112
Darling International, Inc.*	6,477	131,483
Dean Foods Co.*†	103,689	1,130,210
Dr Pepper Snapple Group, Inc.†	11,334	529,751
General Mills, Inc.	9,314	484,328
Green Mountain Coffee Roasters, Inc.*	11	849
Hillshire Brands Co.†	20,933	737,051
Ingredion, Inc.†	12,681	852,163
JM Smucker Co. (The)†	1,166	131,198
Kraft Foods Group, Inc.†	14,164	801,399
Lorillard, Inc.	19,556	831,717
Mead Johnson Nutrition Co.†	4,785	348,539
PepsiCo, Inc.†	9,662	807,163
Pinnacle Foods, Inc.†	25,822	657,686
Reynolds American, Inc.†	12,649	625,240

See accompanying Notes to Quarterly Portfolio of Investments.

2

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

.	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Sanderson Farms, Inc.†	2,139	$151,099
Universal Corp.†	15,917	975,712
Vector Group, Ltd.†	24,181	402,614

		11,867,776

Health Care Equipment & Services — 11.6%
AMN Healthcare Services, Inc.*	2,273	33,595
Becton Dickinson & Co.†	5,646	585,603
Bio-Reference Labs, Inc.*†	19,919	532,833
CareFusion Corp.*†	21,147	815,640
Chemed Corp.†	13,986	987,272
CONMED Corp.†	6,618	217,070
Corvel Corp.*†	8,024	271,933
Covidien PLC (Ireland)†	13,508	832,498
CR Bard, Inc.†	34	3,896
DaVita HealthCare Partners, Inc.*†	4,487	522,332
Ensign Group, Inc. (The)†	9,708	371,234
Express Scripts Holding Co.*	7,656	501,851
HCA Holdings, Inc.†	25,006	975,234
HealthSouth Corp.*†	5,634	183,443
Intuitive Surgical, Inc.*	1,245	483,060
IPC The Hospitalist Co., Inc.*	2,004	100,941
Kindred Healthcare, Inc.*†	32,985	506,650
Masimo Corp.†	15,987	372,337
McKesson Corp.	6,060	743,320
MEDNAX, Inc.*†	7,139	695,481
Medtronic, Inc.†	13,307	735,079
Meridian Bioscience, Inc.†	13,642	337,367
National Healthcare Corp.†	4,379	210,323
Omnicare, Inc.†	16,938	894,157
Owens & Minor, Inc.†	1,527	54,911
Patterson Cos., Inc.†	5,964	243,868
Quest Diagnostics, Inc.†	4,650	271,142
ResMed, Inc.†	18,758	893,819
Select Medical Holdings Corp.†	92,908	833,385
Sirona Dental Systems, Inc.*†	227	16,026
STERIS Corp.†	9,338	420,397
Stryker Corp.†	5,751	405,215
Tenet Healthcare Corp.*	16,868	753,156
Universal Health Services, Inc., Class B†	14,404	1,007,560

		16,812,628

Household & Personal Products — 2.8%
Clorox Co. (The)†	2,976	255,757
Colgate-Palmolive Co.	10,223	612,051

.	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Energizer Holdings, Inc.†	10,090	$1,027,162
Inter Parfums, Inc.†	30,638	1,010,441
Kimberly-Clark Corp.	10,315	1,019,122
Prestige Brands Holdings, Inc.*†	2,501	84,809
Revlon, Inc., Class A*†	2,806	70,403

		4,079,745

Media — 3.6%
Arbitron, Inc.†	13,767	632,731
Belo Corp., Class A†	17,324	247,040
CBS Corp., Class B, non-voting shares†	12,606	666,101
Cumulus Media, Inc., Class A*†	75,156	321,668
DIRECTV*†	7,226	457,189
Gannett Co., Inc.†	2,181	56,183
Harte-Hanks, Inc.†	29,051	277,728
Meredith Corp.†	773	36,733
National CineMedia, Inc.†	15,291	276,920
New York Times Co. (The), Class A*†	28,379	345,656
News Corp., Class A*	54	860
Regal Entertainment Group, Class A†	39,580	746,083
Starz, Class A*†	31,736	716,282
Twenty-First Century Fox, Inc.	12,035	359,606
Valassis Communications, Inc.†	4,649	133,101

		5,273,881

Pharmaceuticals, Biotechnology & Life Sciences — 4.7%
AbbVie, Inc.†	3,963	180,237
Allergan, Inc.†	9,575	872,474
Amgen, Inc.†	20	2,166
Charles River Laboratories International, Inc.*†	4,906	223,419
Endo Health Solutions, Inc.*†	13,561	521,556
Mylan, Inc.*†	9,759	327,512
Myriad Genetics, Inc.*	17,271	512,431
PAREXEL International Corp.*†	18,069	893,512
PDL BioPharma, Inc.†	68,325	554,799
Pfizer, Inc.†	348	10,172
Questcor Pharmaceuticals, Inc.†	6,436	430,054
Salix Pharmaceuticals, Ltd.*†	8,520	629,628
Santarus, Inc.*†	325	7,904
Techne Corp.	572	42,179
United Therapeutics Corp.*†	14,702	1,100,298
Warner Chilcott PLC, Class A (Ireland)†	26,350	561,518

		6,869,859

See accompanying Notes to Quarterly Portfolio of Investments.

3

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 8.4%
Abercrombie & Fitch Co., Class A†	9,933	$495,359
American Eagle Outfitters, Inc.†	45,399	891,636
AutoZone, Inc.*†	205	91,959
Brown Shoe Co., Inc.†	29,075	691,113
Buckle, Inc. (The)†	3,094	173,202
Chico’s FAS, Inc.†	46,318	793,427
Dillard’s, Inc., Class A†	11,914	1,005,899
Express, Inc.*†	3,043	68,620
Foot Locker, Inc.†	23,349	843,599
GameStop Corp., Class A†	5,509	270,272
Gap, Inc. (The)†	519	23,822
Group 1 Automotive, Inc.	9,948	724,115
Guess?, Inc.†	796	26,809
Home Depot, Inc. (The)†	7,167	566,408
Jos A Bank Clothiers, Inc.*†	8,800	359,568
Lithia Motors, Inc., Class A†	4,661	304,084
Lumber Liquidators Holdings, Inc.*	3,844	372,176
Macy’s, Inc.†	18,139	876,839
Men’s Wearhouse, Inc. (The)†	22,589	901,979
Office Depot, Inc.*†	21,320	92,316
OfficeMax, Inc.†	39,091	445,246
O’Reilly Automotive, Inc.*†	305	38,204
PetSmart, Inc.†	10,306	754,605
Ross Stores, Inc.†	1,261	85,080
Staples, Inc.†	43,666	743,195
Tiffany & Co.	2,214	176,035
TJX Cos., Inc.†	2,339	121,722
Urban Outfitters, Inc.*†	6,805	289,621

		12,226,910

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Energy Industries, Inc.*†	12,112	262,346
Broadcom Corp., Class A†	24,635	679,187
Cabot Microelectronics Corp.*†	13,492	498,934
Cirrus Logic, Inc.*†	55,298	1,066,145
Entegris, Inc.*†	24,873	237,040
First Solar, Inc.*†	21,263	1,046,990
Intel Corp.	6,197	144,390
Maxim Integrated Products, Inc.	17,689	505,905
NVIDIA Corp.†	82,270	1,187,156
PDF Solutions, Inc.*	1,760	36,115
Semtech Corp.*†	16,627	502,967
Skyworks Solutions, Inc.*†	1,854	44,533

		6,211,708

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 11.3%
Accenture PLC, Class A (Ireland)†	7,621	$562,506
Activision Blizzard, Inc.†	18,122	325,833
BMC Software, Inc.*†	12,054	554,122
Booz Allen Hamilton Holding Corp.†	56,327	1,204,271
Broadridge Financial Solutions, Inc.†	9,784	283,149
CA Inc†	11,204	333,207
CACI International, Inc., Class A*†	14,565	967,116
Cadence Design Systems, Inc.*†	3,485	50,811
Computer Sciences Corp.†	11,074	527,787
CoreLogic, Inc.*†	34,792	970,697
DST Systems, Inc.	6,399	448,122
ExlService Holdings, Inc.*	138	3,864
Fidelity National Information Services, Inc.†	11,927	514,769
Forrester Research, Inc.	1,232	43,219
Genpact, Ltd. (Bermuda)†	14,918	304,178
Global Payments, Inc.†	4,092	189,501
Heartland Payment Systems, Inc.†	246	9,178
iGATE Corp.*†	37,898	883,402
International Business Machines Corp.†	2,708	528,168
Intuit, Inc.†	9,383	599,761
Jack Henry & Associates, Inc.	2,532	122,296
Lender Processing Services, Inc.†	22,580	737,914
Liquidity Services, Inc.*†	34,852	993,282
ManTech International Corp., Class A†	17,727	523,656
Microsoft Corp.†	17,885	569,280
Oracle Corp.†	30,264	979,040
Paychex, Inc.	574	22,639
PTC, Inc.*	846	22,910
Rovi Corp.*	11,952	269,279
SAIC, Inc.†	12,998	198,739
Syntel, Inc.†	8,889	638,052
ValueClick, Inc.*†	17,797	434,959
VeriSign, Inc.*	14,425	690,092
Western Union Co. (The)†	29,448	528,886
Zynga, Inc., Class A*	108,363	322,922

		16,357,607

Technology Hardware & Equipment — 14.1%
Aeroflex Holding Corp.*†	8,273	62,213
Anixter International, Inc.*†	10,554	876,404
Apple, Inc.†	2,524	1,142,110
Avnet, Inc.*†	23,763	895,152

See accompanying Notes to Quarterly Portfolio of Investments.

4

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
AVX Corp.†	2,077	$26,565
Badger Meter, Inc.†	1,645	78,368
Benchmark Electronics, Inc.*†	37,084	820,298
Brocade Communications Systems, Inc.*†	106,677	710,469
Cisco Systems, Inc.†	11,352	290,044
EMC Corp.	8,679	226,956
F5 Networks, Inc.*†	2,550	223,788
FARO Technologies, Inc.*	7,193	264,199
FLIR Systems, Inc.	21,107	685,344
Harris Corp.†	14,165	808,397
Hewlett-Packard Co.†	42,843	1,100,208
Insight Enterprises, Inc.*†	26,214	560,717
InterDigital, Inc.	679	26,977
Jabil Circuit, Inc.†	49,797	1,144,833
Loral Space & Communications, Inc.†	15,023	938,787
Molex, Inc.†	30,500	909,815
NCR Corp.*†	3,341	120,276
NETGEAR, Inc.*†	15,030	448,044
Newport Corp.*†	9,887	144,845
QUALCOMM, Inc.†	12,485	805,907
Rofin-Sinar Technologies, Inc.*	13,258	306,392
SanDisk Corp.*	20,816	1,147,378
Sanmina Corp.*†	65,555	1,079,035
ScanSource, Inc.*†	28,720	1,022,719
Seagate Technology PLC (Ireland)†	6,588	269,515
SYNNEX Corp.*†	3,107	153,859
TE Connectivity, Ltd. (Switzerland)†	19,850	1,013,144
Vishay Intertechnology, Inc.*†	29,989	431,542
Western Digital Corp.†	2,100	135,198
Xerox Corp.†	89,514	868,286
Zebra Technologies Corp., Class A*†	16,071	741,998

		20,479,782

Telecommunication Services — 0.6%
Atlantic Tele-Network, Inc.†	1,957	99,807
CenturyLink, Inc.†	5,192	186,133
Comverse, Inc.*†	6,701	209,875
Frontier Communications Corp.†	44,380	193,497
Vonage Holdings Corp.*†	41,750	134,435

		823,747

Transportation — 2.3%
CSX Corp.†	39,094	969,922
Knight Transportation, Inc.†	56,268	954,868
Swift Transportation Co.*†	4,571	81,547

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.	2,338	$370,783
United Parcel Service, Inc., Class B†	2,973	258,056
Werner Enterprises, Inc.†	27,471	660,952

		3,296,128

TOTAL COMMON STOCKS (Cost $159,348,752)		170,911,053

EXCHANGE TRADED FUNDS — 0.1%
SPDR S&P 500 ETF Trust	978	164,949

TOTAL EXCHANGE TRADED FUNDS (Cost $164,983)		164,949

TOTAL LONG POSITIONS - 118.0% (Cost $159,513,735)**		171,076,002

SHORT POSITIONS - (58.0)%
COMMON STOCKS — (58.0)%
Automobiles & Components — (1.3)%
Allison Transmission Holdings, Inc.	(2,644)	(62,821)
American Axle & Manufacturing Holdings, Inc.*	(17,649)	(343,273)
Dorman Products, Inc.	(1,415)	(66,618)
Drew Industries, Inc.	(6,300)	(257,229)
Federal-Mogul Corp.*	(10,832)	(168,763)
Gentherm, Inc.*	(13,712)	(279,725)
Remy International, Inc.	(12,199)	(253,617)
Thor Industries, Inc.	(750)	(40,538)
WABCO Holdings, Inc.*	(578)	(45,697)
Winnebago Industries, Inc.*	(17,410)	(416,447)

		(1,934,728)

Capital Goods — (9.7)%
Acuity Brands, Inc.	(2,916)	(252,234)
American Railcar Industries, Inc.	(8,752)	(314,459)
AMETEK, Inc.	(4,653)	(215,341)
Applied Industrial Technologies, Inc.	(6,556)	(341,961)
Armstrong World Industries, Inc.*	(3,209)	(160,706)
Astec Industries, Inc.	(5,377)	(188,195)
AZZ, Inc.	(15,022)	(568,282)
Beacon Roofing Supply, Inc.*	(12,602)	(514,036)
Blount International, Inc.*	(931)	(12,271)
Chart Industries, Inc.*	(3,951)	(449,229)
Cummins, Inc.	(1,303)	(157,911)
DXP Enterprises, Inc.*	(8,137)	(561,453)
Eaton Corp. PLC (Ireland)	(6,767)	(466,585)

See accompanying Notes to Quarterly Portfolio of Investments.

5

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Encore Wire Corp.	(9,481)	$(395,453)
EnPro Industries, Inc.*	(2,552)	(145,030)
ESCO Technologies, Inc.	(15,752)	(545,492)
Fastenal Co.	(1,645)	(80,621)
Fortune Brands Home & Security, Inc.	(8,720)	(360,223)
Franklin Electric Co., Inc.	(12,197)	(454,460)
General Cable Corp.	(9,793)	(308,675)
Gorman-Rupp Co. (The)	(6,837)	(237,449)
GrafTech International Ltd.*	(43,391)	(326,300)
Griffon Corp.	(5,523)	(65,724)
Harsco Corp.	(12,126)	(312,366)
Hubbell, Inc., Class B	(1,602)	(171,975)
II-VI, Inc.*	(4,582)	(81,010)
ITT Corp.	(8,742)	(273,100)
Kaman Corp.	(7,477)	(283,079)
Middleby Corp.*	(1,718)	(307,419)
MSC Industrial Direct Co., Inc., Class A	(2,363)	(191,285)
NCI Building Systems, Inc.*	(32,398)	(459,404)
Nordson Corp.	(1,535)	(110,766)
Pentair, Ltd., Registered Shares (Switzerland)	(8,082)	(493,649)
Powell Industries, Inc.*	(10,060)	(494,952)
Proto Labs, Inc.*	(6,769)	(458,058)
Quanex Building Products Corp.	(385)	(6,553)
Raven Industries, Inc.	(10,806)	(331,312)
RBC Bearings, Inc.*	(5,619)	(308,258)
Roper Industries, Inc.	(1,541)	(194,104)
Rush Enterprises, Inc., Class A*	(16,400)	(408,688)
Simpson Manufacturing Co., Inc.	(8,537)	(281,892)
Textainer Group Holdings Ltd., (Bermuda)	(13,046)	(461,698)
Timken Co.	(2,242)	(130,978)
Trimas Corp.*	(11,103)	(411,144)
Universal Forest Products, Inc.	(5,390)	(222,338)
Wabtec Corp.	(2,245)	(130,345)
Watts Water Technologies, Inc., Class A	(1,983)	(103,671)
WESCO International, Inc.*	(1,140)	(86,389)
Woodward, Inc.	(6,323)	(258,737)
Xylem, Inc.	(1,235)	(30,789)

		(14,126,049)

Commercial & Professional Services — (5.0)%
Acacia Research Corp.	(24,181)	(551,810)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
ACCO Brands Corp.*	(56,904)	$(376,135)
Advisory Board Co. (The)*	(8,113)	(476,152)
Clean Harbors, Inc.*	(5,540)	(312,678)
Copart, Inc.*	(6,484)	(210,795)
Corporate Executive Board Co. (The)	(5,614)	(378,552)
Covanta Holding Corp.	(26,127)	(543,703)
Exponent, Inc.	(4,784)	(316,318)
Healthcare Services Group, Inc.	(8,566)	(210,809)
HMS Holdings Corp.*	(3,790)	(91,680)
HNI Corp.	(6,002)	(228,736)
IHS, Inc., Class A*	(3,481)	(382,144)
InnerWorkings, Inc.*	(28,895)	(337,494)
Interface, Inc.	(5,331)	(101,236)
Korn/Ferry International*	(12,866)	(251,273)
Rollins, Inc.	(2,277)	(58,064)
RPX Corp.*	(10,134)	(176,737)
Steelcase, Inc., Class A	(11,224)	(171,054)
Stericycle, Inc.*	(1,777)	(206,025)
Sykes Enterprises, Inc.*	(12,434)	(218,341)
Team, Inc.*	(7,699)	(301,724)
TrueBlue, Inc.*	(16,288)	(434,890)
US Ecology, Inc.	(1,972)	(60,284)
WageWorks, Inc.*	(10,061)	(339,760)
Waste Connections, Inc.	(10,704)	(463,055)

		(7,199,449)

Consumer Durables & Apparel — (3.2)%
American Greetings Corp., Class A	(2,328)	(44,325)
Columbia Sportswear Co.	(98)	(6,323)
Deckers Outdoor Corp.*	(4,087)	(224,090)
Harman International Industries, Inc.	(7,503)	(454,157)
Iconix Brand Group, Inc.*	(14,418)	(473,487)
iRobot Corp.*	(6,649)	(232,449)
Jones Group, Inc. (The)	(20,730)	(340,387)
Mohawk Industries, Inc.*	(383)	(45,573)
Movado Group, Inc.	(5,367)	(195,788)
Newell Rubbermaid, Inc.	(2,888)	(78,034)
Oxford Industries, Inc.	(6,399)	(433,020)
Polaris Industries, Inc.	(3,075)	(344,830)
Quiksilver, Inc.*	(84,509)	(534,097)
Skechers U.S.A., Inc., Class A*	(5,366)	(146,384)
Tempur Sealy International, Inc.*	(12,689)	(503,119)
Under Armour, Inc., Class A*	(2,197)	(147,485)
Vera Bradley, Inc.*	(8,370)	(202,889)

See accompanying Notes to Quarterly Portfolio of Investments.

6

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Wolverine World Wide, Inc.	(4,929)	$(283,467)

		(4,689,904)

Consumer Services — (6.2)%
AFC Enterprises, Inc.*	(9,108)	(335,173)
Ascent Capital Group, Inc., Class A*	(3,560)	(276,648)
BJ’s Restaurants, Inc.*	(3,284)	(117,042)
Bob Evans Farms, Inc.	(10,133)	(514,959)
Boyd Gaming Corp.*	(20,471)	(272,469)
Buffalo Wild Wings, Inc.*	(3,960)	(410,177)
Burger King Worldwide, Inc.	(5,791)	(111,129)
Carnival Corp. (Panama)	(6,821)	(252,582)
Churchill Downs, Inc.	(3,094)	(251,264)
Chuy’s Holdings, Inc.*	(9,531)	(336,348)
Darden Restaurants, Inc.	(4,695)	(230,290)
Dunkin’ Brands Group, Inc.	(155)	(6,696)
Fiesta Restaurant Group, Inc.*	(624)	(19,687)
Grand Canyon Education, Inc.*	(1,718)	(58,103)
Hillenbrand, Inc.	(19,895)	(493,197)
Hyatt Hotels Corp., Class A*	(7,701)	(348,470)
K12, Inc.*	(11,090)	(344,899)
Krispy Kreme Doughnuts, Inc.*	(14,394)	(302,562)
Life Time Fitness, Inc.*	(8,155)	(434,580)
LifeLock, Inc.*	(35,525)	(403,919)
Multimedia Games Holding Co., Inc.*	(6,057)	(211,934)
Orient-Express Hotels Ltd., Class A (Bermuda)*	(23,484)	(293,785)
Papa John’s International, Inc.*	(2,134)	(142,679)
Penn National Gaming, Inc.*	(4,487)	(224,305)
Pinnacle Entertainment, Inc.*	(18,183)	(386,389)
Red Robin Gourmet Burgers, Inc.*	(4,961)	(282,182)
Royal Caribbean Cruises Ltd. (Liberia)	(6,854)	(261,069)
SHFL Entertainment, Inc.*	(12,315)	(280,166)
Starbucks Corp.	(3,540)	(252,190)
Stewart Enterprises, Inc., Class A	(13,609)	(178,822)
Wendy’s Co. (The)	(17,618)	(125,264)
WMS Industries, Inc.*	(22,493)	(579,195)
Yum! Brands, Inc.	(3,048)	(222,260)

		(8,960,434)

Food & Staples Retailing — (2.4)%
Casey’s General Stores, Inc.	(8,181)	(541,828)
Costco Wholesale Corp.	(1,595)	(187,078)
Fairway Group Holdings Corp.*	(20,213)	(506,740)
Fresh Market, Inc. (The)*	(3,130)	(165,201)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Harris Teeter Supermarkets, Inc.	(648)	$(31,869)
Ingles Markets, Inc., Class A	(13,058)	(371,631)
Natural Grocers By Vitamin Cottage, Inc.*	(8,970)	(321,485)
Pricesmart, Inc.	(2,488)	(226,483)
Susser Holdings Corp.*	(10,021)	(518,286)
United Natural Foods, Inc.*	(1,311)	(76,825)
Weis Markets, Inc.	(8,873)	(445,602)
Whole Foods Market, Inc.	(2,859)	(158,903)

		(3,551,931)

Food, Beverage & Tobacco — (4.8)%
Annie’s, Inc.*	(4,971)	(205,352)
B&G Foods, Inc.	(13,845)	(482,360)
Beam, Inc.	(613)	(39,839)
Boston Beer Co., Inc. (The), Class A*	(3,250)	(581,685)
Boulder Brands, Inc.*	(37,446)	(483,428)
Brown-Forman Corp., Class B	(2,166)	(157,057)
Campbell Soup Co.	(6,651)	(311,267)
ConAgra Foods, Inc.	(6,577)	(238,153)
Flowers Foods, Inc.	(5,281)	(121,252)
Fresh del Monte Produce, Inc., (Cayman Islands)	(18,203)	(511,322)
Hain Celestial Group, Inc. (The)*	(7,744)	(565,002)
Hormel Foods Corp.	(5,806)	(245,884)
J&J Snack Foods Corp.	(2,556)	(203,662)
Kellogg Co.	(3,168)	(209,848)
McCormick & Co., Inc., Non-Voting Shares	(1,398)	(100,111)
Mondelez International, Inc., Class A	(6,352)	(198,627)
Monster Beverage Corp.*	(6,817)	(415,769)
National Beverage Corp.	(3,726)	(66,248)
Post Holdings, Inc.*	(5,127)	(237,842)
Smithfield Foods, Inc.*	(16,280)	(540,496)
Snyders-Lance, Inc.	(1,929)	(61,053)
SunOpta, Inc. (Canada)*	(48,530)	(392,122)
Tootsie Roll Industries, Inc.	(806)	(27,291)
TreeHouse Foods, Inc.*	(333)	(23,640)
Tyson Foods, Inc., Class A	(6,054)	(167,211)
WhiteWave Foods Co., Class A*	(17,807)	(332,813)

		(6,919,334)

Health Care Equipment & Services — (5.8)%
Acadia Healthcare Co., Inc.*	(7,206)	(265,685)
Air Methods Corp.	(3,739)	(125,593)
Align Technology, Inc.*	(3,701)	(159,291)

See accompanying Notes to Quarterly Portfolio of Investments.

7

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Allscripts Healthcare Solutions, Inc.*	(31,794)	$(502,663)
Amsurg Corp.*	(5,434)	(212,524)
athenahealth, Inc.*	(5,357)	(599,716)
BioScrip, Inc.*	(24,783)	(402,724)
Brookdale Senior Living, Inc.*	(1,451)	(42,253)
Capital Senior Living Corp.*	(11,593)	(267,103)
Cerner Corp.*	(1,649)	(80,801)
Computer Programs & Systems, Inc.	(1,358)	(75,695)
Cooper Cos., Inc. (The)	(1,755)	(223,499)
Emeritus Corp.*	(2,877)	(66,718)
Haemonetics Corp.*	(12,766)	(538,981)
Hanger, Inc.*	(1,954)	(72,142)
HealthStream, Inc.*	(13,863)	(436,684)
Healthways, Inc.	(16,619)	(285,182)
Henry Schein, Inc.*	(2,397)	(248,881)
ICU Medical, Inc.*	(3,221)	(230,913)
LifePoint Hospitals, Inc.*	(10,198)	(501,334)
MedAssets, Inc.*	(1,704)	(37,096)
Medidata Solutions, Inc.*	(4,364)	(403,801)
Neogen Corp.*	(4,542)	(256,532)
Omnicell, Inc.*	(26,290)	(554,719)
Owens & Minor, Inc.	(1,527)	(54,911)
Quality Systems, Inc.	(3,711)	(84,871)
Quidel Corp.*	(12,539)	(335,669)
Spectranetics Corp.*	(27,710)	(499,334)
Vanguard Health Systems, Inc.*	(19,768)	(413,349)
West Pharmaceutical Services, Inc.	(5,634)	(415,564)

		(8,394,228)

Household & Personal Products — (0.7)%
Church & Dwight Co., Inc.	(5,234)	(333,406)
Elizabeth Arden, Inc.*	(8,923)	(366,378)
Spectrum Brands Holdings, Inc.	(5,072)	(286,162)
WD-40 Co.	(667)	(38,359)

		(1,024,305)

Media — (1.5)%
Cablevision Systems Corp., Class A	(13,036)	(243,643)
Charter Communications, Inc., Class A*	(1,276)	(160,444)
Discovery Communications, Inc., Class A*	(3,186)	(253,988)
Interpublic Group of Co, Inc. (The)	(7,774)	(127,882)
Lamar Advertising Co., Class A*	(2,280)	(98,792)
Lin Media, LLC	(20,678)	(333,950)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Nexstar Broadcasting Group, Inc., Class A	(13,594)	$ (489,928)
Scholastic Corp.	(3,097)	(94,458)
Sinclair Broadcast Group, Inc., Class A	(10,110)	(285,203)
Sirius XM Radio, Inc.	(17,383)	(64,839)

		(2,153,127)

Pharmaceuticals, Biotechnology & Life Sciences — (1.2)%
Bio-Rad Laboratories, Inc., Class A*	(617)	(75,268)
Bruker Corp.*	(13,139)	(235,450)
Covance, Inc.*	(4,296)	(354,420)
Illumina, Inc.*	(4,021)	(320,956)
Luminex Corp.*	(17,238)	(343,209)
PerkinElmer, Inc.	(7,120)	(242,721)
Thermo Fisher Scientific, Inc.	(1,753)	(159,716)

		(1,731,740)

Retailing — (7.8)%
Aeropostale, Inc.*	(35,039)	(530,140)
Amazon.com, Inc.*	(1,634)	(492,193)
ANN, Inc.*	(9,111)	(308,772)
Asbury Automotive Group, Inc.*	(8,376)	(409,084)
Ascena Retail Group, Inc.*	(27,399)	(523,047)
Barnes & Noble, Inc.*	(21,627)	(386,042)
Big Lots, Inc.*	(564)	(20,377)
Core-Mark Holding Co., Inc.	(6,852)	(429,278)
Dick’s Sporting Goods, Inc.	(286)	(14,703)
Dollar General Corp.*	(1,557)	(85,121)
Dollar Tree, Inc.*	(702)	(37,662)
DSW, Inc., Class A	(467)	(35,394)
Expedia, Inc.	(2,676)	(126,120)
Family Dollar Stores, Inc.	(5,607)	(385,537)
Finish Line, Inc. (The), Class A	(18,817)	(418,866)
Five Below, Inc.*	(1,401)	(54,443)
Genesco, Inc.*	(1,249)	(87,905)
Groupon, Inc.*	(34,276)	(303,685)
Hibbett Sports, Inc.*	(1,221)	(71,612)
HSN, Inc.	(17)	(1,021)
JC Penney Co., Inc.*	(238)	(3,475)
LKQ Corp.*	(6,658)	(173,574)
Mattress Firm Holding Corp.*	(1,278)	(52,206)
Monro Muffler Brake, Inc.	(9,301)	(400,036)
Netflix, Inc.*	(1,090)	(266,200)
Orbitz Worldwide, Inc.*	(22,604)	(208,183)
Overstock.Com, Inc.*	(1,180)	(40,132)

See accompanying Notes to Quarterly Portfolio of Investments.

8

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Penske Automotive Group, Inc.	(2,166)	$(80,532)
Pep Boys-Manny Moe & Jack (The)*	(14,658)	(182,492)
Pool Corp.	(5,247)	(276,937)
priceline.com, Inc.*	(114)	(99,826)
Restoration Hardware Holdings, Inc.*	(4,178)	(279,174)
rue21, Inc.*	(12,415)	(518,699)
Saks, Inc.*	(19,834)	(317,741)
Sears Hometown and Outlet Stores, Inc.*	(9,465)	(412,390)
Select Comfort Corp.*	(14,537)	(332,170)
Shutterfly, Inc.*	(5,970)	(319,932)
Sonic Automotive, Inc., Class A	(10,625)	(235,238)
Stage Stores, Inc.	(22,806)	(569,238)
Stein Mart, Inc.	(2,297)	(32,089)
Tile Shop Holdings, Inc.*	(13,120)	(373,002)
Tractor Supply Co.	(1,423)	(172,367)
TripAdvisor, Inc.*	(5,074)	(380,651)
Ulta Salon Cosmetics & Fragrance, Inc.*	(3,296)	(332,566)
Vitamin Shoppe, Inc.*	(4,365)	(209,651)
Williams-Sonoma, Inc.	(3,513)	(206,775)
Zumiez, Inc.*	(3,377)	(93,104)

		(11,289,382)

Software & Services — (2.8)%
Acxiom Corp.*	(1)	(26)
Automatic Data Processing, Inc.	(99)	(7,137)
CommVault Systems, Inc.*	(4,171)	(352,158)
CSG Systems International, Inc.	(2,835)	(67,133)
EPAM Systems, Inc.*	(17,034)	(493,134)
FleetCor Technologies, Inc.*	(720)	(64,634)
Fortinet, Inc.*	(15,732)	(334,305)
Gartner, Inc.*	(3,850)	(231,038)
MAXIMUS, Inc.	(7,975)	(299,940)
Red Hat, Inc.*	(3,134)	(162,247)
Sourcefire, Inc.*	(8,771)	(661,597)
Symantec Corp.*	(1,024)	(27,320)
TeleTech Holdings, Inc.*	(1,245)	(31,187)
Teradata Corp.*	(2,381)	(140,765)
Vantiv, Inc., Class A*	(304)	(7,931)
VeriFone Systems, Inc.*	(26,714)	(509,435)
Virtusa Corp.*	(20,026)	(516,270)
VMware, Inc., Class A*	(1,754)	(144,161)

		(4,050,418)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (2.6)%
Cognex Corp.	(1,133)	$(60,174)
Coherent, Inc.	(709)	(40,186)
Dolby Laboratories, Inc., Class A	(1,959)	(64,432)
InvenSense, Inc.*	(27,546)	(487,013)
IPG Photonics Corp.	(82)	(4,994)
Itron, Inc.*	(1,721)	(74,210)
Methode Electronics, Inc.	(23,445)	(442,876)
MTS Systems Corp.	(6,651)	(419,346)
National Instruments Corp.	(19,064)	(537,414)
OSI Systems, Inc.*	(7,625)	(536,724)
Park Electrochemical Corp.	(172)	(4,678)
Tech Data Corp.*	(8,797)	(451,638)
Trimble Navigation Ltd.*	(3,400)	(97,036)
TTM Technologies, Inc.*	(7,225)	(66,759)
Universal Display Corp.*	(17,340)	(501,993)

		(3,789,473)

Transportation — (3.0)%
Atlas Air Worldwide Holdings, Inc.*	(4,804)	(214,451)
CH Robinson Worldwide, Inc.	(1,461)	(87,104)
Con-Way, Inc.	(2,542)	(105,366)
Genesee & Wyoming, Inc., Class A*	(2,834)	(254,096)
Heartland Express, Inc.	(2,054)	(30,235)
JB Hunt Transport Services, Inc.	(3,051)	(228,611)
Kansas City Southern	(3,831)	(412,790)
Kirby Corp.*	(5,648)	(477,030)
Marten Transport Ltd.	(4,852)	(83,260)
Old Dominion Freight Line, Inc.*	(1)	(22)
Roadrunner Transportation Systems, Inc.*	(16,013)	(484,073)
Ryder System, Inc.	(4,081)	(252,369)
Saia, Inc.*	(9,766)	(292,394)
Student Transportation, Inc. (Canada)	(32,768)	(217,252)
Universal Truckload Services, Inc.	(6,690)	(184,443)
UTi Worldwide, Inc.	(34,609)	(571,048)
Wesco Aircraft Holdings, Inc.*	(20,818)	(407,408)

		(4,301,952)

TOTAL COMMON STOCK (Proceeds $78,255,656)		(84,116,454)

TOTAL SECURITES SOLD SHORT - (58.0)% (Proceeds $78,255,656)		(84,116,454)

See accompanying Notes to Quarterly Portfolio of Investments.

9

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

COMMON STOCKS — (Continued)
Transportation — (Continued)
OTHER ASSETS IN EXCESS OF LIABILITIES - 40.0%	$58,062,554

NET ASSETS - 100.0%	$145,022,102

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$159,513,735

Gross unrealized appreciation	12,784,290
Gross unrealized depreciation	(1,222,023)

Net unrealized appreciation	$11,562,267

SPDR Standard & Poor’s Depositary Receipts

See accompanying Notes to Quarterly Portfolio of Investments.

10

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

July 31, 2013

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 163.3%
COMMON STOCKS — 163.3%
Automobiles & Components — 4.7%
BorgWarner, Inc.*†	70	$6,680
Dana Holding Corp.†	13,166	287,677
Gentex Corp.†	15,863	358,187
Goodyear Tire & Rubber Co. (The)*†	18,737	346,634
Johnson Controls, Inc.†	6,522	262,250
Modine Manufacturing Co.*†	8,172	89,892
Tenneco, Inc.*	5,056	244,356
Visteon Corp.*†	2,113	139,183

		1,734,859

Capital Goods — 25.9%
AAON, Inc.	7,663	165,291
AAR Corp.†	8,731	211,639
Actuant Corp., Class A†	451	15,925
AECOM Technology Corp.*†	10,566	358,187
Aegion Corp.*	313	7,143
AGCO Corp.†	3,908	219,825
Albany International Corp., Class A	1,746	60,254
Altra Holdings, Inc.†	5,812	144,951
Babcock & Wilcox Co. (The)	461	14,079
Barnes Group, Inc.	4,639	153,087
Boeing Co. (The)†	280	29,428
Briggs & Stratton Corp.†	10,530	213,232
Carlisle Cos., Inc.†	2,613	177,005
CIRCOR International, Inc.†	2,046	107,456
Crane Co.†	3,615	220,154
Donaldson Co., Inc.†	6,006	217,718
Dover Corp.†	2,758	236,195
Emerson Electric Co.†	403	24,732
EnerSys, Inc.†	6,006	317,838
Fluor Corp.†	5,916	370,105
Foster Wheeler AG (Switzerland)*†	14,502	310,923
Generac Holdings, Inc.	7,171	310,863
Graco, Inc.	1,719	119,952
Granite Construction, Inc.†	7,732	233,893
Honeywell International, Inc.†	273	22,654
Hyster-Yale Materials Handling, Inc.†	121	7,866
IDEX Corp†	5,440	324,496
Illinois Tool Works, Inc.†	4,310	310,492
Jacobs Engineering Group, Inc.*	1,065	63,048
Joy Global, Inc.†	5,150	254,925
Kaydon Corp.†	11,198	325,639
L-3 Communications Holdings, Inc.†	3,174	295,658
Lincoln Electric Holdings, Inc.†	6,086	359,317
Lindsay Corp.†	4,897	367,765
Manitowoc Co., Inc. (The)	10,667	218,994

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Masco Corp.	2,208	$45,308
MRC Global, Inc.*†	14,983	401,844
Mueller Industries, Inc.	490	26,896
Nortek, Inc.*†	1,570	105,991
Northrop Grumman Corp.†	896	82,486
Oshkosh Corp.*	8,225	368,644
Pall Corp.†	1,746	122,150
Raytheon Co.†	1,453	104,384
Rexnord Corp.*†	1,195	22,669
Rockwell Automation, Inc.†	889	86,100
Sun Hydraulics Corp.†	1,170	36,796
Thermon Group Holdings, Inc.*	1,878	37,579
TransDigm Group, Inc.†	2,017	291,638
Tyco International, Ltd. (Switzerland)	6,521	226,996
Valmont Industries, Inc.†	3,246	453,271
Watsco, Inc.†	1,789	167,003
WW Grainger, Inc.†	1,097	287,568

		9,658,052

Commercial & Professional Services — 11.0%
Avery Dennison Corp.†	8,491	379,802
Brink’s Co. (The)†	10,120	270,508
Cintas Corp.†	3,650	173,412
Deluxe Corp.†	3,974	162,974
FTI Consulting, Inc.*†	5,364	199,863
G & K Services, Inc., Class A†	3,147	166,193
Huron Consulting Group, Inc.*	176	8,965
ICF International, Inc.*†	6,712	224,114
Iron Mountain, Inc.†	1,276	35,473
Manpowergroup, Inc.†	3,293	220,203
Mine Safety Appliances Co.†	4,895	260,071
Navigant Consulting, Inc.*†	14,736	197,757
Nielsen Holdings NV (Netherlands)	884	29,543
On Assignment, Inc.*	1,076	32,850
Pitney Bowes, Inc.†	18,810	310,553
Robert Half International, Inc.†	3,206	119,391
RR Donnelley & Sons Co.†	11,462	217,663
Tetra Tech, Inc.*†	3,134	73,962
Towers Watson & Co., Class A†	1,452	122,302
UniFirst Corp.†	2,383	233,582
United Stationers, Inc.†	4,000	165,560
Viad Corp.†	5,176	124,483
Waste Management, Inc.†	3,645	153,199
West Corp.†	10,864	238,573

		4,120,996

See accompanying Notes to Quarterly Portfolio of Investments.

11

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 12.9%
Brunswick Corp.	3,660	$138,165
Coach, Inc.†	7,462	396,456
Columbia Sportswear Co.†	4,681	302,018
Crocs, Inc.*†	21,792	297,897
Ethan Allen Interiors, Inc.†	9,566	290,519
G-III Apparel Group, Ltd.*†	7,146	367,733
Hanesbrands, Inc.†	5,624	356,899
Hasbro, Inc.†	7,108	326,968
La-Z-Boy, Inc.†	10,380	215,177
Leggett & Platt, Inc.	3,564	111,945
Mattel, Inc.	3,532	148,450
NIKE, Inc., Class B†	3,213	202,162
Ralph Lauren Corp.†	358	65,177
Smith & Wesson Holding Corp.*†	30,784	364,483
Steven Madden, Ltd.*†	3,980	204,652
Sturm Ruger & Co., Inc.†	7,107	361,533
Tupperware Brands Corp.†	2,991	252,081
VF Corp.	701	138,097
Whirlpool Corp.†	2,064	276,452

		4,816,864

Consumer Services — 6.0%
American Public Education, Inc.*†	1,342	53,022
Apollo Group, Inc., Class A*†	15,708	286,200
Bally Technologies, Inc.*†	1,468	105,226
Brinker International, Inc.†	491	19,714
Cracker Barrel Old Country Store, Inc.†	1,254	122,767
DeVry, Inc.†	9,078	273,066
Fossil Group, Inc.*†	1,155	126,934
International Game Technology†	15,091	278,731
International Speedway Corp., Class A	3,822	129,375
Interval Leisure Group, Inc.†	5,388	115,896
Quanta Services, Inc.*†	7,363	197,402
Regis Corp.	767	13,323
Service Corp. International†	1,306	24,775
Speedway Motorsports, Inc.†	803	14,831
Starwood Hotels & Resorts Worldwide, Inc.†	4,846	320,563
Vail Resorts, Inc.†	46	3,081
Weight Watchers International, Inc.†	2,909	138,032
Wynn Resorts, Ltd.†	114	15,177

		2,238,115

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 0.5%
Outerwall, Inc.*	3,489	$192,767

Food & Staples Retailing — 2.7%
CVS Caremark Corp.†	2,968	182,502
Kroger Co. (The)†	578	22,698
Safeway, Inc.†	16,108	415,425
SUPERVALU, Inc.*†	20,945	167,769
Wal-Mart Stores, Inc.†	2,705	210,828

		999,222

Food, Beverage & Tobacco — 11.1%
Altria Group, Inc.†	12,318	431,869
Archer-Daniels-Midland Co.†	1,810	66,011
Coca-Cola Bottling Co. Consolidated†	1,057	67,500
Cott Corp. (Canada)†	18,489	154,753
Darling International, Inc.*†	2,817	57,185
Dean Foods Co.*†	37,250	406,025
Dr Pepper Snapple Group, Inc.†	4,638	216,780
General Mills, Inc.†	3,104	161,408
Green Mountain Coffee Roasters, Inc.*†	569	43,915
Hillshire Brands Co.†	6,621	233,125
Ingredion, Inc.†	3,337	224,246
Kraft Foods Group, Inc.†	6,041	341,800
Lorillard, Inc.†	8,412	357,762
Mead Johnson Nutrition Co.†	633	46,108
PepsiCo, Inc.†	4,474	373,758
Pinnacle Foods, Inc.†	8,907	226,861
Reynolds American, Inc.†	5,841	288,721
Universal Corp.†	5,842	358,115
Vector Group, Ltd.†	5,340	88,911

		4,144,853

Health Care Equipment & Services — 17.1%
AMN Healthcare Services, Inc.*	3,053	45,123
Becton Dickinson & Co.†	2,585	268,116
Bio-Reference Labs, Inc.*†	7,046	188,480
CareFusion Corp.*†	8,442	325,608
Chemed Corp.†	5,546	391,492
CONMED Corp.†	888	29,126
Corvel Corp.*†	3,141	106,448
Covidien PLC (Ireland)†	5,892	363,124
DaVita HealthCare Partners, Inc.*†	1,690	196,733
Ensign Group, Inc. (The)†	1,874	71,662
Express Scripts Holding Co.*	4,089	268,034

See accompanying Notes to Quarterly Portfolio of Investments.

12

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
HCA Holdings, Inc.†	10,333	$402,987
Intuitive Surgical, Inc.*†	309	119,892
IPC The Hospitalist Co., Inc.*†	1,566	78,880
Kindred Healthcare, Inc.*†	11,936	183,337
Masimo Corp.†	5,018	116,869
McKesson Corp.	2,547	312,415
MEDNAX, Inc.*†	2,953	287,681
Medtronic, Inc.†	5,865	323,983
Meridian Bioscience, Inc.†	4,384	108,416
National Healthcare Corp.†	754	36,215
Omnicare, Inc.†	7,100	374,809
Owens & Minor, Inc.†	523	18,807
Patterson Cos., Inc.†	1,259	51,481
Quest Diagnostics, Inc.†	2,109	122,976
ResMed, Inc.†	5,807	276,704
Select Medical Holdings Corp.†	32,438	290,969
Sirona Dental Systems, Inc.*†	501	35,371
STERIS Corp.†	3,436	154,689
Stryker Corp.†	2,254	158,817
Tenet Healthcare Corp.*†	4,997	223,116
Universal Health Services, Inc., Class B†	5,870	410,606
Varian Medical Systems, Inc.*	562	40,745

		6,383,711

Household & Personal Products — 3.6%
Clorox Co. (The)†	774	66,518
Colgate-Palmolive Co.†	2,999	179,550
Energizer Holdings, Inc.†	4,246	432,243
Inter Parfums, Inc.†	8,237	271,656
Kimberly-Clark Corp.†	4,009	396,090

		1,346,057

Media — 5.4%
Arbitron, Inc.†	6,686	307,289
Belo Corp., Class A	2,948	42,038
CBS Corp., Class B, non-voting shares†	4,416	233,341
Comcast Corp., Class A	227	10,233
Cumulus Media, Inc., Class A*†	30,582	130,891
DIRECTV*†	2,932	185,508
Harte-Hanks, Inc.†	11,260	107,646
National CineMedia, Inc.†	2,633	47,684
New York Times Co. (The), Class A*†	9,118	111,057
Regal Entertainment Group, Class A†	17,437	328,687
Starz, Class A*†	11,943	269,554

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Twenty-First Century Fox, Inc.†	7,610	$227,387

		2,001,315

Pharmaceuticals, Biotechnology & Life Sciences — 6.4%
AbbVie, Inc.†	970	44,116
Allergan, Inc.†	3,607	328,670
Charles River Laboratories International, Inc.*†	870	39,620
Endo Health Solutions, Inc.*†	5,067	194,877
Mylan, Inc.*†	1,617	54,267
Myriad Genetics, Inc.*†	8,528	253,026
PAREXEL International Corp.*†	7,405	366,177
PDL BioPharma, Inc.†	26,469	214,928
Questcor Pharmaceuticals, Inc.†	40	2,673
Salix Pharmaceuticals, Ltd.*†	2,156	159,328
Techne Corp.	1,301	95,936
United Therapeutics Corp.*†	5,580	417,607
Warner Chilcott PLC, Class A (Ireland)†	7,088	151,045
Zoetis, Inc.	2,049	61,081

		2,383,351

Retailing — 11.2%
Abercrombie & Fitch Co., Class A†	4,334	216,137
American Eagle Outfitters, Inc.†	14,067	276,276
AutoZone, Inc.*†	86	38,578
Brown Shoe Co., Inc.†	6,602	156,930
Chico’s FAS, Inc.†	18,252	312,657
Dillard’s, Inc., Class A†	4,753	401,296
Foot Locker, Inc.†	9,045	326,796
Francesca’s Holdings Corp.*	151	3,754
Group 1 Automotive, Inc.†	4,001	291,233
Home Depot, Inc. (The)†	3,534	279,292
Jos A Bank Clothiers, Inc.*†	5,277	215,618
Lithia Motors, Inc., Class A†	712	46,451
Lumber Liquidators Holdings, Inc.*†	738	71,453
Macy’s, Inc.†	7,757	374,973
Men’s Wearhouse, Inc. (The)†	8,350	333,416
OfficeMax, Inc.†	13,514	153,924
PetSmart, Inc.†	3,296	241,333
Ross Stores, Inc.†	655	44,193
Staples, Inc.†	16,101	274,039
Tiffany & Co.†	832	66,152
Urban Outfitters, Inc.*†	1,050	44,688

		4,169,189

See accompanying Notes to Quarterly Portfolio of Investments.

13

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 6.0%
Broadcom Corp., Class A†	9,323	$257,035
Cabot Microelectronics Corp.*†	6,326	233,935
Cirrus Logic, Inc.*†	20,641	397,958
Entegris, Inc.*†	9,367	89,268
First Solar, Inc.*†	6,818	335,718
Intel Corp.†	749	17,452
M/A-Com Technology Solutions Holdings, Inc.*	203	3,254
Maxim Integrated Products, Inc.	6,888	196,997
NVIDIA Corp.†	33,050	476,912
PDF Solutions, Inc.*	1,432	29,385
Semtech Corp.*†	7,025	212,506

		2,250,420

Software & Services — 17.0%
Accenture PLC, Class A (Ireland)†	3,261	240,694
BMC Software, Inc.*†	5,726	263,224
Booz Allen Hamilton Holding Corp.†	20,971	448,360
Broadridge Financial Solutions, Inc.†	4,751	137,494
CA, Inc.†	3,080	91,599
CACI International, Inc., Class A*†	5,347	355,041
Computer Sciences Corp.†	3,661	174,483
CoreLogic, Inc.*†	12,226	341,105
DST Systems, Inc.†	3,010	210,790
ExlService Holdings, Inc.*	2,443	68,404
Fidelity National Information Services, Inc.†	3,358	144,931
Forrester Research, Inc.†	1,646	57,742
Genpact, Ltd. (Bermuda)†	7,047	143,688
Global Payments, Inc.	2,061	95,445
iGATE Corp.*†	7,777	181,282
International Business Machines Corp.†	1,286	250,821
Intuit, Inc.†	3,433	219,437
Jack Henry & Associates, Inc.†	1,233	59,554
Lender Processing Services, Inc.†	10,187	332,911
Liquidity Services, Inc.*†	14,256	406,296
ManTech International Corp., Class A†	2,328	68,769
Microsoft Corp.†	8,438	268,582
Oracle Corp.†	13,581	439,345
Paychex, Inc.†	991	39,085
PTC, Inc.*	1,800	48,744
Rovi Corp.*†	6,405	144,305
SAIC, Inc.†	1,524	23,302

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Syntel, Inc.†	2,100	$150,738
United Rentals, Inc.*†	2,333	133,728
ValueClick, Inc.*†	6,796	166,094
VeriSign, Inc.*†	6,604	315,935
Western Union Co. (The)†	6,897	123,870
Zynga, Inc., Class A*	66,438	197,985

		6,343,783

Technology Hardware & Equipment — 18.5%
Aeroflex Holding Corp.*	900	6,768
Anixter International, Inc.*†	2,798	232,346
Apple, Inc.†	945	427,612
Avnet, Inc.*†	8,945	336,958
AVX Corp.	3,677	47,029
Badger Meter, Inc.†	1,002	47,735
Benchmark Electronics, Inc.*†	12,065	266,878
Brocade Communications Systems, Inc.*†	22,911	152,587
Cisco Systems, Inc.†	5,358	136,897
EMC Corp.†	6,714	175,571
F5 Networks, Inc.*†	221	19,395
FARO Technologies, Inc.*	5,686	208,847
FLIR Systems, Inc.	8,474	275,151
Harris Corp.†	3,168	180,798
Hewlett-Packard Co.†	18,268	469,122
Insight Enterprises, Inc.*†	3,084	65,967
InterDigital, Inc.†	182	7,231
Jabil Circuit, Inc.†	18,581	427,177
Loral Space & Communications, Inc.†	3,424	213,966
Molex, Inc.†	11,389	339,734
NETGEAR, Inc.*†	4,475	133,400
Newport Corp.*	405	5,933
QUALCOMM, Inc.†	5,536	357,349
Rofin-Sinar Technologies, Inc.*†	5,893	136,187
SanDisk Corp.*†	8,047	443,551
Sanmina Corp.*†	20,458	336,739
ScanSource, Inc.*†	6,945	247,311
Seagate Technology PLC (Ireland)†	2,250	92,048
SYNNEX Corp.*	92	4,556
TE Connectivity, Ltd. (Switzerland)†	8,059	411,331
Vishay Intertechnology, Inc.*†	1,777	25,571
Western Digital Corp.	202	13,005
Xerox Corp.†	36,022	349,413
Zebra Technologies Corp., Class A*†	6,276	289,763

		6,883,926

See accompanying Notes to Quarterly Portfolio of Investments.

14

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 0.4%
Atlantic Tele-Network, Inc.†	5	$255
CenturyLink, Inc.†	1,506	53,990
Comverse, Inc.*†	2,637	82,591
Frontier Communications Corp.†	6,858	29,901

		166,737

Transportation — 2.9%
CSX Corp.†	14,956	371,058
Forward Air Corp.	1	37
Knight Transportation, Inc.†	21,935	372,237
Union Pacific Corp.†	769	121,956
United Parcel Service, Inc., Class B†	609	52,861
Werner Enterprises, Inc.†	6,449	155,163

		1,073,312

TOTAL COMMON STOCKS (Cost $60,281,093)		60,907,529

TOTAL LONG POSITIONS - 163.3% (Cost $60,281,093)**		60,907,529

SHORT POSITIONS - (64.3)%
COMMON STOCKS — (64.3)%
Automobiles & Components — (1.5)%
Allison Transmission Holdings, Inc.	(182)	(4,324)
American Axle & Manufacturing Holdings, Inc.*	(6,789)	(132,046)
Dorman Products, Inc.	(507)	(23,870)
Drew Industries, Inc.	(1,475)	(60,224)
Federal-Mogul Corp.*	(1,221)	(19,023)
Gentherm, Inc.*	(4,214)	(85,966)
Remy International, Inc.	(2,433)	(50,582)
Thor Industries, Inc.	(341)	(18,431)
WABCO Holdings, Inc.*	(333)	(26,327)
Winnebago Industries, Inc.*	(5,489)	(131,297)

		(552,090)

Capital Goods — (11.0)%
Acuity Brands, Inc.	(890)	(76,986)
American Railcar Industries, Inc.	(2,189)	(78,651)
AMETEK, Inc.	(1,513)	(70,022)
Applied Industrial Technologies, Inc.	(2,089)	(108,962)
Armstrong World Industries, Inc.*	(1,277)	(63,952)
Astec Industries, Inc.	(758)	(26,530)
AZZ, Inc.	(4,689)	(177,385)
Beacon Roofing Supply, Inc.*	(3,839)	(156,593)
Blount International, Inc.*	(866)	(11,414)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Chart Industries, Inc.*	(852)	$(96,872)
Cummins, Inc.	(484)	(58,656)
DXP Enterprises, Inc.*	(2,254)	(155,527)
Eaton Corp. PLC (Ireland)	(2,210)	(152,380)
Encore Wire Corp.	(2,976)	(124,129)
EnPro Industries, Inc.*	(386)	(21,936)
ESCO Technologies, Inc.	(3,890)	(134,711)
Fastenal Co.	(732)	(35,875)
Fortune Brands Home & Security, Inc.	(3,190)	(131,779)
Franklin Electric Co., Inc.	(3,815)	(142,147)
General Cable Corp.	(3,586)	(113,031)
Gorman-Rupp Co. (The)	(689)	(23,929)
GrafTech International Ltd.*	(14,725)	(110,733)
Griffon Corp.	(1,236)	(14,708)
Harsco Corp.	(4,012)	(103,349)
Hubbell, Inc., Class B	(489)	(52,494)
II-VI, Inc.*	(1,519)	(26,856)
ITT Corp.	(2,364)	(73,851)
Kaman Corp	(1,583)	(59,932)
Middleby Corp.*	(490)	(87,681)
MSC Industrial Direct Co., Inc., Class A	(807)	(65,327)
NCI Building Systems, Inc.*	(7,888)	(111,852)
Nordson Corp.	(573)	(41,348)
Owens Corning*	(288)	(11,373)
Pentair, Ltd., Registered Shares (Switzerland)	(2,529)	(154,471)
Powell Industries, Inc.*	(2,143)	(105,436)
Proto Labs, Inc.*	(2,244)	(151,851)
Raven Industries, Inc.	(2,987)	(91,581)
RBC Bearings, Inc.*	(1,553)	(85,198)
Roper Industries, Inc.	(275)	(34,639)
Rush Enterprises, Inc., Class A*	(5,165)	(128,712)
Simpson Manufacturing Co., Inc.	(1,399)	(46,195)
Standex International Corp.	(1,357)	(80,104)
Textainer Group Holdings Ltd., (Bermuda)	(3,683)	(130,341)
Timken Co.	(867)	(50,650)
Toro Co. (The)	(116)	(5,716)
Trimas Corp.*	(2,113)	(78,244)
Universal Forest Products, Inc.	(1,221)	(50,366)
Wabtec Corp.	(573)	(33,268)
Watts Water Technologies, Inc., Class A	(1,040)	(54,371)

See accompanying Notes to Quarterly Portfolio of Investments.

15

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
WESCO International, Inc.*	(194)	$(14,701)
Woodward, Inc.	(2,055)	(84,090)
Xylem, Inc.	(788)	(19,645)

		(4,120,550)

Commercial & Professional Services — (5.4)%
Acacia Research Corp.	(7,257)	(165,606)
ACCO Brands Corp.*	(10,224)	(67,582)
Advisory Board Co. (The)*	(2,265)	(132,934)
Clean Harbors, Inc.*	(1,764)	(99,560)
Copart, Inc.*	(2,154)	(70,027)
Corporate Executive Board Co. (The)	(1,783)	(120,228)
Covanta Holding Corp.	(7,518)	(156,450)
Exponent, Inc.	(1,364)	(90,188)
Healthcare Services Group, Inc.	(2,423)	(59,630)
Herman Miller, Inc.	(1,209)	(33,985)
HMS Holdings Corp.*	(1,485)	(35,922)
HNI Corp.	(2,162)	(82,394)
IHS, Inc., Class A*	(1,016)	(111,536)
InnerWorkings, Inc.*	(7,769)	(90,742)
Interface, Inc.	(914)	(17,357)
Korn/Ferry International*	(3,402)	(66,441)
Rollins, Inc.	(129)	(3,290)
RPX Corp.*	(1,679)	(29,282)
Steelcase, Inc., Class A	(3,987)	(60,762)
Stericycle, Inc.*	(525)	(60,868)
Sykes Enterprises, Inc.*	(3,676)	(64,551)
Team, Inc.*	(1,789)	(70,111)
TrueBlue, Inc.*	(3,474)	(92,756)
WageWorks, Inc.*	(2,795)	(94,387)
Waste Connections, Inc.	(3,197)	(138,302)

		(2,014,891)

Consumer Durables & Apparel — (4.2)%
American Greetings Corp., Class A	(212)	(4,036)
Deckers Outdoor Corp.*	(1,389)	(76,159)
Harman International Industries, Inc.	(2,566)	(155,320)
Iconix Brand Group, Inc.*	(4,004)	(131,491)
iRobot Corp.*	(2,341)	(81,841)
Jones Group, Inc. (The)	(7,216)	(118,487)
Mohawk Industries, Inc.*	(235)	(27,963)
Movado Group, Inc.	(1,238)	(45,162)
Newell Rubbermaid, Inc.	(418)	(11,294)
Oxford Industries, Inc.	(1,926)	(130,332)
Polaris Industries, Inc.	(906)	(101,599)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
PVH Corp.	(1,308)	$(172,381)
Quiksilver, Inc.*	(26,416)	(166,949)
Skechers U.S.A., Inc., Class A*	(689)	(18,796)
Tempur-Pedic International, Inc.*	(4,159)	(164,904)
Under Armour, Inc., Class A*	(755)	(50,683)
Vera Bradley, Inc.*	(1,229)	(29,791)
Wolverine World Wide, Inc.	(1,571)	(90,348)

		(1,577,536)

Consumer Services — (6.4)%
AFC Enterprises, Inc.*	(2,394)	(88,100)
Ascent Capital Group, Inc., Class A*	(889)	(69,084)
BJ’s Restaurants, Inc.*	(484)	(17,250)
Bob Evans Farms, Inc.	(2,945)	(149,665)
Boyd Gaming Corp.*	(5,218)	(69,452)
Buffalo Wild Wings, Inc.*	(869)	(90,011)
Burger King Worldwide, Inc.	(1,931)	(37,056)
Carnival Corp. (Panama)	(2,142)	(79,318)
Churchill Downs, Inc.	(900)	(73,089)
Chuy’s Holdings, Inc.*	(2,352)	(83,002)
Darden Restaurants, Inc.	(1,406)	(68,964)
Fiesta Restaurant Group, Inc.*	(3)	(95)
Grand Canyon Education, Inc.*	(218)	(7,373)
Hillenbrand, Inc.	(5,565)	(137,956)
Hyatt Hotels Corp., Class A*	(1,731)	(78,328)
K12, Inc.*	(3,413)	(106,144)
Krispy Kreme Doughnuts, Inc.*	(4,275)	(89,860)
Life Time Fitness, Inc.*	(2,466)	(131,413)
LifeLock, Inc.*	(4,907)	(55,793)
Multimedia Games Holding Co., Inc.*	(1,046)	(36,600)
Orient-Express Hotels Ltd., Class A (Bermuda)	(7,921)	(99,092)
Papa John’s International, Inc.*	(367)	(24,538)
Penn National Gaming, Inc.*	(1,390)	(69,486)
Pinnacle Entertainment, Inc.*	(5,745)	(122,081)
Red Robin Gourmet Burgers, Inc.*	(1,292)	(73,489)
Royal Caribbean Cruises Ltd. (Liberia)	(2,424)	(92,330)
SHFL Entertainment, Inc.*	(3,739)	(85,062)
Starbucks Corp.	(859)	(61,195)
Stewart Enterprises, Inc., Class A	(1,741)	(22,877)
Wendy’s Co. (The)	(5,561)	(39,539)
WMS Industries, Inc.*	(6,011)	(154,783)
Yum! Brands, Inc.	(994)	(72,482)

		(2,385,507)

See accompanying Notes to Quarterly Portfolio of Investments.

16

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (2.7)%
Casey’s General Stores, Inc.	(2,496)	$(165,310)
Costco Wholesale Corp.	(495)	(58,059)
Fairway Group Holdings Corp.*	(5,078)	(127,305)
Fresh Market, Inc. (The)*	(844)	(44,546)
Harris Teeter Supermarkets, Inc.	(452)	(22,229)
Ingles Markets, Inc., Class A	(2,756)	(78,436)
Natural Grocers By Vitamin Cottage, Inc.*	(3,026)	(108,452)
Pricesmart, Inc.	(813)	(74,007)
Susser Holdings Corp.*	(3,005)	(155,419)
United Natural Foods, Inc.*	(331)	(19,397)
Weis Markets, Inc.	(1,842)	(92,505)
Whole Foods Market, Inc.	(1,058)	(58,804)

		(1,004,469)

Food, Beverage & Tobacco — (5.0)%
Annie’s, Inc.*	(942)	(38,914)
B&G Foods, Inc.	(4,018)	(139,987)
Beam, Inc.	(55)	(3,574)
Boston Beer Co., Inc. (The), Class A*	(888)	(158,934)
Boulder Brands, Inc.*	(11,785)	(152,144)
Brown-Forman Corp., Class B	(746)	(54,092)
Campbell Soup Co.	(1,986)	(92,945)
ConAgra Foods, Inc.	(1,900)	(68,799)
Flowers Foods, Inc.	(869)	(19,952)
Fresh del Monte Produce, Inc., (Cayman Islands)	(5,160)	(144,944)
Hain Celestial Group, Inc. (The)*	(2,336)	(170,435)
Hormel Foods Corp.	(1,776)	(75,214)
J&J Snack Foods Corp.	(415)	(33,067)
Kellogg Co.	(965)	(63,922)
McCormick & Co., Inc., Non-Voting Shares	(171)	(12,245)
Mondelez International, Inc., Class A	(1,818)	(56,849)
Monster Beverage Corp.*	(1,752)	(106,854)
National Beverage Corp.	(967)	(17,193)
Post Holdings, Inc.*	(877)	(40,684)
Smithfield Foods, Inc.*	(4,218)	(140,038)
Snyders-Lance, Inc.	(837)	(26,491)
SunOpta, Inc. (Canada)*	(12,152)	(98,188)
TreeHouse Foods, Inc.*	(77)	(5,466)
Tyson Foods, Inc., Class A	(1,788)	(49,385)
WhiteWave Foods Co., Class A*	(5,822)	(108,813)

		(1,879,129)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (6.2)%
Acadia Healthcare Co., Inc.*	(1,735)	$(63,970)
Air Methods Corp.	(883)	(29,660)
Align Technology, Inc.*	(380)	(16,355)
Allscripts Healthcare Solutions, Inc.*	(9,616)	(152,029)
Amsurg Corp.*	(1,157)	(45,250)
athenahealth, Inc.*	(1,455)	(162,887)
BioScrip, Inc.*	(7,111)	(115,554)
Brookdale Senior Living, Inc.*	(1,124)	(32,731)
Capital Senior Living Corp.*	(3,942)	(90,824)
Cerner Corp.*	(643)	(31,507)
Computer Programs & Systems, Inc.	(506)	(28,204)
Cooper Cos., Inc. (The)	(563)	(71,698)
Emeritus Corp.*	(1,024)	(23,747)
Haemonetics Corp.*	(3,768)	(159,085)
Hanger, Inc.*	(815)	(30,090)
HealthStream, Inc.*	(2,805)	(88,358)
Healthways, Inc.*	(4,896)	(84,015)
Henry Schein, Inc.*	(709)	(73,615)
ICU Medical, Inc.*	(766)	(54,915)
LifePoint Hospitals, Inc.*	(2,845)	(139,860)
MedAssets, Inc.*	(823)	(17,917)
Medidata Solutions, Inc.*	(996)	(92,160)
Neogen Corp.*	(1,059)	(59,812)
Omnicell, Inc.*	(7,166)	(151,203)
Quality Systems, Inc.	(1,322)	(30,234)
Quidel Corp.*	(4,692)	(125,605)
Spectranetics Corp.*	(8,099)	(145,944)
Vanguard Health Systems, Inc.*	(3,986)	(83,347)
West Pharmaceutical Services, Inc.	(1,512)	(111,525)

		(2,312,101)

Household & Personal Products — (0.9)%
Church & Dwight Co., Inc.	(1,605)	(102,238)
Elizabeth Arden, Inc.*	(2,748)	(112,833)
Spectrum Brands Holdings, Inc.	(1,676)	(94,560)
WD-40 Co.	(150)	(8,626)

		(318,257)

Media — (1.5)%
Cablevision Systems Corp., Class A	(3,409)	(63,714)
Charter Communications, Inc., Class A*	(262)	(32,944)
Discovery Communications, Inc., Class A*	(707)	(56,362)
Interpublic Group of Cos, Inc. (The)	(2,335)	(38,411)
Lamar Advertising Co., Class A*	(450)	(19,498)

See accompanying Notes to Quarterly Portfolio of Investments.

17

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Lin Media, LLC	(4,690)	$(75,744)
Nexstar Broadcasting Group, Inc., Class A	(4,257)	(153,422)
Scholastic Corp.	(1,281)	(39,070)
Sinclair Broadcast Group, Inc., Class A	(2,731)	(77,042)
Sirius XM Radio, Inc.	(1,128)	(4,207)

		(560,414)

Pharmaceuticals, Biotechnology & Life Sciences — (1.4)%
Bio-Rad Laboratories, Inc., Class A*	(120)	(14,639)
Bruker Corp.*	(4,282)	(76,733)
Covance, Inc.*	(1,010)	(83,325)
Illumina, Inc.*	(1,195)	(95,385)
Luminex Corp.*	(5,801)	(115,498)
PerkinElmer, Inc.	(2,307)	(78,646)
Thermo Fisher Scientific, Inc.	(535)	(48,744)

		(512,970)

Retailing — (8.6)%
Aeropostale, Inc.*	(10,757)	(162,753)
Amazon.com, Inc.*	(458)	(137,959)
ANN, Inc.*	(2,869)	(97,230)
Asbury Automotive Group, Inc.*	(2,872)	(140,268)
Ascena Retail Group, Inc.*	(7,491)	(143,003)
Barnes & Noble, Inc.*	(2,846)	(50,801)
Big Lots, Inc.*	(258)	(9,322)
Core-Mark Holding Co., Inc.	(1,743)	(109,199)
Dick’s Sporting Goods, Inc.	(27)	(1,388)
Dollar General Corp.*	(477)	(26,078)
Dollar Tree, Inc.*	(153)	(8,208)
Expedia, Inc.	(316)	(14,893)
Family Dollar Stores, Inc.	(1,729)	(118,886)
Finish Line, Inc. (The), Class A	(5,841)	(130,021)
Five Below, Inc.*	(302)	(11,736)
GameStop Corp., Class A	(410)	(20,115)
Genesco, Inc.*	(151)	(10,627)
Groupon, Inc.*	(8,975)	(79,518)
Hibbett Sports, Inc.*	(527)	(30,909)
LKQ Corp.*	(2,307)	(60,143)
Monro Muffler Brake, Inc.	(2,011)	(86,493)
Netflix, Inc.*	(316)	(77,174)
Orbitz Worldwide, Inc.*	(8,158)	(75,135)
Penske Automotive Group, Inc.	(1,201)	(44,653)
Pep Boys-Manny Moe & Jack (The)*	(4,538)	(56,498)
Pool Corp.	(1,769)	(93,368)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
priceline.com, Inc.*	(24)	$(21,016)
Restoration Hardware Holdings, Inc.* .	(981)	(65,550)
rue21, Inc.*	(3,340)	(139,545)
Saks, Inc.*	(5,941)	(95,175)
Sears Hometown and Outlet Stores, Inc.*	(2,424)	(105,614)
Select Comfort Corp.	(4,574)	(104,516)
Shutterfly, Inc.*	(1,838)	(98,498)
Sonic Automotive, Inc., Class A	(2,811)	(62,236)
Stage Stores, Inc.	(6,371)	(159,020)
Stein Mart, Inc.	(487)	(6,803)
Tile Shop Holdings, Inc.*	(5,008)	(142,377)
Tractor Supply Co.	(419)	(50,753)
TripAdvisor, Inc.*	(1,646)	(123,483)
Ulta Salon Cosmetics & Fragrance, Inc.*	(934)	(94,241)
Vitamin Shoppe, Inc.*	(1,312)	(63,015)
Williams-Sonoma, Inc.	(1,148)	(67,571)
Zumiez, Inc.*	(406)	(11,192)

		(3,206,983)

Software & Services — (3.1)%
Acxiom Corp.*	(105)	(2,706)
CommVault Systems, Inc.*	(1,402)	(118,371)
CSG Systems International, Inc.	(267)	(6,323)
EPAM Systems, Inc.*	(4,985)	(144,316)
FleetCor Technologies, Inc.*	(359)	(32,227)
Fortinet, Inc.*	(4,934)	(104,848)
Gartner, Inc.*	(993)	(59,590)
MAXIMUS, Inc.	(2,182)	(82,065)
Red Hat, Inc.*	(1,015)	(52,547)
Sourcefire, Inc.*	(2,082)	(157,045)
Symantec Corp.	(500)	(13,340)
TeleTech Holdings, Inc.*	(271)	(6,789)
Teradata Corp.*	(837)	(49,483)
VeriFone Systems, Inc.*	(7,631)	(145,523)
Virtusa Corp.*	(5,214)	(134,417)
VMware, Inc., Class A*	(544)	(44,711)

		(1,154,301)

Technology Hardware & Equipment — (3.2)%
Cognex Corp.	(526)	(27,936)
Coherent, Inc.	(597)	(33,838)
Dolby Laboratories, Inc., Class A	(906)	(29,798)
InvenSense, Inc.*	(8,965)	(158,501)
IPG Photonics Corp.	(98)	(5,968)

See accompanying Notes to Quarterly Portfolio of Investments.

18

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Itron, Inc.*	(611)	$(26,346)
Methode Electronics, Inc.	(7,046)	(133,099)
MTS Systems Corp.	(1,813)	(114,310)
National Instruments Corp.	(5,707)	(160,880)
OSI Systems, Inc.*	(2,334)	(164,290)
Park Electrochemical Corp.	(54)	(1,469)
Tech Data Corp.*	(2,597)	(133,330)
Trimble Navigation Ltd.*	(945)	(26,970)
TTM Technologies, Inc.*	(1,347)	(12,446)
Universal Display Corp.*	(5,444)	(157,604)

		(1,186,785)

Transportation — (3.2)%
Atlas Air Worldwide Holdings, Inc.*	(1,317)	(58,791)
CH Robinson Worldwide, Inc.	(146)	(8,705)
Con-Way, Inc.	(377)	(15,627)
Genesee & Wyoming, Inc., Class A*	(1,044)	(93,605)
Heartland Express, Inc.	(1,052)	(15,485)
JB Hunt Transport Services, Inc.	(1,013)	(75,903)
Kansas City Southern	(1,269)	(136,735)
Kirby Corp.*	(1,536)	(129,731)
Marten Transport Ltd.	(1,992)	(34,183)
Roadrunner Transportation Systems, Inc.*	(4,442)	(134,282)
Ryder System, Inc.	(1,443)	(89,235)
Saia, Inc.*	(3,752)	(112,335)
Universal Truckload Services, Inc.*	(448)	(12,351)
UTi Worldwide, Inc. (British Virgin Islands)	(10,647)	(175,676)
Wesco Aircraft Holdings, Inc.*	(5,691)	(111,373)

		(1,204,017)

TOTAL COMMON STOCK (Proceeds $23,733,259)		(23,990,000)

TOTAL SECURITES SOLD SHORT - (64.3)% (Proceeds $23,733,259)		(23,990,000)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		375,550

NET ASSETS - 100.0%		$37,293,079

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$60,281,093

Gross unrealized appreciation	927,885
Gross unrealized depreciation	(301,449)

Net unrealized appreciation	$626,436

See accompanying Notes to Quarterly Portfolio of Investments.

19

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2013

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Absolute Return Fund and Gotham Enhanced Return Fund each a “Fund” and collectively the “Funds”. The Funds’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Funds’ bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund’s investments carried at fair value:

Gotham Absolute Return Fund

Assets	Total Value at 07/31/13	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities *	$170,911,053	$170,911,053	$—	$—
Exchange Traded Funds	164,949	164,949	—	—

Total Assets	$171,076,002	$171,076,002	$—	$—

Liabilities	Total Value at 07/31/13	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Sold Short *	$(84,116,454)	$(84,116,454)	$—	$—

Total Liabilities	$(84,116,454)	$(84,116,454)	$—	$—

Gotham Enhanced Return Fund

Assets	Total Value at 07/31/13	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities *	$60,907,529	$60,907,529	$—	$—

Total Assets	$60,907,529	$60,907,529	$—	$—

Liabilities	Total Value at 07/31/13	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Sold Short *	$(23,990,000)	$(23,990,000)	$—	$—

Total Liabilities	$(23,990,000)	$(23,990,000)	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

21

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Funds.

Short Sales — When the investment adviser believes that a security is overvalued, the Gotham Absolute Return Fund and Gotham Enhanced Return Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

22

HEITMAN REIT FUND

Portfolio of Investments

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Real Estate Operation/Development — 0.8%
Brookfield Office Properties	11,975	$202,737
Forest City Enterprises, Cl A*	12,200	213,744

		416,481

REITs-Apartments — 17.5%
American Campus Communities	7,825	300,558
Apartment Investment & Management, Cl A	20,475	601,555
AvalonBay Communities	17,862	2,417,443
Camden Property Trust	20,375	1,437,252
Equity Residential	41,607	2,329,992
Essex Property Trust	3,975	641,128
UDR	48,200	1,206,928

		8,934,856

REITs-Diversified — 6.9%
Cousins Properties	64,325	659,331
National Health Investors	8,300	519,497
PS Business Parks	6,250	457,938
Vornado Realty Trust	22,351	1,895,588

		3,532,354

REITs-Health Care — 13.1%
HCP	64,050	2,809,873
Health Care REIT	28,942	1,866,470
Healthcare Trust of America*	37,475	410,351
Ventas	23,975	1,576,117

		6,662,811

REITs-Hotels — 6.0%
Chesapeake Lodging Trust	18,872	432,358
Host Hotels & Resorts	29,450	525,977
Pebblebrook Hotel Trust	25,275	673,579
RLJ Lodging Trust	32,625	790,178
Strategic Hotels & Resorts*	17,400	154,164
Sunstone Hotel Investors*	37,050	479,427

		3,055,683

REITs-Office Property — 15.4%
Boston Properties	20,285	2,169,481
CommonWealth REIT	11,600	267,612
Corporate Office Properties Trust	7,725	196,833
Digital Realty Trust	39,000	2,156,310
Duke Realty Corp.	65,475	1,078,373
Highwoods Properties	23,925	867,999
SL Green Realty	12,425	1,126,326

		7,862,934

	Number of Shares	Value
COMMON STOCKS — (Continued)
REITs-Regional Malls — 19.2%
General Growth Properties	85,525	$1,773,788
Pennsylvania Real Estate Investment Trust	34,900	722,430
Simon Property Group	39,887	6,384,313
Taubman Centers	12,400	907,928

		9,788,459

REITs-Shopping Centers — 8.2%
Acadia Realty Trust	21,450	552,981
DDR Corp.	101,250	1,729,350
Equity One	34,375	795,437
Regency Centers	21,375	1,127,104

		4,204,872

REITs-Storage — 6.7%
Public Storage	17,848	2,841,759
Sovran Self Storage	8,725	602,898

		3,444,657

REITs-Warehouse/Industrial — 5.6%
DCT Industrial Trust	61,175	459,424
Prologis	62,397	2,393,549

		2,852,973

TOTAL COMMON STOCKS (Cost $35,365,443)		50,756,080

See accompanying Notes to Quarterly Portfolio of Investments.

1

HEITMAN REIT FUND

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

	Number of Shares	Value
REGISTERED INVESTMENT COMPANY — 0.8%
Dreyfus Government Cash Management Fund, Institutional Class, 0.01%(a)	428,343	$428,343

TOTAL REGISTERED INVESTMENT COMPANY (Cost $ 428,343)		428,343

TOTAL INVESTMENTS - 100.2% (Cost $ 35,793,786)**		51,184,423

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(127,071)

NET ASSETS - 100.0%		$51,057,352

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$35,793,786

Gross unrealized appreciation	15,951,939
Gross unrealized depreciation	(561,302)

Net unrealized appreciation	$15,390,637

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2013.

Cl	Class
REITs	Real Estate Investment Trust

See accompanying Notes to Quarterly Portfolio of Investments.

2

HEITMAN REIT FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2013

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Heitman REIT Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements–The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$50,756,080	$50,756,080	$—	$—
Registered Investment Company	428,343	428,343	—	—

Total Investments	$51,184,423	$51,184,423	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

3

HEITMAN REIT FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

LATEEF FUND

Portfolio of Investments

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 91.5%
Banks — 3.7%
Wells Fargo & Co.	620,000	$26,970,000

Commercial Services — 11.2%
MasterCard, Inc., Class A	46,700	28,515,487
Robert Half International, Inc.	1,400,009	52,136,335

		80,651,822

Computers — 5.7%
EMC Corp.	1,576,477	41,224,874

Consumer, Non-cyclical — 11.4%
Express Scripts Holding Co.*	519,884	34,078,396
Hospira, Inc.*	1,197,364	48,732,715

		82,811,111

Diversified Financial Services — 8.9%
Affiliated Managers Group, Inc.*	177,116	31,942,871
T. Rowe Price Group, Inc.	430,104	32,361,025

		64,303,896

Electronics — 9.6%
AMETEK, Inc.	750,000	34,710,000
Waters Corp.*	342,591	34,581,136

		69,291,136

Hand/Machine Tools — 8.3%
Stanley Black & Decker, Inc.	712,561	60,296,912

Lodging — 13.1%
Starwood Hotels & Resorts
Worldwide, Inc.	712,808	47,152,249
Wynn Resorts, Ltd.	360,200	47,953,426

		95,105,675

	Number of Shares	Value
COMMON STOCKS — (Continued)
Machinery-Diversified — 3.7%
Wabtec Corp.	456,000	$26,475,359

Media — 4.7%
Scripps Networks Interactive, Inc., Class A	478,508	33,864,011

Software — 3.5%
ANSYS, Inc.*	313,983	25,068,403

Technology — 7.7%
Accenture PLC, Class A (Ireland)	396,791	29,287,144
Motorola Solutions, Inc.	480,000	26,318,399

		55,605,543

TOTAL COMMON STOCKS (Cost $ 521,348,922)		661,668,742

TOTAL INVESTMENTS - 91.5% (Cost $521,348,922)**		661,668,742

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.5%		61,501,106

NET ASSETS - 100.0%		$723,169,848

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$521,348,922

Gross unrealized appreciation	141,469,808
Gross unrealized depreciation	(1,149,988)

Net unrealized appreciation	$140,319,820

See accompanying Notes to Quarterly Portfolio of Investments.

1

LATEEF FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2013

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Lateef Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$661,668,742	$661,668,742	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent Fund’s prospectus filed with the Securities and Exchange Commission.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

July 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 98.4%
Arizona — 1.9%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B,
0.00%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	5,454,950

California — 1.4%
Foothill-Eastern Transportation Corridor Agency, CAB, Senior Lein, Series A, ETM,
0.00%, 01/01/25	2,000,000	1,361,540
Norwalk-La Mirada Unified School District GO, CAB, Series B,
0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	2,512,600

		3,874,140

District of Columbia — 1.4%
District of Columbia, Income Tax Revenue, Series A, Callable 12/01/21 at 100,
5.00%, 12/01/30	3,590,000	3,823,494

Florida — 1.1%
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM,
6.75%, 10/01/17	2,800,000	3,148,236

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Georgia — 2.0%
Municipal Electric Authority Power Revenue, Series W, ETM,
6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	220,000	225,641
Municipal Electric Authority Power Revenue, Series W, Unrefunded Portion,
6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	4,910,000	5,516,337

		5,741,978

Hawaii — 75.4%
County of Kauai GO, Series A,
5.00%, 08/01/22	315,000	369,460
County of Kauai GO, Series A, Callable 08/01/21 at 100,
3.25%, 08/01/23	1,000,000	1,009,130
County of Kauai GO, Series A, Prerefunded 08/01/15 at 100,
5.00%, 08/01/23, (NATL-RE, FGIC Insured)	600,000	653,742
County of Kauai GO, Series A, Callable 08/01/22 at 100,
3.13%, 08/01/27	1,295,000	1,135,456
Hawaii County GO, Series A,
5.25%, 07/15/17	1,655,000	1,908,314

See accompanying Notes to Quarterly Portfolio of Investments.

1

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii County GO, Series A, Callable 07/15/14 at 100,
5.25%, 07/15/23, (NATL-RE Insured)	595,000	623,161
Hawaii County GO, Series A, Callable 07/15/18 at 100,
6.00%, 07/15/26	1,655,000	1,897,093
Hawaii County GO, Series A, Callable 03/01/20 at 100,
4.00%, 03/01/28	2,470,000	2,502,752
Hawaii County GO, Series A, Callable 09/01/22 at 100,
5.00%, 09/01/29	1,500,000	1,620,255
Hawaii County GO, Series A, Callable 09/01/22 at 100,
5.00%, 09/01/32	1,500,000	1,594,365
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Halekauwila Place, Series A, Callable 06/01/14 at 100,
0.70%, 12/01/15	1,000,000	1,000,240
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100,
3.75%, 01/01/31, (FHLMC Insured)	3,460,000	3,177,733

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100,
3.88%, 07/01/25, (GNMA/FNMA Insured)	3,900,000	4,019,184
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100,
5.00%, 07/01/22	1,350,000	1,528,929
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100,
5.00%, 07/01/23	3,500,000	3,862,285
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100,
5.25%, 07/01/29	2,000,000	2,154,480
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Co., Inc., Series A, AMT, Callable 08/29/13 at 101,
5.65%, 10/01/27, (NATL-RE Insured)	3,000,000	3,001,770
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Co., Inc., Series A, Callable 08/29/13 at 100,
5.50%, 12/01/14, (AMBAC Insured)	2,000,000	2,004,240

See accompanying Notes to Quarterly Portfolio of Investments.

2

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100,
5.00%, 11/15/27	1,240,000	1,233,651
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100,
5.13%, 11/15/32	550,000	550,561
Hawaii State Department of Hawaiian Home Lands Revenue,
5.00%, 04/01/16	500,000	538,995
Hawaii State Department of Hawaiian Home Lands Revenue,
5.00%, 04/01/18	775,000	858,909
Hawaii State GO, Refunding, Series EF,
5.00%, 11/01/22	2,405,000	2,832,994
Hawaii State GO, Refunding, Series EF, Callable 11/01/22 at 100,
5.00%, 11/01/24	1,200,000	1,376,700
Hawaii State GO, Series CH,
4.75%, 11/01/13, (NATL-RE, IBC Insured)
Hawaii State GO, Series CM,	1,435,000	1,450,657
6.50%, 12/01/13, (NATL-RE, FGIC Insured)	5,000,000	5,101,750

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series CY,
5.75%, 02/01/15, (AGM Insured)	820,000	885,567
Hawaii State GO, Series DD, Callable 05/01/14 at 100,
5.00%, 05/01/17, (NATL-RE Insured)	1,000,000	1,034,890
Hawaii State GO, Series DD, Unrefunded Portion, Callable 05/01/14 at 100,
5.00%, 05/01/18, (NATL-RE Insured)	1,560,000	1,614,428
Hawaii State GO, Series DG, Callable 07/01/15 @ 100,
5.00%, 07/01/16, (AMBAC Insured)	400,000	432,656
Hawaii State GO, Series DI, Callable 03/01/16 at 100,
5.00%, 03/01/26, (AGM Insured)	1,000,000	1,067,560
Hawaii State GO, Series DJ, Unrefunded portion, Callable 04/01/17 at 100,
5.00%, 04/01/19, (AMBAC Insured)	890,000	1,001,401
Hawaii State GO, Series DJ, Prerefunded 04/01/17 at 100,
5.00%, 04/01/19, (AMBAC Insured)	110,000	126,052
Hawaii State GO, Series DJ, Callable 04/01/17 at 100,
5.00%, 04/01/22, (AMBAC Insured)	1,025,000	1,137,442
Hawaii State GO, Series DK,
5.00%, 05/01/17	4,000,000	4,561,920

See accompanying Notes to Quarterly Portfolio of Investments.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DK, Callable 05/01/18 at 100,
5.00%, 05/01/23	5,100,000	5,734,236
Hawaii State GO, Series DK, Callable 05/01/18 at 100,
5.00%, 05/01/28	3,000,000	3,267,240
Hawaii State GO, Series DN,
5.00%, 08/01/15	1,000,000	1,089,570
Hawaii State GO, Series DQ, ETM,
5.00%, 06/01/14	465,000	483,209
Hawaii State GO, Series DT,
5.00%, 11/01/15	1,500,000	1,645,140
Hawaii State GO, Series DT,
5.00%, 11/01/16	1,900,000	2,145,480
Hawaii State GO, Series DT,
5.00%, 11/01/19	3,000,000	3,560,160
Hawaii State GO, Series DZ, Callable 12/01/21 at 100,
5.00%, 12/01/27	5,000,000	5,537,200
Hawaii State GO, Series DZ, Callable 12/01/21 at 100,
5.00%, 12/01/29	4,000,000	4,360,360
Hawaii State GO, Series DZ, Callable 12/01/21 at 100,
5.00%, 12/01/30	5,000,000	5,409,550
Hawaii State GO, Series DZ, Callable 12/01/21 at 100,
5.00%, 12/01/31	2,800,000	3,012,828
Hawaii State GO, Series EE,
5.00%, 11/01/22	2,000,000	2,355,920
Hawaii State GO, Series EE, Callable 11/01/22 at 100,
5.00%, 11/01/27	745,000	824,469

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, Callable 11/01/22 at 100,
5.00%, 11/01/29	3,800,000	4,136,832
Hawaii State Harbor System Revenue, Series A,
5.00%, 07/01/17	185,000	207,526
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100,
4.75%, 07/01/24	220,000	233,268
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100,
5.63%, 07/01/40	3,000,000	3,196,470
Hawaii State Harbor System Revenue, Series A, AMT,
5.25%, 07/01/16, (AGM Insured)	1,105,000	1,215,069
Hawaii State Harbor System Revenue, Series B, AMT, Callable 08/29/13 at 100,
5.50%, 07/01/19, (AMBAC Insured)	1,400,000	1,404,074
Hawaii State Highway Revenue, Series A,
5.00%, 01/01/21	1,000,000	1,173,200
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100,
5.00%, 01/01/27	5,490,000	6,009,683
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100,
5.00%, 01/01/28	1,120,000	1,214,214

.

See accompanying Notes to Quarterly Portfolio of Investments.

4

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100,
5.00%, 01/01/31	3,025,000	3,219,024
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/14 at 100,
4.75%, 07/01/18, (NATL-RE, FGIC Insured)	1,000,000	1,040,860
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100,
4.50%, 07/01/23, (NATL-RE Insured)	1,500,000	1,589,175
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100,
4.75%, 07/01/31, (NATL-RE Insured)	2,000,000	2,080,220
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100,
5.00%, 07/01/26	3,125,000	3,491,031

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100,
4.50%, 07/01/28	1,500,000	1,570,560
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100,
5.25%, 07/01/17, (NATL-RE Insured)	1,300,000	1,427,946
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100,
5.25%, 07/01/21, (NATL-RE Insured)	1,335,000	1,427,168
Honolulu City & County GO, Series A,
5.00%, 04/01/18	5,000,000	5,791,300
Honolulu City & County GO, Series A,
5.00%, 11/01/18	2,515,000	2,961,010
Honolulu City & County GO, Series A, Callable 07/01/15 at 100,
5.00%, 07/01/19, (NATL-RE Insured)	6,250,000	6,786,438
Honolulu City & County GO, Series A, Callable 07/01/17 at 100,
5.00%, 07/01/21, (AGM Insured)	4,000,000	4,447,000

See accompanying Notes to Quarterly Portfolio of Investments.

5

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 04/01/19 at 100,
5.00%, 04/01/24	1,110,000	1,224,653
Honolulu City & County GO, Series A, Callable 07/01/15 at 100,
5.00%, 07/01/26, (NATL-RE Insured)	5,195,000	5,640,887
Honolulu City & County GO, Series A, Callable 07/01/15 at 100,
5.00%, 07/01/28, (NATL-RE Insured)	1,275,000	1,384,433
Honolulu City & County GO, Series A, Callable 07/01/15 at 100,
5.00%, 07/01/29, (NATL-RE Insured)	2,000,000	2,171,660
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100,
4.00%, 11/01/36	5,000,000	4,637,050
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100,
4.00%, 11/01/37	5,000,000	4,606,950
Honolulu City & County GO, Series B, Refunding, Callable 12/01/20 at 100,
5.00%, 12/01/34	1,500,000	1,597,260
Honolulu City & County GO, Series D, Callable 07/01/15 at 100,
5.00%, 07/01/20, (NATL-RE Insured)	2,000,000	2,171,660

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series D, Callable 09/01/19 at 100,
4.00%, 09/01/21	250,000	270,855
Honolulu City & County GO, Series D, Callable 09/01/19 at 100,
5.25%, 09/01/23	3,500,000	3,992,485
Honolulu City & County GO, Series F, Callable 07/01/15 at 100,
5.00%, 07/01/22, (NATL-RE, FGIC Insured)	4,165,000	4,522,483
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, Callable 07/01/17 at 100,
5.00%, 07/01/31, (NATL-RE Insured)	3,500,000	3,710,980
Honolulu City & County Waste Water System Revenue, Series B-1, Callable 07/01/16 at 100,
5.00%, 07/01/32, (NATL-RE Insured)	5,015,000	5,269,110
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution-A, Callable 07/01/22 at 100,
5.00%, 07/01/37	1,000,000	1,042,280

See accompanying Notes to Quarterly Portfolio of Investments.

6

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior Series A, Prerefunded 07/01/15 at 100,
5.00%, 07/01/16, (NATL-RE Insured)	555,000	602,636
Honolulu City & County Wastewater System Revenue, Senior Series A,
3.25%, 07/01/20	1,000,000	1,068,240
Honolulu City & County Wastewater System Revenue, Senior Series A,
4.00%, 07/01/21	1,005,000	1,104,937
Honolulu City & County, GO, Series B, Callable 12/01/20 at 100,
5.00%, 12/01/25	2,000,000	2,242,960
Maui County GO,
5.00%, 03/01/15, (NATL-RE Insured)	3,850,000	4,123,504
Maui County GO, Callable 06/01/23 at 100,
3.00%, 06/01/27	540,000	469,913
Maui County GO, Callable 06/01/23 at 100,
3.00%, 06/01/30	1,500,000	1,216,605
Maui County GO, Series A, Callable 07/01/17 at 100,
4.25%, 07/01/25, (AGM Insured)	500,000	524,180
Maui County GO, Series B,
4.00%, 06/01/16	1,000,000	1,078,330

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Series B & C,
4.00%, 07/01/14, (NATL-RE Insured)	400,000	413,596
University of Hawaii Revenue, Series A,
3.00%, 10/01/13	365,000	366,639
University of Hawaii Revenue, Series A-2,
4.00%, 10/01/19	1,170,000	1,299,134
University of Hawaii Revenue, Series B-2,
5.00%, 10/01/18	1,310,000	1,517,583
University of Hawaii System Revenue, Series A, Callable 07/15/16 at 100,
5.00%, 07/15/24, (AGM-CR, MBIA Insured)	470,000	506,618
University of Hawaii System Revenue, Series A, Callable 10/01/19 at 100,
5.25%, 10/01/34	1,000,000	1,069,240

		213,763,013

Illinois — 2.3%
Chicago Midway Airport Revenue, Series C,
5.50%, 01/01/15, (NATL-RE Insured)	2,000,000	2,133,740
Illinois Municipal Electric Agency Power Supply Revenue, Series C,
5.25%, 02/01/21, (NATL-RE, FGIC Insured)	3,665,000	4,254,405

		6,388,145

See accompanying Notes to Quarterly Portfolio of Investments.

7

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Massachusetts — 1.8%
Commonwealth of Massachusetts Refunding, GO, Series B,
5.25%, 09/01/21, (AGM Insured)	2,000,000	2,411,100
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, Series B, Callable 01/01/20 at 100,
5.00%, 01/01/23	2,500,000	2,807,925

		5,219,025

Michigan — 0.6%
Michigan Finance Authority Revenue Refunding Revolving Fund,
5.00%, 10/01/21	1,500,000	1,754,565

New Jersey — 0.1%
Passaic Valley Sewage Commissioner System Revenue Refunding, Series G,
5.75%, 12/01/21	300,000	351,426

North Carolina — 0.3%
Mecklenburg County GO, Series A,
5.00%, 08/01/19	750,000	893,182

Ohio — 0.4%
Ohio State, Infrastructure Improvement GO, Series A,
5.00%, 08/01/21	1,000,000	1,179,230

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Oregon — 0.5%
Multnomah County GO, Callable 06/01/22 at 100,
5.00%, 06/01/23	1,095,000	1,270,966

Tennessee — 0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue, ETM,
0.00%, 06/01/21	2,955,000	2,393,934

Texas — 4.6%
Austin Certificates Obligation, GO, Callable 09/01/21 at 100,
4.00%, 09/01/30	2,860,000	2,756,897
Fort Worth Drainage Utility System Revenue, Callable 02/15/21 at 100,
4.50%, 02/15/27	2,765,000	2,870,457
Galveston County GO, CAB, Series RD,
0.00%, 02/01/24, (NATL-RE, FGIC Insured)	2,630,000	1,794,107
Harris County GO, Series C, Prerefunded 10/01/18 at 100,
5.75%, 10/01/23	1,750,000	2,131,220
Houston Water and Sewer System Revenue, Unrefunded Balance CAB, Junior Series A,
0.00%, 12/01/27, (AGM Insured)	2,000,000	1,124,660

See accompanying Notes to Quarterly Portfolio of Investments.

8

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
San Antonio Electric & Gas Revenue, Series A,
5.00%, 02/01/18	2,000,000	2,321,660

		12,999,001

Washington — 3.7%
King County School District No. 403 Renton GO, Callable 12/01/16 at 100,
5.00%, 12/01/24, (NATL-RE, FGIC Insured, School Bond Guarantee)	3,000,000	3,262,560
Port of Seattle Revenue, Callable 02/01/16 at 100,
5.00%, 02/01/25, (XLCA Insured)	2,000,000	2,118,420
Washington State GO, Various Purpose, Series A, Callable 08/01/21 at 100,
4.50%, 08/01/31	5,000,000	5,145,350

		10,526,330

TOTAL MUNICIPAL BONDS (Cost $276,650,402)		278,781,615

	Shares	Value ($)
REGISTERED INVESTMENT COMPANY — 0.6%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares,
0.00%(a)	1,798,369	1,798,369

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,798,369)		1,798,369

TOTAL INVESTMENTS - 99.0% (Cost $278,448,771)*		280,579,984
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		2,791,904

NET ASSETS - 100.0%		$283,371,888

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2013.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$278,448,771

Gross unrealized appreciation	8,763,093
Gross unrealized depreciation	(6,631,880)

Net unrealized appreciation	$2,131,213

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. Custodial Receipts
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BNYM	Bank of New York Mellon
CAB	Capital Appreciation Bond

See accompanying Notes to Quarterly Portfolio of Investments.

9

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

GO	General Obligation
IBC	Insurance Bond Certificate
MBIA	Municipal Bond Investors Assurance
NATL-RE	National Reinsurance Corp.
XLCA	XL Capital Assurance

See accompanying Notes to Quarterly Portfolio of Investments.

10

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

July 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 93.3%
Alaska — 1.0%
Alaska State GO, Series A,
5.00%, 08/01/18	500,000	588,025

Arizona — 2.0%
Mesa City, Utility Systems Revenue, ETM,
5.25%, 07/01/16, (NATL-RE, FGIC Insured)	1,000,000	1,128,780

Colorado — 1.6%
Colorado Health Facilities Authority Revenue, Catholic Health, Series A,
4.00%, 02/01/16	850,000	911,004

Connecticut — 2.0%
State of Connecticut Special Tax Revenue,
5.00%, 11/01/18	1,000,000	1,168,540

Georgia — 2.0%
Georgia State GO, Series I,
5.00%, 11/01/17	1,000,000	1,162,430

Guam — 2.5%
Guam Economic Development & Commerce Authority, CAB, Series B, ETM,
5.40%, 05/15/15	1,350,000	1,464,399

Hawaii — 57.4%
County of Kauai GO, Series A,
3.00%, 08/01/20	295,000	307,484
County of Maui GO, Prerefunded 03/01/15 at 100,
5.00%, 03/01/17, (NATL-RE Insured)	90,000	96,512

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii County GO, Series A,
5.00%, 03/01/15	400,000	428,939
Hawaii County GO, Series A,
4.00%, 03/01/16	400,000	431,243
Hawaii County GO, Series A, Callable 07/15/18 at 100,
5.00%, 07/15/21	120,000	134,404
Hawaii County GO, Series A, Callable 07/15/14 at 100,
5.25%, 07/15/23, (NATL-RE Insured)	150,000	157,100
Hawaii County GO, Series B,
4.00%, 09/01/15	500,000	534,635
Hawaii County GO, Series B,
5.00%, 09/01/16	1,000,000	1,123,310
Hawaii County GO, Series B,
5.00%, 09/01/17	1,000,000	1,148,000
Hawaii Pacific Health Special Purpose Revenue, Series A,
3.00%, 07/01/14	500,000	508,350
Hawaii State Airports System Revenue, AMT,
4.00%, 07/01/15	515,000	546,204
Hawaii State Airports System Revenue, Series B, AMT,
4.00%, 07/01/15	1,000,000	1,060,590
Hawaii State GO, Refunding, Series EF,
5.00%, 11/01/17	750,000	866,085
Hawaii State GO, Refunding, Series EF,
5.00%, 11/01/18	500,000	587,290

See accompanying Notes to Quarterly Portfolio of Investments.

11

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series CH,
4.75%, 11/01/13, (NATL-RE, IBC Insured)	1,000,000	1,010,910
Hawaii State GO, Series DA, Prerefunded 09/01/13 at 100,
5.25%, 09/01/17, (NATL-RE Insured)	1,010,000	1,013,646
Hawaii State GO, Series DA, Prerefunded 09/01/13 at 100,
5.25%, 09/01/23, (NATL-RE Insured)	425,000	426,551
Hawaii State GO, Series DG, Callable 07/01/15 at 100,
5.00%, 07/01/16, (AMBAC Insured)	2,075,000	2,244,403
Hawaii State GO, Series DN,
5.00%, 08/01/15	660,000	719,116
Hawaii State GO, Series DQ,
5.00%, 06/01/17	375,000	428,528
Hawaii State GO, Series DR,
4.00%, 06/01/14	1,170,000	1,206,013
Hawaii State GO, Series EA,
4.00%, 12/01/20	1,000,000	1,117,510
Hawaii State Harbor System Revenue, Series A,
4.00%, 07/01/16	500,000	535,845
Hawaii State Highway Revenue Bonds, Series B,
5.25%, 07/01/18, (AGM Insured)	500,000	588,090
Hawaii State Highway Revenue, Series A,
4.00%, 01/01/17	325,000	356,645

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series A,
4.00%, 01/01/21	1,000,000	1,102,240
Hawaii State Housing Finance & Development Corp., Multifamily Housing Halekauwla Place, Series A, Callable 06/01/14 at 100,
0.70%, 12/01/15	2,000,000	2,000,480
Hawaii State Housing Finance & Development Corp., Multifamily Housing Kuhio Park Terrace, Series A,
2.00%, 10/01/15, (FHLMC Insured)	150,000	152,031
Hawaii State Housing Finance & Development Corp., Series A,
2.35%, 07/01/17, (GNMA/FNMA Insured)	555,000	569,419
Hawaii State Housing Finance & Development Corp., Series A,
2.70%, 07/01/18, (GNMA/FNMA Insured)	565,000	585,267
Honolulu City & County Board of Water Supply System Revenue, Series A,
5.00%, 07/01/20	320,000	377,555

See accompanying Notes to Quarterly Portfolio of Investments.

12

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A,
5.00%, 07/01/22	500,000	586,160
Honolulu City & County GO, Series A,
4.00%, 08/01/16	500,000	546,075
Honolulu City & County GO, Series A,
3.00%, 11/01/18	500,000	538,430
Honolulu City & County GO, Series B, Unrefunded Balance,
5.00%, 10/01/13	585,000	589,504
Honolulu City & County GO, Series B,
5.00%, 08/01/16	625,000	700,994
Honolulu City & County GO, Series B,
5.00%, 11/01/20	500,000	593,565
Honolulu City & County GO, Series B,
5.00%, 11/01/21	955,000	1,130,959
Honolulu City & County GO, Series D,
5.00%, 09/01/14	1,140,000	1,198,322
Honolulu City & County GO, Series D,
2.25%, 09/01/14	780,000	796,949
Honolulu City & County GO, Series F, Callable 07/01/15 at 100,
5.25%, 07/01/17, (NATL-RE, FGIC Insured)	535,000	583,455

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Senior Sub-Series A,
4.00%, 07/01/16	250,000	272,478
Honolulu City & County Waste Water System Revenue, Senior Series A,
5.00%, 07/01/19	1,000,000	1,177,280
Honolulu City & County Waste Water System Revenue, Senior Series A,
3.25%, 07/01/20	320,000	341,837
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B,
5.00%, 07/01/20	500,000	589,930
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B,
4.00%, 07/01/21	500,000	549,720
University of Hawaii Revenue, Series A,
5.00%, 10/01/14	550,000	578,281

		33,138,334

See accompanying Notes to Quarterly Portfolio of Investments.

13

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Indiana — 1.8%
Indiana State Office Building Commission, Logansport State Hospital, Series D, Callable 07/01/14 at 100,
5.00%, 07/01/23, (AMBAC, State Appropriate Insured)	500,000	521,560
Northwest Allen County Middle School Building Corp. Revenue, First Mortgage, Callable 08/29/13 at 100,
5.25%, 07/15/18, (NATL-RE, State Aid Withholding Insured)	500,000	501,610

		1,023,170

Iowa — 0.8%
University of Iowa Facilities Corp. Revenue, Medical Education & Biomed Research Facility,
3.75%, 06/01/18	435,000	479,718

Massachusetts — 2.0%
Commonwealth of Massachusetts GO, Series C, Prerefunded 08/01/17 at 100,
5.25%, 08/01/22, (AGM Insured)	1,000,000	1,165,780

Nevada — 1.1%
Clark County GO, Refunding Infrastructure Improvement, Series B,
4.00%, 07/01/18	585,000	647,484

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
North Carolina — 4.7%
North Carolina State GO, Series B,
5.00%, 06/01/14	1,000,000	1,039,670
North Carolina State GO, Series D,
3.00%, 06/01/18	1,570,000	1,693,575

		2,733,245

Ohio — 2.6%
Ohio State GO, Infrastructure Improvement, Series A, Callable 03/01/15 at 100,
5.00%, 09/01/19	1,410,000	1,512,014

Oklahoma — 0.9%
Oklahoma Development Finance Authority Health Refunding, INTEGRIS Baptist Medical Center, Series C,
5.00%, 08/15/16	455,000	508,854

Oregon — 1.1%
Oregon State GO, University System Revenue, Series A,
5.00%, 08/01/16	100,000	112,317
Portland City, Water System Revenue, First Lien, Series A,
5.00%, 05/01/18	460,000	537,505

		649,822

See accompanying Notes to Quarterly Portfolio of Investments.

14

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — 3.7%
Bexar County GO, Edgewood Independent School District,
4.00%, 08/15/21, (PSF-GTD)	450,000	499,509
Harris County GO, Refunding Road, Series A,
5.00%, 10/01/20	1,000,000	1,185,870
North Harris Montgomery Community College District, Lone Star College System GO,
4.50%, 02/15/14, (NATL-RE Insured)	425,000	434,635

		2,120,014

Washington — 4.1%
County of King GO, Callable 12/01/22 at 100,
5.00%, 06/01/23	1,000,000	1,173,100
County of King GO, Refunding,
5.00%, 12/01/19	1,000,000	1,191,710

		2,364,810

Wisconsin — 2.0%
Waukesha City GO, Series A, Prerefunded 10/01/14 at 100,
5.00%, 10/01/16, (AGM Insured)	755,000	796,986

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Wisconsin — (Continued)
Waukesha City GO, Series A, Unrefunded Balance, Callable 10/01/14 at 100,
5.00%, 10/01/16, (AGM Insured)	340,000	356,915

		1,153,901

TOTAL MUNICIPAL BONDS (Cost $53,791,963)		53,920,324

	Shares
REGISTERED INVESTMENT COMPANY — 5.6%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	3,241,566	3,241,566

TOTAL REGISTERED INVESTMENT COMPANY (Cost $3,241,566)		3,241,566

TOTAL INVESTMENTS - 98.9% (Cost $57,033,529)*		57,161,890
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		611,169

NET ASSETS - 100.0%		$57,773,059

(a)	Floating or variable rate security. Rate disclosed is as of July 31, 2013.

See accompanying Notes to Quarterly Portfolio of Investments.

15

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$57,033,529

Gross unrealized appreciation	591,234
Gross unrealized depreciation	(462,873)

Net unrealized appreciation	$128,361

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Service Authority
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insurance Bond Certificate
NATL-RE	National Reinsurance Corp.
PSF-GTD	Permanent School Fund Guaranteed

See accompanying Notes to Quarterly Portfolio of Investments.

16

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2013

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized in the three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

17

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 07/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$278,781,615	$—	$278,781,615	$—
Registered Investment Company	1,798,369	1,798,369	—	—

Total	$280,579,984	$1,798,369	$278,781,615	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$53,920,324	$—	$53,920,324	$—
Registered Investment Company	3,241,566	3,241,566	—	—

Total	$57,161,890	$3,241,566	$53,920,324	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

18

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

For fair valuations using significant unobservable inputs,U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

19

PEMBERWICK FUND

Portfolio of Investments

July 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 56.7%
Communications — 0.2%
AT&T, Inc.
2.50%, 08/15/2015	$50,000	$51,672
AT&T, Inc.
0.80%, 12/01/2015	12,000	11,980
BellSouth Corp.
5.20%, 09/15/2014	90,000	94,336
Cellco Partnership/Verizon Wireless Capital, LLC
5.55%, 02/01/2014	75,000	76,743
Cisco Systems, Inc.
2.90%, 11/17/2014	30,000	30,973
eBay, Inc.
1.63%, 10/15/2015	35,000	35,801

		301,505

Consumer, Cyclical — 0.1%
McDonald’s Corp.
5.35%, 03/01/2018	10,000	11,481
Wal-Mart Stores, Inc.
2.25%, 07/08/2015	25,000	25,845
Wal-Mart Stores, Inc.
2.80%, 04/15/2016	100,000	105,401

		142,727

Consumer, Non-cyclical — 0.1%
Coca-Cola Co. (The)
1.50%, 11/15/2015	35,000	35,764
GlaxoSmithKline Capital, Inc.
0.70%, 03/18/2016	15,000	14,897
PepsiCo, Inc.
3.75%, 03/01/2014	65,000	66,174
Procter & Gamble Co. (The)
4.95%, 08/15/2014	55,000	57,619

		174,454

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Energy — 0.2%
BP Capital Markets PLC
5.25%, 11/07/2013	$45,000	$45,572
Chevron Corp.
0.89%, 06/24/2016	20,000	20,067
Halliburton Co.
1.00%, 08/01/2016	70,000	69,999
Shell International Finance BV
4.00%, 03/21/2014	10,000	10,223
Shell International Finance BV
3.10%, 06/28/2015	50,000	52,389

		198,250

Financial — 55.1%
American Express Credit Corp.
2.75%, 09/15/2015	30,000	31,152
American Express Credit Corp.
2.80%, 09/19/2016	100,000	104,760
Bank of America Corp.
0.60%, 09/15/2014 (a)	2,000,000	1,998,594
Bank of America Corp.
3.63%, 03/17/2016	10,000	10,513
Bank of America Corp.
6.50%, 08/01/2016	230,000	260,811
Bank of America Corp.
0.61%, 08/15/2016 (a)	4,000,000	3,847,924
Bank of America NA
0.55%, 06/15/2016 (a)	2,000,000	1,945,536
Bank of New York Mellon Corp. (The)
4.30%, 05/15/2014	75,000	77,324

See accompanying Notes to Quarterly Portfolio of Investments.

1

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Bank of New York Mellon Corp. (The)
0.70%, 10/23/2015	$29,000	$28,978
Bank of New York Mellon Corp. (The)
0.70%, 03/04/2016	25,000	24,828
Barclays Bank PLC
5.20%, 07/10/2014	100,000	104,135
BB&T Corp.
3.20%, 03/15/2016	50,000	52,523
Berkshire Hathaway Finance Corp.
5.10%, 07/15/2014	90,000	94,029
Berkshire Hathaway Finance Corp.
2.45%, 12/15/2015	17,000	17,698
Berkshire Hathaway Finance Corp.
1.30%, 05/15/2018	8,000	7,819
Blackrock, Inc.
3.50%, 12/10/2014	40,000	41,585
Caterpillar Financial Services Corp.
6.13%, 02/17/2014	15,000	15,466
Caterpillar Financial Services Corp.
2.65%, 04/01/2016	20,000	20,851
Caterpillar Financial Services Corp.
1.63%, 06/01/2017	60,000	59,908
Charles Schwab Corp. (The)
0.85%, 12/04/2015	25,000	25,015
Citigroup, Inc.
6.50%, 08/19/2013	200,000	200,464

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Citigroup, Inc.
6.00%, 12/13/2013	$100,000	$101,960
Citigroup, Inc.
0.40%, 03/07/2014 (a)	2,000,000	1,996,856
Citigroup, Inc.
6.38%, 08/12/2014	30,000	31,636
Citigroup, Inc.
0.55%, 11/05/2014 (a)	2,525,000	2,519,192
Citigroup, Inc.
6.01%, 01/15/2015	50,000	53,490
Citigroup, Inc.
0.54%, 06/09/2016 (a)	4,000,000	3,882,924
Citigroup, Inc.
4.45%, 01/10/2017	20,000	21,592
CME Group, Inc.
5.40%, 08/01/2013	20,000	19,999
CME Group, Inc.
5.75%, 02/15/2014	40,000	41,083
Credit Suisse
5.50%, 05/01/2014	125,000	129,586
Credit Suisse USA, Inc.
5.13%, 08/15/2015	100,000	108,209
General Electric Capital Corp.
1.27%, 09/23/2013 (a)	406,000	406,609
General Electric Capital Corp.
0.39%, 12/17/2013 (a)	1,400,000	1,400,533
General Electric Capital Corp.
0.39%, 12/20/2013 (a)	1,575,000	1,575,962
General Electric Capital Corp.
0.40%, 03/20/2014 (a)	4,500,000	4,502,804

See accompanying Notes to Quarterly Portfolio of Investments.

2

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
General Electric Capital Corp.
5.65%, 06/09/2014	$35,000	$36,567
General Electric Capital Corp.
0.42%, 09/15/2014 (a)	1,400,000	1,399,037
General Electric Capital Corp.
3.50%, 06/29/2015	20,000	20,999
General Electric Capital Corp.
6.90%, 09/15/2015	50,000	55,746
General Electric Capital Corp.
4.38%, 09/21/2015	110,000	117,834
General Electric Capital Corp.
2.25%, 11/09/2015	277,000	284,131
General Electric Capital Corp.
5.40%, 02/15/2017	75,000	83,953
General Electric Capital Corp.
7.13%, 12/29/2049 (a)	1,000,000	1,126,882
Goldman Sachs Group, Inc. (The)
5.25%, 10/15/2013	30,000	30,277
Goldman Sachs Group, Inc. (The)
1.27%, 02/07/2014 (a)	1,000,000	1,003,167
Goldman Sachs Group, Inc. (The)
0.77%, 01/12/2015 (a)	3,400,000	3,389,426

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Goldman Sachs Group, Inc. (The)
5.13%, 01/15/2015	$100,000	$105,657
Goldman Sachs Group, Inc. (The)
0.67%, 07/22/2015 (a)	400,000	397,482
Goldman Sachs Group, Inc. (The)
3.70%, 08/01/2015	90,000	94,003
Goldman Sachs Group, Inc. (The)
5.35%, 01/15/2016	50,000	54,438
Goldman Sachs Group, Inc. (The)
3.63%, 02/07/2016	70,000	73,484
Goldman Sachs Group, Inc. (The)
0.72%, 03/22/2016 (a)	1,000,000	989,283
Goldman Sachs Group, Inc. (The)
5.75%, 10/01/2016	30,000	33,569
Goldman Sachs Group, Inc. (The)
1.47%, 04/30/2018 (a)	2,000,000	2,000,052
Hartford Life Global Funding Trusts
0.45%, 06/16/2014 (a)	700,000	699,751
HSBC Finance Corp.
0.52%, 01/15/2014 (a)	5,000,000	4,999,560
HSBC Finance Corp.
0.70%, 06/01/2016 (a)	2,000,000	1,984,184
John Deere Capital Corp.
4.90%, 09/09/2013	50,000	50,219
John Deere Capital Corp.
1.40%, 03/15/2017	50,000	49,796

See accompanying Notes to Quarterly Portfolio of Investments.

3

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Merrill Lynch & Co., Inc.
6.40%, 08/28/2017	$50,000	$57,186
Morgan Stanley
0.57%, 01/09/2014 (a)	1,000,000	998,988
Morgan Stanley
4.20%, 11/20/2014	250,000	259,043
Morgan Stanley
0.75%, 10/15/2015 (a)	4,000,000	3,957,316
Morgan Stanley
1.52%, 02/25/2016 (a)	942,000	947,213
Morgan Stanley
0.72%, 10/18/2016 (a)	2,500,000	2,438,818
National City Bank
0.62%, 12/15/2016 (a)	4,000,000	3,937,504
Northern Trust Corp.
5.50%, 08/15/2013	75,000	75,110
PACCAR Financial Corp.
1.55%, 09/29/2014	30,000	30,384
PNC Funding Corp.
0.47%, 01/31/2014 (a)	2,000,000	2,000,330
Royal Bank of Scotland PLC (The)
2.69%, 08/23/2013 (a)	640,000	640,614
State Street Corp.
4.30%, 05/30/2014	35,000	36,131
State Street Corp.
2.88%, 03/07/2016	10,000	10,494
State Street Corp.
5.38%, 04/30/2017	15,000	16,856
State Street Corp.
1.35%, 05/15/2018	12,000	11,707
Toyota Motor Credit Corp.
3.20%, 06/17/2015	55,000	57,615
Travelers Cos, Inc. (The)
6.25%, 06/20/2016	15,000	17,212

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
US Bancorp
2.88%, 11/20/2014	$75,000	$77,286
US Bancorp
3.15%, 03/04/2015	45,000	46,763
US Bancorp
2.45%, 07/27/2015	15,000	15,514
US Bank NA
0.55%, 10/14/2014 (a)	2,000,000	2,004,402
Wachovia Bank NA
4.80%, 11/01/2014	1,000,000	1,052,118
Wachovia Bank NA
0.65%, 11/03/2014 (a)	7,000,000	7,012,586
Wachovia Corp.
5.63%, 10/15/2016	100,000	112,448
Wells Fargo & Co.
1.50%, 07/01/2015	20,000	20,259
Wells Fargo & Co.
3.68%, 06/15/2016 (b)	200,000	213,913

		70,889,655

Health Care — 0.0%
Baxter International, Inc.
0.95%, 06/01/2016	14,000	14,031
Pfizer, Inc.
0.90%, 01/15/2017	50,000	49,942

		63,973

Industrial — 0.2%
Caterpillar, Inc.
7.00%, 12/15/2013	20,000	20,478
Danaher Corp.
1.30%, 06/23/2014	24,000	24,204
Emerson Electric Co.
5.00%, 12/15/2014	40,000	42,374
Honeywell International, Inc.
5.30%, 03/01/2018	50,000	57,538

See accompanying Notes to Quarterly Portfolio of Investments.

4

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Industrial — (Continued)
Illinois Tool Works, Inc.
5.15%, 04/01/2014	$50,000	$51,484

		196,078

Technology — 0.6%
Apple, Inc.
0.45%, 05/03/2016	49,000	48,640
EMC Corp.
1.88%, 06/01/2018	50,000	49,859
HP Enterprise Services, LLC
6.00%, 08/01/2013	200,000	200,000
Intel Corp.
1.95%, 10/01/2016	47,000	48,427
International Business Machines Corp.
6.50%, 10/15/2013	100,000	101,203
International Business Machines Corp.
0.45%, 05/06/2016	120,000	119,116
Microsoft Corp.
2.95%, 06/01/2014	25,000	25,564
Microsoft Corp.
1.00%, 05/01/2018	60,000	58,427
National Semiconductor Corp.
6.60%, 06/15/2017	25,000	29,439
Oracle Corp.
5.25%, 01/15/2016	60,000	66,496
Oracle Corp.
1.20%, 10/15/2017	15,000	14,688
Texas Instruments, Inc.
1.38%, 05/15/2014	55,000	55,406

		817,265

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Utilities — 0.2%
Alabama Power Co.
5.80%, 11/15/2013	$35,000	$35,529
Detroit Edison Co. (The)
6.40%, 10/01/2013	30,000	30,272
Duke Energy Carolinas, LLC
5.75%, 11/15/2013	55,000	55,823
Duke Energy Carolinas, LLC
5.25%, 01/15/2018	20,000	23,021
Georgia Power Co.
5.25%, 12/15/2015	25,000	27,545
Wisconsin Electric Power Co.
1.70%, 06/15/2018	25,000	24,808

		196,998

TOTAL CORPORATE BONDS AND NOTES (Cost $71,891,810)		72,980,905

GOVERNMENT BONDS — 0.1%
Province of Ontario Canada
2.70%, 06/16/2015	40,000	41,597

TOTAL GOVERNMENT BONDS (Cost $39,993)		41,597

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
Federal Home Loan Mortgage Corporation REMICS — 1.1%
Series 2777, Class VX
5.00%, 04/15/2015	39,246	39,465
Series 2542, Class ES
5.00%, 12/15/2017	42,734	45,451
Series 2564, Class HJ
5.00%, 02/15/2018	28,099	29,923

See accompanying Notes to Quarterly Portfolio of Investments.

5

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2617, Class TK
4.50%, 05/15/2018	$101,758	$107,312
Series 2617, Class GR
4.50%, 05/15/2018	53,973	57,125
Series 2611, Class UH
4.50%, 05/15/2018	49,266	51,543
Series 2627, Class MC
4.50%, 06/15/2018	81,416	86,075
Series 2649, Class KA
4.50%, 07/15/2018	65,152	68,938
Series 2677, Class JA
5.00%, 09/15/2018	1,046	1,070
Series 2693, Class PE
4.50%, 10/15/2018	79,750	84,376
Series 2746, Class EG
4.50%, 02/15/2019	88,684	93,860
Series 2780, Class JG
4.50%, 04/15/2019	5,702	5,887
Series 2814, Class GB
5.00%, 06/15/2019	18,101	19,030
Series 3558, Class AW
4.75%, 08/15/2019	16,541	16,817
Series 2639, Class UG
4.00%, 03/15/2022	21,703	22,029
Series 2639, Class UH
4.25%, 03/15/2022	18,665	18,992
Series 2924, Class EH
5.25%, 03/15/2024	24,890	25,776
Series 2989, Class TG
5.00%, 06/15/2025	90,144	98,584
Series 3002, Class YD
4.50%, 07/15/2025	35,902	38,301

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2691, Class ME
4.50%, 04/15/2032	$34,656	$35,513
Series 2735, Class OG
5.00%, 08/15/2032	14,488	14,670
Series 2764, Class TE
5.00%, 10/15/2032	39,120	40,058
Series 2802, Class OA
4.50%, 12/15/2032	4,000	4,006
Series 2760, Class PD
5.00%, 12/15/2032	63,659	65,594
Series 2655, Class QA
5.00%, 02/15/2033	9,122	9,533
Series 2827, Class TE
5.00%, 04/15/2033	127,675	132,788
Series 3067, Class PK
5.50%, 05/15/2034	59,757	61,394
Series 2881, Class AE
5.00%, 08/15/2034	44,782	48,493
Series 2933, Class HD
5.50%, 02/15/2035	62,400	69,917

		1,392,520

Federal National Mortgage Association REMICS — 0.7%
Series 2004-81, Class KD
4.50%, 07/25/2018	8,509	8,527
Series 2003-92, Class PE
4.50%, 09/25/2018	74,265	78,649
Series 2008-54, Class EA
5.00%, 07/25/2019	22,023	22,137
Series 2004-65, Class EJ
5.00%, 05/25/2023	4,869	4,878
Series 2003-80, Class YE
4.00%, 06/25/2023	31,103	32,402

See accompanying Notes to Quarterly Portfolio of Investments.

6

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2005-40, Class YG
5.00%, 05/25/2025	$86,418	$95,081
Series 2007-27, Class MQ
5.50%, 04/25/2027	25,963	28,769
Series 2003-21, Class PJ
4.50%, 12/25/2031	1,073	1,073
Series 2005-12, Class JE
5.00%, 09/25/2033	138,367	143,398
Series 2005-16, Class PE
5.00%, 03/25/2034	34,726	36,374
Series 2005-48, Class AR
5.50%, 02/25/2035	77,705	84,982
Series 2005-62, Class CQ
4.75%, 07/25/2035	41,743	44,514
Series 2005-68, Class PG
5.50%, 08/25/2035	80,461	90,019
Series 2005-84, Class TG
5.00%, 09/25/2035	13,083	13,187
Series 2010-64, Class EH
5.00%, 10/25/2035	62,652	65,493
Series 2005-83, Class LA
5.50%, 10/25/2035	49,803	56,330
Series 2007-39, Class NA
4.25%, 01/25/2037	31,338	32,728
Series 2009-47, Class PA
4.50%, 07/25/2039	58,111	62,406

		900,947

Government National Mortgage Association — 0.2%
Series 2002-22, Class GF
6.50%, 03/20/2032	77,290	89,155
Series 2002-51, Class D
6.00%, 07/20/2032	101,427	115,432

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Government National Mortgage Association — (Continued)
Series 2008-50, Class NA
5.50%, 03/16/2037	$46,468	$49,887

		254,474

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,530,113)		2,547,941

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.7%
Federal Home Loan Bank — 1.2%
2.63%, 09/13/2013	60,000	60,179
4.88%, 12/13/2013	500,000	508,816
1.38%, 05/28/2014	250,000	252,558
2.50%, 06/13/2014	255,000	260,212
5.38%, 06/13/2014	315,000	329,223
3.13%, 03/11/2016	165,000	175,842

		1,586,830

Federal Home Loan Mortgage Corporation — 4.8%
0.50%, 10/15/2013	1,125,000	1,126,006
5.00%, 01/30/2014	450,000	460,970
1.00%, 08/20/2014	450,000	453,899
0.63%, 12/29/2014	700,000	703,917
0.50%, 04/17/2015	200,000	200,751
5.25%, 04/18/2016	400,000	450,100
2.50%, 05/27/2016	580,000	610,200
2.00%, 08/25/2016	1,330,000	1,382,325
1.00%, 03/08/2017	150,000	150,048
5.50%, 04/01/2021
Gold Pool #G11941	83,102	90,175

See accompanying Notes to Quarterly Portfolio of Investments.

7

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation — (Continued)
5.50%,11/01/2021
Gold Pool #G12454	$40,553	$43,930
5.50%,04/01/2023
Gold Pool #G13145	69,177	74,935
4.00%,02/01/2026
Gold Pool #J14494	140,011	147,886
4.00%,06/01/2026
Gold Pool #J15974	51,291	54,176
4.50%,06/01/2029
Gold Pool #C91251	52,395	55,938
4.50%,12/01/2029
Gold Pool #C91281	82,779	88,376
4.50%,04/01/2030
Gold Pool #C91295	48,785	51,916

		6,145,548

Federal National Mortgage Association — 5.7%
0.50%,08/09/2013	750,000	750,073
1.13%,10/08/2013	275,000	275,542
0.75%,12/18/2013	150,000	150,408
4.13%,04/15/2014	900,000	925,479
2.50%,05/15/2014	1,400,000	1,426,268
1.13%,06/27/2014	150,000	151,372
5.00%,12/01/2014
Pool #255598	14,028	14,905
2.38%,07/28/2015	350,000	363,894
1.63%,10/26/2015	500,000	512,940
1.50%,10/28/2015	150,000	153,196
2.25%,03/15/2016	500,000	521,207

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — (Continued)
5.00%, 03/15/2016	$35,000	$38,984
1.38%, 11/15/2016	310,000	315,164
4.88%, 12/15/2016	170,000	192,468
1.25%, 01/30/2017	200,000	202,225
1.13%, 04/27/2017	300,000	300,886
5.38%, 06/12/2017	250,000	289,626
6.00%, 09/01/2019
Pool #735439	18,251	19,598
5.50%, 06/01/2020
Pool #888601	25,514	27,160
5.00%, 05/01/2023
Pool #254762	39,661	42,672
5.50%, 01/01/2024
Pool #AD0471	39,635	43,215
5.00%, 07/01/2024
Pool #255320	19,912	21,610
5.00%, 12/01/2025
Pool #256045	79,654	86,024
5.50%, 02/01/2028
Pool #257075	63,607	70,076
5.50%, 05/01/2028
Pool #257204	68,852	75,103
4.00%, 08/01/2029
Pool #MA0142	75,491	79,302
5.50%, 04/01/2037
Pool #AD0249	86,103	94,371
7.00%, 04/01/2037
Pool #888366	27,525	32,049

See accompanying Notes to Quarterly Portfolio of Investments.

8

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — (Continued)
5.00%,10/01/2039 Pool #AC3237	$142,747	$153,890

		7,329,707

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,947,892)		15,062,085

U.S. TREASURY OBLIGATIONS — 26.0%
U.S. Treasury Notes — 26.0%
0.13%,08/31/2013	300,000	300,023
0.13%,12/31/2013	500,000	500,088
0.25%,11/30/2013	350,000	350,239
0.25%,02/28/2014	300,000	300,287
0.25%,05/31/2014	600,000	600,598
0.25%,02/15/2015	500,000	500,196
0.50%,10/15/2013	400,000	400,383
0.50%,08/15/2014	350,000	351,272
0.50%,07/31/2017	190,000	185,985
0.63%,05/31/2017	30,000	29,606
0.63%,08/31/2017	160,000	157,131
0.63%,09/30/2017	300,000	294,058
0.63%,11/30/2017	100,000	97,707
0.63%,04/30/2018	380,000	367,932
0.75%,08/15/2013	655,000	655,179
0.75%,09/15/2013	2,700,000	2,702,319
0.75%,12/15/2013	950,000	952,394
0.75%,10/31/2017	280,000	275,428
0.75%,12/31/2017	600,000	588,352
0.75%,02/28/2018	450,000	439,893

	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
0.75%,03/31/2018	$275,000	$268,286
0.88%,11/30/2016	300,000	301,125
0.88%,12/31/2016	200,000	200,531
0.88%,01/31/2017	550,000	550,881
0.88%,04/30/2017	175,000	174,631
0.88%,01/31/2018	850,000	836,453
1.00%,05/15/2014	420,000	422,920
1.00%,08/31/2016	520,000	525,464
1.00%,09/30/2016	370,000	373,657
1.00%,10/31/2016	650,000	655,890
1.00%,03/31/2017	320,000	321,150
1.25%,03/15/2014	250,000	251,802
1.25%,04/15/2014	1,250,000	1,260,059
1.25%,08/31/2015	450,000	458,578
1.25%,09/30/2015	300,000	305,836
1.25%,10/31/2015	100,000	101,965
1.38%,11/30/2015	320,000	327,175
1.50%,06/30/2016	590,000	605,488
1.50%,07/31/2016	1,050,000	1,077,317
1.75%,07/31/2015	150,000	154,277
1.75%,05/31/2016	1,165,000	1,203,955
1.88%,10/31/2017	275,000	283,443
2.00%,11/30/2013	1,750,000	1,761,314
2.00%,01/31/2016	250,000	259,658
2.00%,04/30/2016	835,000	868,465
2.13%,11/30/2014	150,000	153,867
2.13%,12/31/2015	400,000	416,375
2.13%,02/29/2016	515,000	536,948
2.13%,05/31/2015	550,000	568,434
2.25%,05/31/2014	300,000	305,273
2.25%,01/31/2015	1,095,000	1,128,364

See accompanying Notes to Quarterly Portfolio of Investments.

9

PEMBERWICK FUND

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
2.38%,02/28/2015	$560,000	$578,977
2.38%,03/31/2016	770,000	808,440
2.50%,04/30/2015	265,000	275,305
2.63%,07/31/2014	225,000	230,546
2.63%,04/30/2016	250,000	264,277
3.00%,09/30/2016	300,000	321,692
3.13%,08/31/2013	1,200,000	1,203,071
3.13%,04/30/2017	200,000	216,156
4.00%,02/15/2015	520,000	550,144
4.13%,05/15/2015	775,000	828,039
4.25%,08/15/2015	1,400,000	1,511,453

TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,411,542)		33,496,751

Value
TOTAL INVESTMENTS - 96.5% (Cost $122,821,350)*	$124,129,279
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%	4,545,199

NET ASSETS - 100.0%	$128,674,478

(a)	Variable or Floating Rate Security. Rate shown is as of July 31, 2013.
(b)	Multi-Step Coupon. Rate disclosed is as of July 31, 2013.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$122,821,350

Gross unrealized appreciation	1,440,123
Gross unrealized depreciation	(132,194)

Net unrealized appreciation	$1,307,929

REMICs Real Estate Mortgage Investment Conduit

See accompanying Notes to Quarterly Portfolio of Investments.

10

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2013

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Pemberwick Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at its last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) Stock Market System, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

11

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund’s assets carried at fair value:

	Total Value at 07/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$72,980,905	$—	$72,980,905	$—
Government Bonds	41,597	—	41,597	—
Collateralized Mortgage Obligations	2,547,941	—	2,547,941	—
U.S. Government Agency Obligations	15,062,085	—	15,062,085	—
U.S. Treasury Obligations	33,496,751	—	33,496,751	—

Total Investments	$124,129,279	$—	$124,129,279	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels

12

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund has an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund has an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

13

POLEN GROWTH FUND

Portfolio of Investments

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 94.4%
Business Services — 11.6%
Accenture PLC, Class A	231,775	$17,107,313
Visa, Inc., Class A	134,661	23,836,344

		40,943,657

Communications Equipment — 6.5%
QUALCOMM, Inc.	357,265	23,061,456

Computer Equipment — 3.5%
Apple, Inc.	27,661	12,516,602

Consumer Discretionary — 13.3%
NIKE, Inc., Class B	417,029	26,239,465
Starbucks Corp.	290,982	20,729,558

		46,969,023

Financials — 6.7%
T. Rowe Price Group, Inc.	312,120	23,483,909

Internet Software & Services — 15.0%
eBay, Inc.*	332,788	17,201,812
Facebook, Inc., Class A*	195,463	7,198,902
Google, Inc., Class A*	32,098	28,490,185

		52,890,899

Medical Equipment — 3.2%
Varian Medical Systems, Inc.*	157,103	11,389,968

Pharmaceuticals — 10.7%
Abbott Laboratories	463,119	16,964,049
Allergan, Inc.	229,392	20,902,198

		37,866,247

Software — 15.3%
Factset Research Systems, Inc.	117,173	12,792,948
Gartner, Inc.*	133,353	8,002,514

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software — (Continued)
Intuit, Inc.	269,456	$17,223,628
Oracle Corp.	500,535	16,192,307

		54,211,397

Trading Companies & Distributors — 6.2%
Fastenal Co.	140,923	6,906,636
WW Grainger, Inc.	57,153	14,982,087

		21,888,723

Transportation — 2.4%
C.H. Robinson Worldwide, Inc.	144,313	8,603,940

TOTAL COMMON STOCKS (Cost $278,682,366)		333,825,821

TOTAL INVESTMENTS - 94.4% (Cost $278,682,366)**		333,825,821
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.6%		19,786,061

NET ASSETS - 100.0%		$353,611,882

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$278,682,366

Gross unrealized appreciation	55,996,847
Gross unrealized depreciation	(853,392)

Net unrealized appreciation	$55,143,455

See accompanying Notes to the Quarterly Portfolio of Investments.

1

POLEN GROWTH FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2013

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

POLEN GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$333,825,821	$333,825,821	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

3

POLEN GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 86.9%
Consumer Discretionary — 12.0%
Advance Auto Parts, Inc.	11,375	$938,324
Ascena Retail Group, Inc.*	27,750	529,748
AutoNation, Inc.*	15,375	736,462
Carrols Restaurant Group, Inc.*	74,300	488,151
DeVry, Inc.	12,975	390,288
Fiesta Restaurant Group, Inc.*	74,300	2,344,165
Gildan Activewear, Inc. (Canada)	17,575	784,724

		6,211,862

Consumer Staples — 1.2%
Darling International, Inc.*	30,375	616,612

Energy — 7.7%
Golar LNG, Ltd. (Bermuda)	40,075	1,383,790
Noble Corp. (Switzerland)	22,775	870,005
Swift Energy Co.*	78,800	1,003,912
Ultra Petroleum Corp. (Canada)*	33,500	725,275

		3,982,982

Financials — 8.2%
Bank of Hawaii Corp.	14,300	795,652
EZCORP, Inc., Class A*	77,125	1,394,420
Oppenheimer Holdings, Inc., Class A	18,943	362,948
Raymond James Financial, Inc.	19,600	863,772
Suffolk Bancorp*	16,500	299,475
Willis Group Holdings PLC (Ireland)	12,525	536,070

		4,252,337

Health Care — 18.4%
Alere, Inc.*	51,750	1,728,450

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
Covidien PLC (Ireland)	20,300	$1,251,089
Universal Health Services, Inc., Class B	27,675	1,935,866
Valeant Pharmaceuticals International, Inc. (Canada)*	24,825	2,323,620
Warner Chilcott PLC, Class A (Ireland)	58,950	1,256,224
Zimmer Holdings, Inc.	11,975	999,673

		9,494,922

Industrials — 8.5%
Air Transport Services Group, Inc.*	211,000	1,409,480
Mine Safety Appliances Co.	13,575	721,240
Progressive Waste Solutions Ltd. (Canada)	21,500	516,860
Titan International, Inc.	28,750	495,650
Triumph Group, Inc.	6,085	477,429
UTi Worldwide, Inc. (British Virgin Islands)	46,800	772,200

		4,392,859

Information Technology — 27.8%
CA Technologies	69,137	2,056,134
Cisco Systems, Inc.	56,775	1,450,601
CoreLogic, Inc.*	39,475	1,101,353
Electro Rent Corp.	29,180	521,738
Global Cash Access Holdings, Inc.*	109,171	763,105
Imation Corp.*	65,940	308,599
Lam Research Corp.*	21,459	1,056,213
Mentor Graphics Corp.	74,625	1,532,051
Progress Software Corp.*	22,762	582,480
QUALCOMM, Inc.	17,055	1,100,900
Quantum Corp.*	536,075	857,720

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
SAIC, Inc.	37,275	$569,935
Symantec Corp.	74,540	1,988,727
VASCO Data Security International, Inc.*	56,941	468,624

		14,358,180

Materials — 1.9%
Pope Resources LP	14,325	1,006,331

Utilities — 1.2%
National Fuel Gas Co.	9,850	638,576

TOTAL COMMON STOCKS (Cost $31,291,673)		44,954,661

Value
TOTAL INVESTMENTS - 86.9% (Cost $31,291,673)**	$44,954,661
OTHER ASSETS IN EXCESS OF LIABILITIES - 13.1%	6,784,697

NET ASSETS - 100.0%	$51,739,358

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$31,291,673

Gross unrealized appreciation	15,612,035
Gross unrealized depreciation	(1,949,047)

Net unrealized appreciation	$13,662,988

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2013

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Private Capital Management Value Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$44,954,661	$44,954,661	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

B. Subsequent Event:

Change of Control of Investment Adviser

On or about September 1, 2013, Private Capital Management, L.P. (“PCM” or the “Adviser”) is expected to complete a transaction to restructure its equity ownership (the “Transaction”). In conjunction with the Transaction, PCM’s corporate structure will change from a limited partnership to a limited liability company and the Adviser will be renamed Private Capital Management, LLC. Under the terms of the Transaction, PCM will no longer be a wholly-owned subsidiary of Legg Mason, Inc. Upon closing of the Transaction, PCM will be wholly-owned by Pelican Bay Holdings, LLC, which is owned by Joelle Investments, LLC. Joelle Investments, LLC is 100% owned by Gregg J. Powers. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction will result in a change of control of PCM and, pursuant to relevant provisions of the 1940 Act, will effectively terminate the investment advisory agreement between FundVantage Trust, on behalf of the Fund, and PCM, and makes the approval of a new agreement by shareholders of the Fund necessary.

In light of this event, the Fund’s Board has approved an interim investment advisory agreement under which the Fund will be managed by PCM until a new agreement is approved by Fund shareholders. The interim agreement is substantially identical to the terminated agreement (with the exception of different effective and termination dates) and will not result in changes in the management of the Fund by the Adviser, its investment objective, fees or services provided. A new investment advisory agreement, also expected to be substantially identical to the terminated agreement, will be submitted for shareholder approval at a special meeting expected to take place in October 2013.

A discussion regarding the basis for the Board’s approval of the interim and proposed advisory agreements also will be available in the Fund’s report to shareholders for the next annual or semiannual reporting period ending after the dates of such approval.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.9%
Aerospace & Defense — 2.8%
DigitalGlobe, Inc.*	16,731	$542,084
Hexcel Corp.*	7,808	274,920

		817,004

Auto Components — 1.1%
Dorman Products, Inc.	7,006	329,842

Biotechnology — 4.5%
Coronado Biosciences, Inc.*	17,848	139,750
Ironwood Pharmaceuticals, Inc., Class A*	3,167	38,764
Isis Pharmaceuticals, Inc.*	5,059	145,952
Keryx Biopharmaceuticals, Inc.*	51,330	467,103
NewLink Genetics Corp.*	7,207	129,438
Orexigen Therapeutics, Inc.*	31,539	239,696
Prosensa Holding N.V. (Netherlands)*	5,396	166,197

		1,326,900

Building Products — 1.6%
Lennox International, Inc.	2,621	188,240
USG Corp.*	11,515	289,372

		477,612

Chemicals — 0.6%
H.B. Fuller Co.	4,339	174,211

Commercial Banks — 2.2%
Bank of the Ozarks, Inc.	4,368	208,703
Banner Corp.	8,225	304,983
First Financial Holdings, Inc.	2,426	134,497

		648,183

Commercial Services & Supplies — 3.2%
Mobile Mini, Inc.*	6,198	213,894
Steelcase, Inc., Class A	26,419	402,626

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial Services & Supplies — (Continued)
US Ecology, Inc.	11,109	$339,602

		956,122

Communications Equipment — 0.8%
Sonus Networks, Inc.*	72,565	248,172

Diversified Financial Services — 0.4%
MarketAxess Holdings, Inc.	2,106	108,880

Electronic Equipment, Instruments & Components — 2.4%
InvenSense, Inc.*	18,638	329,520
OSI Systems, Inc.*	5,511	387,919

		717,439

Energy Equipment & Services — 0.6%
Hornbeck Offshore Services, Inc.*	3,634	192,420

Food & Staples Retailing — 2.5%
Casey’s General Stores, Inc.	5,077	336,250
The Fresh Market, Inc.*	7,975	420,920

		757,170

Health Care Equipment & Supplies — 3.2%
DexCom, Inc.*	13,171	286,864
Endologix, Inc.*	11,927	186,419
Haemonetics Corp.*	4,996	210,931
Spectranetics Corp.*	15,577	280,698

		964,912

Health Care Providers & Services — 7.7%
Acadia Healthcare Co., Inc.*.	10,517	387,762
BioScrip, Inc.*	19,904	323,440
Centene Corp.*	5,885	326,441
ExamWorks Group, Inc.*	14,390	349,389
HealthSouth Corp.*	15,374	500,577

See accompanying Notes to Quarterly Portfolio of Investments.

1

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Providers & Services — (Continued)
HMS Holdings Corp.*	15,890	$384,379

		2,271,988

Health Care Technology — 1.3%
athenahealth, Inc.*	3,505	392,385

Hotels, Restaurants & Leisure — 4.3%
BJ’s Restaurants, Inc.*	9,929	353,870
Jack in the Box, Inc.*	9,416	377,487
Red Robin Gourmet Burgers, Inc.*	6,009	341,792
Six Flags Entertainment Corp.	5,310	195,355

		1,268,504

Household Durables — 1.2%
Beazer Homes USA, Inc.*	10,826	186,099
Standard Pacific Corp.*	22,189	181,506

		367,605

Internet & Catalog Retail — 2.6%
HomeAway, Inc.*	9,134	275,025
Shutterfly, Inc.*	9,017	483,221

		758,246

Internet Software & Services — 7.6%
CoStar Group, Inc.*	2,422	379,164
Dealertrack Technologies, Inc.*	7,813	292,206
Envestnet, Inc.*	11,310	281,506
Internap Network Services Corp.*	29,188	237,882
Responsys, Inc.*	14,104	204,367
SPS Commerce, Inc.*	6,659	429,705
Textura Corp.*	6,792	204,847
Tremor Video, Inc.*	25,784	215,812

		2,245,489

	Number of Shares	Value
COMMON STOCKS — (Continued)
IT Services — 2.0%
ExlService Holdings, Inc.*	3,144	$88,032
WEX Inc.*	5,710	496,427

		584,459

Leisure Equipment & Products — 1.5%
Brunswick Corp.	11,873	448,206

Life Sciences Tools & Services — 2.4%
Furiex Pharmaceuticals, Inc.*	7,520	330,805
PAREXEL International Corp.*	7,453	368,551

		699,356

Machinery — 2.9%
Actuant Corp., Class A	11,028	389,399
CLARCOR, Inc.	4,764	261,925
Lindsay Corp.	2,802	210,430

		861,754

Media — 1.0%
IMAX Corp. (Canada)*	12,017	302,588

Oil, Gas & Consumable Fuels — 2.8%
Oasis Petroleum, Inc.*	6,654	279,734
Pioneer Energy Services Corp.*	29,582	200,566
Rosetta Resources, Inc.*	7,533	343,580

		823,880

Professional Services — 2.7%
The Advisory Board Co.*	2,967	174,133
The Corporate Executive Board Co.	6,775	456,838
WageWorks, Inc.*	5,361	181,042

		812,013

Real Estate Management & Development — 0.9%
Jones Lang LaSalle, Inc.	2,956	269,085

See accompanying Notes to Quarterly Portfolio of Investments.

2

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
REIT — 1.8%
EastGroup Properties, Inc.	4,235	$261,977
Pebblebrook Hotel Trust	9,725	259,171

		521,148

Road & Rail — 4.2%
Avis Budget Group, Inc.*	7,430	235,085
Genesee & Wyoming, Inc., Class A*	4,405	394,952
Old Dominion Freight Line, Inc.*	3,971	173,453
Swift Transportation Co.*	25,530	455,455

		1,258,945

Semiconductors & Semiconductor Equipment — 2.9%
Cavium, Inc.*	13,296	486,102
Hittite Microwave Corp.*	5,920	369,882

		855,984

Software — 11.5%
Aspen Technology, Inc.*	13,447	437,565
CommVault Systems, Inc.*	3,577	302,006
Ellie Mae, Inc.*	12,801	301,464
Guidewire Software, Inc.*	7,583	331,832
Infoblox, Inc.*	24,367	796,801
Interactive Intelligence Group, Inc.*	7,236	411,005
Sourcefire, Inc.*	1,762	132,908
Tangoe, Inc.*	21,643	390,873
The Ultimate Software Group, Inc.*	2,258	305,507

		3,409,961

	Number of Shares	Value
COMMON STOCKS — (Continued)
Specialty Retail — 7.5%
Body Central Corp.*	13,557	$163,497
Francesca’s Holdings Corp.*	5,224	129,869
GameStop Corp., Class A	11,440	561,246
Monro Muffler Brake, Inc.	7,817	336,209
Pier 1 Imports, Inc.	13,126	308,461
Vitamin Shoppe, Inc.*	8,654	415,652
Zumiez, Inc.*	10,988	302,939

		2,217,873

Trading Companies & Distributors — 1.2%
Beacon Roofing Supply, Inc.*	8,663	353,364

TOTAL COMMON STOCKS (Cost $21,530,209)		28,441,700

TOTAL INVESTMENTS - 95.9% (Cost $21,530,209)		28,441,700

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%		1,210,060

NET ASSETS - 100.0%		$29,651,760

*	Non-income producing.

Aggregate cost	$21,530,209

Gross unrealized appreciation	7,181,949
Gross unrealized depreciation	(270,458)

Net unrealized appreciation	$6,911,491

REIT Real	Estate Investment Trust

See accompanying Notes to Quarterly Portfolio of Investments.

3

TIMBERLINE SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2013

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

TIMBERLINE SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$28,441,700	$28,441,700	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

WHV FUNDS

WHV International Equity Fund

Portfolio of Investments

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.3%
Australia — 5.0%
BHP Billiton, Ltd., SP ADR	290,330	$18,212,401

Bermuda — 3.7%
Brookfield Property Partners LP	1	14
Bunge, Ltd.	27,765	2,110,418
Nabors Industries, Ltd.	605,157	9,313,366
PartnerRe, Ltd.	26,155	2,341,919

		13,765,717

Brazil — 1.6%
Vale SA, SP ADR	424,190	5,819,887

Canada — 26.7%
Agrium, Inc.	110,765	9,415,025
Brookfield Asset Management, Inc., Class A	100,310	3,708,461
Canadian National Railway Co.	175,945	17,569,868
Canadian Natural
Resources, Ltd.	396,000	12,283,919
Canadian Pacific Railway, Ltd.	196,400	24,133,632
Ensign Energy Services, Inc.	44,810	778,708
Finning International, Inc.	21,775	470,601
Manulife Financial Corp.	45,730	805,305
Potash Corp. of Saskatchewan, Inc.	350,155	10,154,495
Suncor Energy, Inc.	477,095	15,090,515
Talisman Energy, Inc.	55,020	622,276
Teck Resources, Ltd., Class B	111,925	2,622,403

		97,655,208

	Number of Shares	Value
COMMON STOCKS — (Continued)
Curacao — 5.3%
Schlumberger, Ltd.	237,770	$19,337,834

France — 0.2%
AXA SA, SP ADR	43,165	952,652

Germany — 2.7%
BASF SE, SP ADR	110,830	9,810,672

Ireland — 5.8%
Eaton Corp. PLC	154,856	10,677,321
Ingersoll-Rand PLC	176,580	10,780,209

		21,457,530

Luxemburg — 3.6%
Tenaris SA, ADR	297,970	13,244,766

Netherlands — 6.1%
Core Laboratories NV	85,600	12,805,759
Unilever NV, NY Shares	235,550	9,424,356

		22,230,115

Norway — 0.2%
Yara International ASA, ADR	16,160	725,261

Switzerland — 21.1%
Nestle SA, SP ADR	231,695	15,749,468
Noble Corp.	468,155	17,883,521
Novartis AG, ADR	148,605	10,641,604
Syngenta AG, ADR	42,875	3,388,839
Transocean, Ltd.	261,410	12,328,096
UBS AG	59,035	1,161,218
Weatherford International, Ltd.*	1,146,910	16,010,864

		77,163,610

United Kingdom — 13.3%
British American Tobacco PLC, SP ADR	123,335	13,135,178
Diageo PLC, SP ADR	136,950	17,163,944

See accompanying Notes to the Quarterly Portfolio of Investments.

1

WHV FUNDS

WHV International Equity Fund

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Rio Tinto PLC, SP ADR	409,610	$18,428,354

		48,727,476

TOTAL COMMON STOCKS (Cost $320,883,171)		349,103,129

TOTAL INVESTMENTS - 95.3% (Cost $320,883,171)**		349,103,129
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%		17,055,870

NET ASSETS - 100.0%		$366,158,999

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$320,883,171

Gross unrealized appreciation	57,698,819
Gross unrealized depreciation	(29,478,861)

Net unrealized appreciation	$28,219,958

ADR	American Depositary Receipt
LP	Limited Partnership
SP ADR	Sponsored American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

2

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio of Investments

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.9%
Argentina — 3.0%
Tenaris SA, ADR	5,000	$222,250

Brazil — 10.1%
BRF - Brasil Foods SA, ADR	7,700	165,011
Cia de Bebidas das Americas, PRF ADR	9,400	355,132
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	14,800	152,440
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	5,550	83,809

		756,392

Cambodia — 1.7%
NagaCorp, Ltd.	160,000	125,019

Chile — 2.5%
Sociedad Quimica y Minera de Chile SA, SP ADR	6,400	185,344

China — 13.7%
Anton Oilfield Services Group	250,000	155,695
Galaxy Entertainment Group, Ltd.*	33,400	175,923
Hengan International Group Co. Ltd.	16,000	175,770
Mindray Medical International, Ltd., ADR	5,600	229,320
SINA Corp.*	4,300	296,571

		1,033,279

Columbia — 3.4%
Pacific Rubiales Energy Corp.	13,200	254,892

	Number of Shares	Value
COMMON STOCKS — (Continued)
India — 5.6%
HDFC Bank, Ltd., ADR	6,250	$205,625
Tata Motors, Ltd., SP ADR	9,000	216,360

		421,985

Malaysia — 7.9%
IHH Healthcare Bhd*	128,800	158,816
Public Bank Bhd	48,000	255,388
Sapurakencana Petroleum Bhd*	149,200	177,531

		591,735

Mexico — 5.0%
Fomento Economico Mexicano SAB de CV, SP ADR	1,400	139,286
Grupo Financiero Santander Mexico Sab de CV, ADR*	16,500	237,930

		377,216

Myanmar — 0.7%
Yoma Strategic Holdings, Ltd.*	79,500	54,111

Peru — 3.8%
Credicorp, Ltd.	1,300	154,427
Southern Copper Corp.	5,000	130,350

		284,777

Philippines — 6.6%
Alliance Global Group, Inc.	590,000	356,608
Universal Robina Corp.	48,000	137,380

		493,988

Poland — 2.8%
Eurocash SA	11,525	214,548

Russia — 7.6%
Eurasia Drilling Co., Ltd., GDR	4,475	176,762

See accompanying Notes to Quarterly Portfolio of Investments.

3

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Russia — (Continued)
Mail.ru Group, Ltd., GDR	7,400	$236,430
Sberbank of Russia, SP ADR	14,000	162,260

		575,452

South Africa — 4.5%
Life Healthcare Group Holdings Ltd.	41,075	149,887
Naspers Ltd.	2,250	188,361

		338,248

South Korea — 1.5%
Samsung Electronics Co., Ltd., GDR	195	111,089

Taiwan — 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	13,350	226,683

Thailand — 3.8%
Bangkok Dusit Medical Services PCL NVDR	27,000	126,374
Kasikornbank PCL NVDR	27,400	159,760

		286,134

Turkey — 6.7%
Bim Birlesik Magazalar AS	11,075	254,571
Turkiye Halk Bankasi AS	33,000	248,018

		502,589

TOTAL COMMON STOCKS (Cost $6,850,503)		7,055,731

Value
TOTAL INVESTMENTS - 93.9% (Cost $6,850,503)**	$7,055,731
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.1%	462,073

NET ASSETS - 100.0%	$7,517,804

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$6,850,503

Gross unrealized appreciation	592,893
Gross unrealized depreciation	(387,665)

Net unrealized appreciation	$205,228

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt
PCL	Public Company Limited
PRF ADR	Preferred American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Quarterly Portfolio of Investments.

4

WHV FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2013

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV International Equity Fund and the WHV Emerging Markets Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost which approximates fair value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

5

WHV FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2013

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 07/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
WHV International Equity Fund:
Investments in Securities*	$349,103,129	$349,103,129	$—	$—

WHV Emerging Markets Equity Fund:
Investments in Securities*	$7,055,731	$7,055,731	$—	$—

*	Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount

6

WHV FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2013

(Unaudited)

of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3 for both Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

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Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)* /s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date September 24, 2013

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and Chief Financial Officer
(principal financial officer)

Date September 24, 2013

* Print the name and title of each signing officer under his or her signature.